UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Perspectives® Portfolio

Voya Government Liquid Assets Portfolio

Voya High Yield Portfolio

Voya Large Cap Growth Portfolio

Voya Large Cap Value Portfolio

Voya Limited Maturity Bond Portfolio

Voya Retirement Conservative Portfolio

Voya Retirement Growth Portfolio

Voya Retirement Moderate Growth Portfolio

Voya Retirement Moderate Portfolio

Voya U.S. Stock Index Portfolio

VY® BlackRock Inflation Protected Bond Portfolio

VY® Clarion Global Real Estate Portfolio

VY® Clarion Real Estate Portfolio

VY® Franklin Income Portfolio

VY® Invesco Growth and Income Portfolio

VY® JPMorgan Emerging Markets Equity Portfolio

VY® JPMorgan Small Cap Core Equity Portfolio

VY® Morgan Stanley Global Franchise Portfolio

VY® T. Rowe Price Capital Appreciation Portfolio

VY® T. Rowe Price Equity Income Portfolio

VY® T. Rowe Price International Stock Portfolio

VY® Templeton Global Growth Portfolio

The schedules are not audited.

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
1,015,956	Voya Emerging Markets Index Portfolio - Class I	$11,703,808	10.0
1,236,842	Voya Global Bond Fund - Class R6	11,774,735	10.0
1,436,305	Voya GNMA Income Fund - Class I	11,748,974	10.0
1,225,576	Voya High Yield Portfolio - Class I	11,900,343	10.2
413,065	Voya Index Plus LargeCap Portfolio - Class I	11,768,218	10.0
1,143,642	Voya International Index Portfolio - Class I	11,790,950	10.1
808,938	(1) Voya MidCap Opportunities Portfolio - Class I	11,810,491	10.1
586,233	Voya Small Company Portfolio - Class I	11,396,379	9.7
1,148,079	Voya U.S. Bond Index Portfolio - Class I	11,721,884	10.0
1,005,671	VY® Clarion Global Real Estate Portfolio - Class I	11,585,335	9.9

	Total Mutual Funds
	(Cost $113,454,683)	117,201,117	100.0

	Liabilities in Excess of Other Assets	(42,816)	–
	Net Assets	$117,158,301	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Mutual Funds	$117,201,117	$–	$–	$117,201,117
Total Investments, at fair value	$117,201,117	$–	$–	$117,201,117

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2018	Dividend Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,150,617	$2,247,564	$(1,848,080)	$(1,846,293)	$11,703,808	$283,462	$658,442	$-
Voya Global Bond Fund - Class R6	13,194,975	736,279	(1,714,442)	(442,077)	11,774,735	152,003	87,243	-
Voya GNMA Income Fund - Class I	13,166,430	1,234,518	(2,388,593)	(263,381)	11,748,974	254,761	(78,636)	-
Voya High Yield Portfolio - Class I	13,191,870	1,193,137	(2,136,172)	(348,492)	11,900,343	578,332	20,641	-
Voya Index Plus LargeCap Portfolio - Class I	13,037,978	1,489,759	(1,982,257)	(777,262)	11,768,218	183,650	562,427	968,341
Voya International Index Portfolio - Class I	13,095,984	1,326,187	(1,734,344)	(896,877)	11,790,950	332,613	433,161	-
Voya MidCap Opportunities Portfolio - Class I	13,033,136	1,461,272	(2,315,980)	(367,937)	11,810,491	-	508,268	1,166,572
Voya Small Company Portfolio - Class I	13,025,233	2,226,784	(2,273,373)	(1,582,265)	11,396,379	64,505	150,662	1,866,665
Voya U.S. Bond Index Portfolio - Class I	13,145,640	1,231,501	(2,273,445)	(381,812)	11,721,884	220,956	(90,140)	-
VY® Clarion Global Real Estate Portfolio - Class I	13,108,233	1,529,680	(2,038,287)	(1,014,291)	11,585,335	655,369	13,568	-
	$131,150,096	$14,676,681	$(20,704,973)	$(7,920,687)	$117,201,117	$2,725,651	$2,265,636	$4,001,578

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $115,658,698.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$6,073,276
Gross Unrealized Depreciation	(4,530,857)

Net Unrealized Appreciation	$1,542,419

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 44.9%
1,525,000	Federal Farm Credit Banks, 1.000%, 01/07/2019	$1,520,511	0.2
1,729,000	Federal Farm Credit Banks, 1.230%, 01/25/2019	1,725,296	0.2
5,100,000	Federal Farm Credit Banks, 1.964%, (US0001M + (0.140)%), 07/02/2019	5,097,473	0.7
3,250,000	Federal Farm Credit Banks, 2.044%, (US0001M + (0.060)%), 04/03/2019	3,250,371	0.4
7,500,000	Federal Farm Credit Banks, 2.053%, (US0001M + (0.095)%), 09/13/2019	7,499,714	1.0
1,200,000	Federal Farm Credit Banks, 2.111%, (US0001M + (0.105)%), 09/25/2019	1,199,817	0.2
14,480,000	Federal Farm Credit Banks, 2.127%, (US0001M + (0.085)%), 05/24/2019	14,479,790	2.0
7,750,000	Federal Farm Credit Banks, 2.170%, (PRIME + (3.080)%), 03/12/2019	7,750,680	1.0
6,285,000	Federal Farm Credit Banks, 2.172%, (US0001M + (0.040)%), 04/24/2019	6,287,020	0.8
1,000,000	Federal Farm Credit Banks, 2.277%, (US0001M + 0.065%), 10/22/2018	1,000,108	0.1
18,700,000	Federal Farm Credit Banks, 2.292%, (USBMMY3M + 0.100%), 01/25/2019	18,708,870	2.5
18,750,000	Federal Farm Credit Banks, 2.348%, (US0001M + 0.190%), 05/16/2019	18,782,034	2.5
2,750,000	Federal Farm Credit Banks, 2.348%, (US0001M + 0.190%), 07/15/2019	2,755,902	0.4
3,648,000	Federal Farm Credit Banks, 2.382%, (US0001M + 0.170%), 01/22/2019	3,651,428	0.5
5,250,000	Federal Farm Credit Banks, 2.392%, (USBMMY3M + 0.200%), 11/14/2018	5,251,390	0.7
10,500,000	Federal Home Loan Banks, 1.964%, (US0001M + (0.140)%), 01/02/2019	10,499,333	1.4
8,250,000	Federal Home Loan Banks, 2.004%, (US0001M + (0.100)%), 09/04/2019	8,250,000	1.1
3,500,000	Federal Home Loan Banks, 2.028%, (US0001M + (0.130)%), 10/15/2018	3,500,033	0.5
13,900,000	Federal Home Loan Banks, 2.033%, (US0001M + (0.125)%), 11/16/2018	13,900,000	1.9
69,250,000	Federal Home Loan Banks, 2.035%, (US0001M + (0.130)%), 11/16/2018	69,249,502	9.4
2,750,000	Federal Home Loan Banks, 2.043%, (US0001M + (0.090)%), 11/08/2018	2,750,098	0.4
650,000	Federal Home Loan Banks, 2.133%, (US0003M + (0.200)%), 01/18/2019	650,300	0.1
1,500,000	Federal Home Loan Banks, 2.221%, (US0003M + (0.160)%), 06/27/2019	1,501,350	0.2
500,000	Federal Home Loan Mortgage Corp., 1.200%, 11/19/2018	499,590	0.1
13,750,000	Federal Home Loan Mortgage Corp., 2.052%, (US0001M + (0.130)%), 11/21/2018	13,750,000	1.9
10,750,000	Federal Home Loan Mortgage Corp., 2.065%, (US0001M + (0.100)%), 03/18/2019	10,750,000	1.4
19,000,000	Federal Home Loan Mortgage Corp., 2.086%, (US0003M + (0.225)%), 08/27/2019	19,000,000	2.6
18,500,000	Federal Home Loan Mortgage Corp., 2.090%, 10/29/2018	18,486,131	2.5
41,750,000	Federal Home Loan Mortgage Corp., 2.105%, (US0001M + (0.125)%), 11/27/2018	41,750,000	5.6
13,500,000	Federal Home Loan Mortgage Corp., 2.132%, (US0001M + (0.110)%), 05/28/2019	13,500,000	1.8
400,000	Federal National Mortgage Association, 1.125%, 10/29/2018	399,795	0.1

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
5,000,000	Federal National Mortgage Association, 2.242%, (US0001M + 0.000%), 02/28/2019	$5,001,262	0.7

	Total U.S. Government Agency Debt
	(Cost $332,397,798)	332,397,798	44.9

U.S. TREASURY DEBT: 10.8%
33,500,000	United States Treasury Bill, 1.980%, 10/18/2018	33,468,275	4.5
41,500,000	(1) United States Treasury Bill, 2.160%, 01/24/2019	41,217,472	5.6
5,250,000	(1) United States Treasury Bill, 2.290%, 04/25/2019	5,182,775	0.7

	Total U.S. Treasury Debt
	(Cost $79,868,522)	79,868,522	10.8

U.S. TREASURY REPURCHASE AGREEMENT: 28.1%
110,000,000	Deutsche Bank Repurchase Agreement dated 9/28/18, 2.24%, due 10/1/18, $110,020,533 to be received upon repurchase (Collateralized by $103,242,970,U.S. Treasury Note, 2.000%-8.875%, Market Value plus accrued interest $112,200,005 due 10/15/18 - 11/15/45)	110,000,000	14.9
97,705,000	Deutsche Bank Repurchase Agreement dated 9/28/18, 2.24%, due 10/1/18, $97,723,238 to be received upon repurchase (Collateralized by $73,508,700, U.S. Treasury Note, 2.50%, Market Value plus accrued interest $99,659,121 due 1/15/19)	97,705,000	13.2

	Total U.S. Treasury Repurchase Agreement
	(Cost $207,705,000)	207,705,000	28.1

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 3.4%
	Mutual Funds: 3.4%
25,000,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.883%, 10/01/18	$25,000,000	3.4

	Total Investment Companies
	(Cost $25,000,000)	25,000,000	3.4

	Total Investments in Securities (Cost $644,971,320)	$644,971,320	87.2
	Assets in Excess of Other Liabilities	94,677,815	12.8
	Net Assets	$739,649,135	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2018.
(2)	Rate shown is the 7-day yield as of September 30, 2018.

Reference Rate Abbreviations:
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

At September 30, 2018, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
U.S. Treasury Debt	$–	$79,868,522	$–	$79,868,522
U.S. Treasury Repurchase Agreement	–	207,705,000	–	207,705,000
U.S. Government Agency Debt	–	332,397,798	–	332,397,798
Investment Companies	25,000,000	–	–	25,000,000
Total Investments, at fair value	$25,000,000	$619,971,320	$–	$644,971,320

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.3%
		Basic Materials: 7.7%
1,800,000	(1),(2)	Alpha 3 BV / Alpha US Bidco, Inc., 6.250%, 02/01/2025	$1,800,540	0.3
1,500,000	(2)	Aruba Investments, Inc., 8.750%, 02/15/2023	1,567,500	0.3
1,500,000	(2)	Cascades, Inc., 5.500%, 07/15/2022	1,518,750	0.3
1,460,000		Chemours Co/The, 5.375%, 05/15/2027	1,412,550	0.3
2,300,000		Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	2,245,375	0.4
1,580,000	(2)	Constellium NV, 5.750%, 05/15/2024	1,578,025	0.3
250,000	(2)	Constellium NV, 5.875%, 02/15/2026	245,312	0.0
500,000	(2)	Constellium NV, 6.625%, 03/01/2025	507,500	0.1
1,775,000	(2)	Cornerstone Chemical Co., 6.750%, 08/15/2024	1,779,828	0.3
910,000	(1),(2)	Ferroglobe PLC / Globe Specialty Metals, Inc., 9.375%, 03/01/2022	963,462	0.2
915,000	(2)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	840,656	0.2
1,360,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,326,000	0.3
2,000,000		Freeport-McMoRan, Inc., 5.450%, 03/15/2043	1,825,000	0.3
2,050,000		Hexion, Inc., 6.625%, 04/15/2020	1,932,125	0.4
935,000	(2)	Hexion, Inc., 10.375%, 02/01/2022	913,963	0.2
1,220,000		Huntsman International LLC, 5.125%, 11/15/2022	1,259,650	0.2
1,850,000	(2)	IAMGOLD Corp., 7.000%, 04/15/2025	1,845,005	0.3
1,799,000		Momentive Performance Materials, Inc., 3.880%, 10/24/2021	1,949,666	0.4
1,930,000	(2)	OCI NV, 6.625%, 04/15/2023	2,004,788	0.4
1,700,000		Olin Corp., 5.125%, 09/15/2027	1,644,750	0.3
2,000,000	(2)	Rayonier AM Products, Inc., 5.500%, 06/01/2024	1,935,660	0.4
2,250,000	(2)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	2,300,625	0.4
2,100,000		Teck Resources Ltd., 5.200%, 03/01/2042	1,947,750	0.4
300,000	(2)	Tronox Finance PLC, 5.750%, 10/01/2025	279,000	0.1
1,700,000	(1),(2)	Tronox, Inc., 6.500%, 04/15/2026	1,642,625	0.3
2,150,000		United States Steel Corp., 6.250%, 03/15/2026	2,136,563	0.4
800,000		Valvoline, Inc., 5.500%, 07/15/2024	804,000	0.2
			40,206,668	7.7

		Communications: 17.3%
1,000,000	(1),(2)	Altice Finco SA, 8.125%, 01/15/2024	1,018,750	0.2
2,725,000	(2)	Altice France SA/France, 6.250%, 05/15/2024	2,703,200	0.5
800,000	(2)	Altice France SA/France, 8.125%, 02/01/2027	824,000	0.2
2,030,000	(1),(2)	Altice Luxembourg SA, 7.625%, 02/15/2025	1,847,300	0.3
2,000,000	(2)	Altice Luxembourg SA, 7.750%, 05/15/2022	1,954,000	0.4
2,055,000	(2)	Altice US Finance I Corp., 5.500%, 05/15/2026	2,053,972	0.4
1,850,000		AMC Networks, Inc., 4.750%, 08/01/2025	1,779,829	0.3
1,175,000	(2)	Block Communications, Inc., 6.875%, 02/15/2025	1,210,250	0.2
960,000		Cablevision Systems Corp., 5.875%, 09/15/2022	981,000	0.2
2,660,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	2,528,623	0.5
1,665,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,569,096	0.3
500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/2022	507,330	0.1
1,130,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	1,120,112	0.2
2,395,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	2,409,969	0.5
1,000,000		CenturyLink, Inc., 5.625%, 04/01/2020	1,021,250	0.2
950,000	(2)	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/2021	960,687	0.2
650,000	(2)	Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.500%, 04/01/2028	684,125	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,810,000	(2)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	$2,913,970	0.6
2,600,000		CSC Holdings LLC, 5.250%, 06/01/2024	2,548,000	0.5
1,100,000	(2)	CSC Holdings LLC, 5.375%, 02/01/2028	1,053,250	0.2
1,125,000	(2)	CSC Holdings LLC, 6.625%, 10/15/2025	1,188,281	0.2
525,000		DISH DBS Corp., 5.000%, 03/15/2023	478,369	0.1
1,000,000		DISH DBS Corp., 5.875%, 07/15/2022	979,375	0.2
3,500,000		DISH DBS Corp., 5.875%, 11/15/2024	3,158,750	0.6
2,550,000	(1)	Frontier Communications Corp., 6.875%, 01/15/2025	1,562,716	0.3
2,395,000		Frontier Communications Corp., 11.000%, 09/15/2025	1,879,380	0.4
2,140,000	(2)	Gray Television, Inc., 5.125%, 10/15/2024	2,073,125	0.4
1,440,000	(2)	Intelsat Connect Finance SA, 9.500%, 02/15/2023	1,438,200	0.3
1,250,000	(2)	Intelsat Jackson Holdings SA, 8.500%, 10/15/2024	1,262,500	0.2
1,850,000	(1)	Intelsat Luxembourg SA, 8.125%, 06/01/2023	1,651,125	0.3
1,800,000		Level 3 Financing, Inc., 5.125%, 05/01/2023	1,820,250	0.3
1,500,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	1,479,450	0.3
800,000		Level 3 Financing, Inc., 5.375%, 01/15/2024	803,392	0.2
995,000		LIN Television Corp., 5.875%, 11/15/2022	1,014,900	0.2
1,750,000	(2)	Netflix, Inc., 5.875%, 11/15/2028	1,757,560	0.3
1,900,000	(2)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	1,864,375	0.4
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/2030	1,193,173	0.2
2,159,000	(2)	Plantronics, Inc., 5.500%, 05/31/2023	2,153,603	0.4
2,070,000	(2)	Salem Media Group, Inc., 6.750%, 06/01/2024	1,852,650	0.4
1,065,000	(2)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	985,125	0.2
1,530,000		Sinclair Television Group, Inc., 6.125%, 10/01/2022	1,564,425	0.3
1,750,000	(2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,692,618	0.3
1,340,000	(2)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	1,393,868	0.3
3,500,000		Sprint Communications, Inc., 6.000%, 11/15/2022	3,578,750	0.7
3,235,000		Sprint Corp., 7.125%, 06/15/2024	3,368,444	0.6
1,750,000		Sprint Corp., 7.250%, 09/15/2021	1,852,813	0.4
2,275,000		Sprint Corp., 7.625%, 03/01/2026	2,413,206	0.5
1,375,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	1,319,313	0.2
1,470,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	1,447,950	0.3
1,295,000	(2)	Telesat Canada / Telesat LLC, 8.875%, 11/15/2024	1,388,888	0.3
265,000		T-Mobile USA, Inc., 4.500%, 02/01/2026	252,943	0.0
600,000		T-Mobile USA, Inc., 5.125%, 04/15/2025	606,000	0.1
2,200,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	2,310,440	0.4
1,370,000	(3)	Viacom, Inc., 6.250%, 02/28/2057	1,352,533	0.3
1,255,000	(2)	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/2027	1,260,648	0.2
2,160,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/2023	2,235,600	0.4
			90,323,451	17.3

		Consumer, Cyclical: 15.7%
2,990,000	(2)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	2,870,430	0.5
1,750,000	(1)	AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	1,680,000	0.3
2,000,000		Asbury Automotive Group, Inc., 6.000%, 12/15/2024	2,030,000	0.4
1,020,000	(2)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	956,250	0.2
1,308,000	(2)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.875%, 02/15/2021	1,324,350	0.2
2,070,000		AV Homes, Inc., 6.625%, 05/15/2022	2,140,276	0.4
2,895,000	(2)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	2,764,725	0.5
2,390,000		Caleres, Inc., 6.250%, 08/15/2023	2,461,700	0.5
1,170,000	(2)	Carmike Cinemas, Inc., 6.000%, 06/15/2023	1,194,862	0.2
1,880,000	(2)	CCM Merger, Inc., 6.000%, 03/15/2022	1,934,445	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,900,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	$1,900,000	0.4
2,900,000		Century Communities, Inc., 5.875%, 07/15/2025	2,705,120	0.5
1,875,000	(2)	Cooper-Standard Automotive, Inc., 5.625%, 11/15/2026	1,849,219	0.3
2,000,000		Dana, Inc., 5.500%, 12/15/2024	1,988,000	0.4
1,400,000	(2)	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.500%, 05/01/2025	1,375,500	0.3
1,965,000	(2)	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/2024	2,119,744	0.4
440,000		GLP Capital L.P. / GLP Financing II, Inc., 4.375%, 04/15/2021	444,950	0.1
2,275,000	(2)	Golden Nugget, Inc., 6.750%, 10/15/2024	2,313,402	0.4
1,700,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	1,700,000	0.3
780,000	(2)	International Game Technology PLC, 6.250%, 02/15/2022	811,200	0.2
955,000	(2)	International Game Technology PLC, 6.500%, 02/15/2025	995,587	0.2
1,210,000	(2)	JB Poindexter & Co., Inc., 7.125%, 04/15/2026	1,261,425	0.2
880,000	(2)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	875,054	0.2
930,000	(2)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	930,697	0.2
1,750,000		L Brands, Inc., 6.750%, 07/01/2036	1,452,500	0.3
2,000,000		Lennar Corp., 5.250%, 06/01/2026	1,992,500	0.4
500,000		Lennar Corp., 5.375%, 10/01/2022	515,000	0.1
1,840,000	(2)	Live Nation Entertainment, Inc., 5.375%, 06/15/2022	1,867,600	0.4
1,315,000		M/I Homes, Inc., 5.625%, 08/01/2025	1,242,675	0.2
945,000		M/I Homes, Inc., 6.750%, 01/15/2021	967,397	0.2
1,600,000	(1)	Men's Wearhouse, Inc./The, 7.000%, 07/01/2022	1,652,000	0.3
1,225,000		Meritage Homes Corp., 5.125%, 06/06/2027	1,133,125	0.2
1,295,000		Meritage Homes Corp., 7.000%, 04/01/2022	1,396,981	0.3
2,190,000		MGM Resorts International, 5.750%, 06/15/2025	2,205,330	0.4
500,000		MGM Resorts International, 6.000%, 03/15/2023	518,750	0.1
2,000,000		MGM Resorts International, 6.625%, 12/15/2021	2,124,000	0.4
1,850,000	(2)	Navistar International Corp., 6.625%, 11/01/2025	1,933,250	0.4
1,180,000	(2)	Neiman Marcus Group Ltd., Inc., 8.000%, 10/15/2021	781,013	0.1
2,194,511	(2),(4)	Neiman Marcus Group Ltd., Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 10/15/2021	1,457,978	0.3
2,215,000	(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	2,142,348	0.4
3,370,000	(2)	PetSmart, Inc., 7.125%, 03/15/2023	2,439,037	0.5
2,120,000	(2)	Scientific Games International, Inc., 5.000%, 10/15/2025	2,019,300	0.4
1,010,000		Scientific Games International, Inc., 6.625%, 05/15/2021	1,010,000	0.2
1,600,000		Scientific Games International, Inc., 10.000%, 12/01/2022	1,701,312	0.3
1,925,000	(2)	Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	2,103,736	0.4
500,000	(2)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	491,000	0.1
1,550,000	(2)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	1,538,375	0.3
1,995,000	(2)	Station Casinos LLC, 5.000%, 10/01/2025	1,915,799	0.4
1,955,000	(2)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,912,577	0.4
645,000	(2)	WMG Acquisition Corp., 5.000%, 08/01/2023	646,613	0.1
465,000	(2)	WMG Acquisition Corp., 5.625%, 04/15/2022	473,138	0.1
1,780,000	(2)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	1,751,075	0.3
			82,011,345	15.7

		Consumer, Non-cyclical: 16.8%
2,100,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/2022	2,105,250	0.4
110,000		Acadia Healthcare Co., Inc., 6.500%, 03/01/2024	114,262	0.0

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,145,000		Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson's LLC, 6.625%, 06/15/2024	$2,072,606	0.4
1,750,000	(1),(2)	Aptim Corp., 7.750%, 06/15/2025	1,513,505	0.3
1,190,000	(2)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,142,400	0.2
485,000		Centene Corp., 4.750%, 01/15/2025	485,000	0.1
2,035,000		Centene Corp., 5.625%, 02/15/2021	2,078,244	0.4
775,000		Centene Corp., 6.125%, 02/15/2024	817,625	0.2
415,000		Central Garden & Pet Co., 5.125%, 02/01/2028	395,287	0.1
1,750,000		Central Garden & Pet Co., 6.125%, 11/15/2023	1,813,437	0.3
1,780,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	1,697,675	0.3
1,410,000	(2)	Cott Holdings, Inc., 5.500%, 04/01/2025	1,380,037	0.3
1,660,000		DaVita, Inc., 5.125%, 07/15/2024	1,610,200	0.3
1,245,000	(2),(4)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/2022	1,263,675	0.2
400,000	(1),(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/2024	405,000	0.1
1,155,000	(2)	Endo Finance LLC / Endo Finco, Inc., 5.375%, 01/15/2023	1,022,175	0.2
675,000	(2)	Envision Healthcare Corp., 5.125%, 07/01/2022	694,912	0.1
1,800,000		Envision Healthcare Corp., 5.625%, 07/15/2022	1,851,660	0.4
2,190,000	(2)	Graham Holdings Co., 5.750%, 06/01/2026	2,247,487	0.4
2,000,000		HCA Healthcare, Inc., 6.250%, 02/15/2021	2,090,000	0.4
1,185,000		HCA, Inc., 5.375%, 02/01/2025	1,211,662	0.2
1,350,000		HCA, Inc., 5.500%, 06/15/2047	1,371,938	0.3
2,000,000		HCA, Inc., 5.875%, 05/01/2023	2,112,500	0.4
3,500,000		HCA, Inc., 7.500%, 02/15/2022	3,841,250	0.7
560,000	(2)	Hertz Corp./The, 7.625%, 06/01/2022	554,400	0.1
1,365,000	(1),(2)	Hertz Corp., 5.500%, 10/15/2024	1,139,775	0.2
1,000,000	(1)	Hertz Corp., 7.375%, 01/15/2021	1,001,250	0.2
2,445,000	(2)	Hill-Rom Holdings, Inc., 5.750%, 09/01/2023	2,518,350	0.5
2,405,000	(2)	Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 6.375%, 08/01/2023	2,429,050	0.5
1,035,000	(2)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	1,023,356	0.2
1,525,000	(2)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	1,517,375	0.3
1,535,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	1,567,619	0.3
2,570,000	(2)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	2,677,940	0.5
1,310,000	(2)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	1,267,425	0.2
1,365,000	(2)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	1,296,750	0.2
1,255,000		Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.875%, 01/15/2024	1,324,025	0.3
545,000	(2),(4)	Polaris Intermediate Corp., 8.500% (PIK Rate 8.500%, Cash Rate 0.000%), 12/01/2022	565,160	0.1
900,000	(2)	Post Holdings, Inc., 5.000%, 08/15/2026	854,370	0.2
1,525,000	(2)	Post Holdings, Inc., 5.625%, 01/15/2028	1,471,625	0.3
1,100,000	(2)	Post Holdings, Inc., 8.000%, 07/15/2025	1,214,125	0.2
1,415,000	(1)	Revlon Consumer Products Corp., 6.250%, 08/01/2024	866,688	0.2
145,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	147,175	0.0
1,000,000		Spectrum Brands, Inc., 6.625%, 11/15/2022	1,027,500	0.2
1,535,000	(2)	Sotera Health Holdings LLC, 6.500%, 05/15/2023	1,584,888	0.3
1,175,000	(2),(4)	Sotera Health Topco, Inc., 8.125% (PIK Rate 8.875%, Cash Rate 8.125%), 11/01/2021	1,189,688	0.2
1,748,000		Teleflex, Inc., 5.250%, 06/15/2024	1,806,645	0.3
1,105,000		Tenet Healthcare Corp., 5.125%, 05/01/2025	1,091,188	0.2
1,025,000		Tenet Healthcare Corp., 6.750%, 02/01/2020	1,063,284	0.2
2,340,000	(1)	Tenet Healthcare Corp., 6.750%, 06/15/2023	2,340,000	0.4
750,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	793,163	0.2
1,400,000		Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/2024	1,422,941	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
500,000		United Rentals North America, Inc., 4.625%, 10/15/2025	$486,250	0.1
1,165,000		United Rentals North America, Inc., 4.875%, 01/15/2028	1,095,100	0.2
1,150,000		United Rentals North America, Inc., 5.500%, 07/15/2025	1,177,313	0.2
500,000		United Rentals North America, Inc., 5.500%, 05/15/2027	495,625	0.1
2,360,000	(2)	Bausch Health Cos, Inc./US, 8.500%, 01/31/2027	2,483,900	0.5
845,000	(2)	Bausch Health Cos, Inc./US, 9.250%, 04/01/2026	913,656	0.2
1,000,000	(2)	Bausch Health Cos, Inc., 5.500%, 03/01/2023	965,750	0.2
1,350,000	(2)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	1,352,700	0.3
1,435,000	(2)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	1,368,344	0.3
720,000	(2)	Bausch Health Cos, Inc., 7.000%, 03/15/2024	762,480	0.1
280,000	(2)	Bausch Health Cos, Inc., 9.000%, 12/15/2025	302,411	0.1
2,800,000	(2)	Vizient, Inc., 10.375%, 03/01/2024	3,076,500	0.6
2,215,000	(2)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	2,109,788	0.4
			87,683,359	16.8

		Energy: 15.0%
1,860,000		Antero Resources Corp., 5.125%, 12/01/2022	1,887,900	0.4
1,020,000	(1)	Antero Resources Corp., 5.000%, 03/01/2025	1,031,475	0.2
1,730,000	(2)	Calfrac Holdings L.P., 8.500%, 06/15/2026	1,621,875	0.3
2,800,000	(1),(2)	California Resources Corp., 8.000%, 12/15/2022	2,677,500	0.5
250,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/2023	251,250	0.0
1,960,000	(2)	Centennial Resource Production LLC, 5.375%, 01/15/2026	1,955,100	0.4
2,140,000		Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	2,153,375	0.4
1,155,000		Cheniere Corpus Christi Holdings LLC, 5.875%, 03/31/2025	1,215,637	0.2
2,600,000	(1)	Chesapeake Energy Corp., 8.000%, 01/15/2025	2,689,700	0.5
1,885,000	(2)	Covey Park Energy LLC / Covey Park Finance Corp., 7.500%, 05/15/2025	1,920,344	0.4
2,080,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	2,132,000	0.4
2,245,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	2,273,062	0.4
1,400,000		Diamond Offshore Drilling, Inc., 4.875%, 11/01/2043	1,032,500	0.2
1,370,000		Diamondback Energy, Inc., 4.750%, 11/01/2024	1,375,137	0.3
385,000		Diamondback Energy, Inc., 5.375%, 05/31/2025	395,106	0.1
1,870,000		Eclipse Resources Corp., 8.875%, 07/15/2023	1,912,075	0.4
760,000	(2)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.500%, 01/30/2026	763,800	0.1
1,140,000	(2)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.750%, 01/30/2028	1,144,275	0.2
1,350,000		EnLink Midstream Partners L.P., 4.150%, 06/01/2025	1,281,476	0.2
1,100,000	(1)	Ensco PLC, 5.200%, 03/15/2025	961,125	0.2
700,000		Ensco PLC, 5.750%, 10/01/2044	525,875	0.1
760,000		Ensco PLC, 7.750%, 02/01/2026	757,150	0.1
1,415,000		Enviva Partners L.P. / Enviva Partners Finance Corp., 8.500%, 11/01/2021	1,468,798	0.3
1,860,000		Gulfport Energy Corp., 6.000%, 10/15/2024	1,822,800	0.3
460,000		Gulfport Energy Corp., 6.375%, 05/15/2025	454,250	0.1
380,000		Gulfport Energy Corp., 6.375%, 01/15/2026	370,500	0.1
945,000	(2)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	959,175	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,930,000	(2)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	$1,876,925	0.4
1,535,000	(2)	Jagged Peak Energy LLC, 5.875%, 05/01/2026	1,531,162	0.3
2,325,000	(1),(2)	Jonah Energy LLC / Jonah Energy Finance Corp., 7.250%, 10/15/2025	1,790,250	0.3
1,490,000	(2)	Lonestar Resources America, Inc., 11.250%, 01/01/2023	1,642,725	0.3
1,550,000	(2)	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.000%, 08/01/2026	1,550,000	0.3
1,545,000	(2)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,550,794	0.3
1,385,000		Murphy Oil Corp., 4.450%, 12/01/2022	1,377,763	0.3
995,000		Murphy Oil Corp., 5.750%, 08/15/2025	1,013,311	0.2
380,000		Murphy Oil Corp., 6.875%, 08/15/2024	403,169	0.1
70,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	69,737	0.0
2,000,000		Murphy Oil USA, Inc., 6.000%, 08/15/2023	2,065,000	0.4
1,415,000	(2)	Murray Energy Corp., 11.250%, 04/15/2021	1,015,262	0.2
1,557,000		Newfield Exploration Co., 5.625%, 07/01/2024	1,648,474	0.3
225,000	(2)	NGPL PipeCo LLC, 4.375%, 08/15/2022	227,812	0.0
850,000	(2)	NGPL PipeCo LLC, 4.875%, 08/15/2027	848,938	0.2
770,000	(2)	Noble Holding International Ltd., 7.875%, 02/01/2026	801,763	0.2
2,565,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	2,632,331	0.5
1,750,000	(2)	Rockies Express Pipeline LLC, 5.625%, 04/15/2020	1,806,875	0.3
1,470,000		Sanchez Energy Corp., 6.125%, 01/15/2023	852,600	0.2
1,160,000	(1),(2)	Sanchez Energy Corp., 7.250%, 02/15/2023	1,146,950	0.2
976,000	(1)	Sanchez Energy Corp., 7.750%, 06/15/2021	688,080	0.1
1,900,000		SRC Energy, Inc., 6.250%, 12/01/2025	1,795,500	0.3
640,000	(2)	Sunoco L.P. / Sunoco Finance Corp., 4.875%, 01/15/2023	635,200	0.1
65,000	(2)	Sunoco L.P. / Sunoco Finance Corp., 5.500%, 02/15/2026	62,953	0.0
65,000	(2)	Sunoco L.P. / Sunoco Finance Corp., 5.875%, 03/15/2028	62,563	0.0
1,670,000	(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	1,688,788	0.3
2,700,000		Transocean, Inc., 6.800%, 03/15/2038	2,349,000	0.5
2,145,000		Unit Corp., 6.625%, 05/15/2021	2,155,725	0.4
1,940,000	(2)	Vermilion Energy, Inc., 5.625%, 03/15/2025	1,937,575	0.4
1,805,000		WildHorse Resource Development Corp., 6.875%, 02/01/2025	1,872,688	0.4
2,351,000		WPX Energy, Inc., 6.000%, 01/15/2022	2,447,979	0.5
			78,581,152	15.0

		Financial: 5.2%
2,200,000		Ally Financial, Inc., 5.750%, 11/20/2025	2,279,750	0.4
500,000		Ally Financial, Inc., 7.500%, 09/15/2020	536,000	0.1
1,652,000		Ally Financial, Inc., 8.000%, 11/01/2031	2,009,245	0.4
1,500,000		CIT Group, Inc., 5.000%, 08/15/2022	1,536,750	0.3
195,000		CIT Group, Inc., 5.250%, 03/07/2025	199,387	0.0
385,000		CIT Group, Inc., 6.125%, 03/09/2028	403,288	0.1
2,100,000	(2)	ESH Hospitality, Inc., 5.250%, 05/01/2025	2,042,250	0.4
1,365,000	(2)	HUB International Ltd., 7.000%, 05/01/2026	1,370,201	0.3
2,095,000	(2)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	2,157,850	0.4
1,835,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	1,887,756	0.4
825,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	799,813	0.1
900,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.250%, 08/01/2026	900,000	0.2
502,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.500%, 05/01/2024	509,279	0.1
1,225,000		Navient Corp., 5.875%, 10/25/2024	1,202,007	0.2
2,000,000		Navient Corp., 7.250%, 09/25/2023	2,130,000	0.4
1,540,000	(2)	Quicken Loans, Inc., 5.250%, 01/15/2028	1,436,050	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,000,000	(1),(2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	$2,012,500	0.4
400,000		Springleaf Finance Corp., 6.125%, 05/15/2022	413,300	0.1
1,700,000		Springleaf Finance Corp., 7.125%, 03/15/2026	1,700,000	0.3
1,755,000	(2)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	1,711,125	0.3
			27,236,551	5.2

		Industrial: 9.8%
1,875,000	(2)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	1,900,294	0.4
1,880,000		AECOM, 5.875%, 10/15/2024	2,000,583	0.4
2,125,000	(4)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/2023	2,156,875	0.4
209,138	(2),(4)	ARD Securities Finance SARL, 8.750% (PIK Rate 8.750%, Cash Rate 8.750%), 01/31/2023	210,184	0.0
1,000,000	(2)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	1,050,000	0.2
1,670,000	(2)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	1,732,625	0.3
1,890,000	(2)	BMC East LLC, 5.500%, 10/01/2024	1,830,937	0.3
1,250,000	(2)	Bombardier, Inc., 6.000%, 10/15/2022	1,259,375	0.2
1,365,000	(2)	Bombardier, Inc., 7.500%, 12/01/2024	1,443,487	0.3
2,000,000	(2)	Bombardier, Inc., 8.750%, 12/01/2021	2,221,700	0.4
2,545,000	(2)	BWAY Holding Co., 7.250%, 04/15/2025	2,487,483	0.5
1,770,000	(2)	FXI Holdings, Inc., 7.875%, 11/01/2024	1,692,562	0.3
774,000	(2)	Gates Global LLC / Gates Global Co., 6.000%, 07/15/2022	780,772	0.1
2,100,000	(2)	Itron, Inc., 5.000%, 01/15/2026	2,021,250	0.4
2,025,000	(2)	James Hardie International Finance DAC, 4.750%, 01/15/2025	1,967,186	0.4
1,300,000	(2)	Koppers, Inc., 6.000%, 02/15/2025	1,303,250	0.2
1,419,000	(2)	Masonite International Corp., 5.625%, 03/15/2023	1,456,249	0.3
450,000	(2)	Masonite International Corp., 5.750%, 09/15/2026	452,250	0.1
190,000	(2)	Multi-Color Corp., 4.875%, 11/01/2025	178,125	0.0
2,300,000	(2)	Multi-Color Corp., 6.125%, 12/01/2022	2,363,250	0.5
1,875,000	(2)	Novelis Corp., 5.875%, 09/30/2026	1,835,156	0.3
400,000	(2)	Novelis Corp., 6.250%, 08/15/2024	409,000	0.1
275,000	(2)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	283,938	0.1
2,000,000	(2)	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/2025	2,065,000	0.4
1,575,000	(2)	PGT Escrow Issuer, Inc., 6.750%, 08/01/2026	1,638,000	0.3
870,000	(2)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	866,303	0.2
115,000	(2)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	117,228	0.0
484,554		Reynolds Group Issuer, Inc., 5.750%, 10/15/2020	486,371	0.1
1,000,000	(2)	Sealed Air Corp., 5.500%, 09/15/2025	1,023,750	0.2
500,000	(2)	Sealed Air Corp., 6.500%, 12/01/2020	526,250	0.1
2,295,000	(2)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	2,355,244	0.4
1,575,000	(2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,604,531	0.3
510,000		Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 07/15/2023	519,782	0.1
1,750,000		Summit Materials LLC / Summit Materials Finance Corp., 8.500%, 04/15/2022	1,865,938	0.4
800,000		TransDigm, Inc., 6.375%, 06/15/2026	810,000	0.2
1,180,000		TransDigm, Inc., 6.500%, 05/15/2025	1,205,075	0.2
2,030,000	(2)	Wrangler Buyer Corp., 6.000%, 10/01/2025	1,978,418	0.4
1,260,000	(2)	Zekelman Industries, Inc., 9.875%, 06/15/2023	1,371,825	0.3
			51,470,246	9.8

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: 6.0%
1,575,000	(2)	Ascend Learning LLC, 6.875%, 08/01/2025	$1,594,687	0.3
1,240,000	(2)	BMC Software Finance, Inc., 8.125%, 07/15/2021	1,268,954	0.2
1,045,000		CDK Global, Inc., 4.875%, 06/01/2027	1,024,100	0.2
875,000		CDK Global, Inc., 5.875%, 06/15/2026	905,957	0.2
580,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	580,000	0.1
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	1,560,000	0.3
2,040,000	(2)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	2,032,350	0.4
445,000	(2)	Dell International LLC / EMC Corp., 5.875%, 06/15/2021	459,463	0.1
445,000	(2)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	478,057	0.1
1,680,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	1,777,650	0.3
1,000,000	(2)	First Data Corp., 5.750%, 01/15/2024	1,016,500	0.2
3,250,000	(2)	First Data Corp., 7.000%, 12/01/2023	3,392,187	0.7
2,000,000	(2),(4)	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125% (PIK Rate 7.875%, Cash Rate 7.125%), 05/01/2021	2,031,500	0.4
910,000	(2)	MSCI, Inc., 5.250%, 11/15/2024	936,390	0.2
865,000	(2)	MSCI, Inc., 5.750%, 08/15/2025	910,603	0.2
1,000,000		NCR Corp., 4.625%, 02/15/2021	992,500	0.2
1,050,000		NCR Corp., 5.000%, 07/15/2022	1,046,719	0.2
750,000		NCR Corp., 6.375%, 12/15/2023	765,937	0.1
1,780,000	(2)	Open Text Corp., 5.625%, 01/15/2023	1,815,600	0.3
535,000	(2)	Open Text Corp., 5.875%, 06/01/2026	553,393	0.1
2,250,000	(2)	Qorvo, Inc., 5.500%, 07/15/2026	2,289,668	0.4
510,000		Qorvo, Inc., 7.000%, 12/01/2025	553,988	0.1
1,430,000	(2)	RP Crown Parent LLC, 7.375%, 10/15/2024	1,487,200	0.3
1,745,000	(1),(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	1,605,400	0.3
400,000	(2)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 02/01/2023	389,600	0.1
			31,468,403	6.0

		Utilities: 1.8%
500,000		Calpine Corp., 5.375%, 01/15/2023	471,875	0.1
750,000		Calpine Corp., 5.500%, 02/01/2024	672,187	0.1
1,775,000		Calpine Corp., 5.750%, 01/15/2025	1,577,531	0.3
675,000	(2)	Drax Finco PLC, 6.625%, 11/01/2025	685,125	0.1
1,750,000	(2)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	1,745,625	0.4
760,000	(2)	NRG Energy, Inc., 5.750%, 01/15/2028	769,500	0.2
598,000		NRG Energy, Inc., 6.250%, 07/15/2022	618,452	0.1
1,050,000		NRG Energy, Inc., 6.625%, 01/15/2027	1,107,225	0.2
475,000		NRG Energy, Inc., 7.250%, 05/15/2026	519,256	0.1
1,120,000	(2)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	1,134,000	0.2
			9,300,776	1.8

	Total Corporate Bonds/Notes
	(Cost $498,075,024)		498,281,951	95.3

OTHER(5): –%
		Basic Materials: –%
4,000,000	(6),(7),(8)	Momentive Performance Materials, Inc. (Escrow), 0.000%, 10/15/2020	–	–

	Total Other
	(Cost $–)		–	–

CONVERTIBLE BONDS/NOTES: 0.0%
		Financial: 0.0%
499,200	(2),(7)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	4,201	0.0

	Total Convertible Bonds/Notes
	(Cost $451,666)		4,201	0.0

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: 0.2%
	Health Care: 0.2%
950,625	Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 5.104%, (US0001M + 3.000%), 06/01/2025	$956,566	0.2

	Total Bank Loans
	(Cost $945,872)	956,566	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.2%
	Consumer Staples: 0.2%
24,842	(9) Southeastern Grocers, Inc.	931,575	0.2

	Total Common Stock
	(Cost $758,146)	931,575	0.2

	Total Long-Term Investments
	(Cost $500,230,708)	500,174,293	95.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.0%
	Commercial Paper: 2.7%
2,027,000	American Electric Power Co., Inc., 3.410%, 10/05/2018	2,026,054	0.4
421,000	Comcast Corp., 3.010%, 10/09/2018	420,688	0.1
2,000,000	DowDuPont, Inc., 2.890%, 10/11/2018	1,998,262	0.4
298,000	DowDuPont, Inc., 4.770%, 10/02/2018	297,922	0.0
2,000,000	Duke Energy, 7.230%, 10/01/2018	1,999,604	0.4
2,000,000	Northrop Grumman Corp., 2.750%, 10/17/2018	1,997,443	0.4
500,000	Schlumberger Ltd., 2.970%, 10/10/2018	499,593	0.1
5,000,000	Whirlpool Corp., 2.920%, 10/11/2018	4,995,598	0.9
		14,235,164	2.7

	U.S. Treasury Bills: 0.3%
1,929,000	United States Treasury Bill, 1.980%, 10/18/2018
	(Cost $1,927,107)	1,927,121	0.3

	Securities Lending Collateral(10): 5.0%
6,151,898	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $6,153,046, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $6,274,936, due 10/25/18-08/20/68)	6,151,898	1.2
1,293,511	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $1,293,750, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $1,319,381, due 05/23/19-09/09/49)	1,293,511	0.2
6,151,898	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $6,153,046, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $6,274,936, due 09/30/18-08/20/68)	6,151,898	1.2
6,151,898	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $6,153,041, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $6,274,936, due 10/04/18-09/09/49)	6,151,898	1.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral (continued)
6,151,898	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $6,153,167, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,275,813, due 04/15/20-02/15/48)	$6,151,898	1.2
		25,901,103	5.0

	Total Short-Term Investments
	(Cost $42,066,441)	42,063,388	8.0

	Total Investments in Securities (Cost $542,297,149)	$542,237,681	103.7
	Liabilities in Excess of Other Assets	(19,152,346)	(3.7)
	Net Assets	$523,085,335	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2018.
(4)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(5)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Defaulted security
(8)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2018, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(9)	Non-income producing security.
(10)	Represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$–	$931,575	$–	$931,575
Total Common Stock	–	931,575	–	931,575
Corporate Bonds/Notes	–	498,281,951	–	498,281,951
Bank Loans	–	956,566	–	956,566
Convertible Bonds/Notes	–	4,201	–	4,201
Other	–	–	–	–
Short-Term Investments	–	42,063,388	–	42,063,388
Total Investments, at fair value	$–	$542,237,681	$–	$542,237,681

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, Voya High Yield Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Momentive Performance Materials, Inc. (Escrow)	10/30/2014	$–	$–
		$–	$–

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $542,347,828.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$11,607,376
Gross Unrealized Depreciation	(11,717,523)

Net Unrealized Depreciation	$(110,147)

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Communication Services: 9.4%
257,079	(1)	Alphabet, Inc. - Class A	$310,314,919	5.0
77,282	(1)	Alphabet, Inc. - Class C	92,233,749	1.5
543,978	(1)	Electronic Arts, Inc.	65,543,909	1.1
663,520	(1)	Facebook, Inc.- Class A	109,122,499	1.8
			577,215,076	9.4

		Consumer Discretionary: 16.2%
211,049	(1)	Amazon.com, Inc.	422,731,147	6.9
108,197	(1)	Autozone, Inc.	83,928,413	1.4
212,938		Brunswick Corp.	14,271,105	0.2
558,241	(1)	Burlington Stores, Inc.	90,948,623	1.5
294,116		Domino's Pizza, Inc.	86,705,397	1.4
1,262,096		Hilton Worldwide Holdings, Inc.	101,952,115	1.6
957,565		Home Depot, Inc.	198,359,590	3.2
			998,896,390	16.2

		Consumer Staples: 4.9%
2,773,058		Altria Group, Inc.	167,243,128	2.7
891,382		Church & Dwight Co., Inc.	52,921,350	0.9
1,394,611	(1)	Monster Beverage Corp.	81,277,929	1.3
			301,442,407	4.9

		Energy: 0.8%
321,391	(1)	Concho Resources, Inc./Midland TX	49,092,475	0.8

		Financials: 4.6%
960,314	(1)	E*Trade Financial Corp.	50,310,850	0.8
1,730,063		Progressive Corp.	122,903,676	2.0
579,390		S&P Global, Inc.	113,207,012	1.8
			286,421,538	4.6

		Health Care: 13.6%
1,560,125		Baxter International, Inc.	120,270,036	2.0
391,445	(1)	Biogen, Inc.	138,301,433	2.2
2,509,330	(1)	Boston Scientific Corp.	96,609,205	1.6
448,231		Johnson & Johnson	61,932,077	1.0
505,850		Thermo Fisher Scientific, Inc.	123,467,868	2.0
625,226		UnitedHealth Group, Inc.	166,335,125	2.7
675,105	(1)	Vertex Pharmaceuticals, Inc.	130,119,738	2.1
			837,035,482	13.6

		Industrials: 12.0%
740,303		Ametek, Inc.	58,572,773	0.9
428,503		Boeing Co.	159,360,266	2.6
1,797,691		Delta Air Lines, Inc.	103,960,470	1.7
578,879		Honeywell International, Inc.	96,325,466	1.6
757,532		Ingersoll-Rand PLC - Class A	77,495,524	1.3
1,181,766		Waste Management, Inc.	106,784,376	1.7
226,382		WW Grainger, Inc.	80,911,191	1.3
509,827	(1)	XPO Logistics, Inc.	58,206,948	0.9
			741,617,014	12.0

		Information Technology: 33.1%
1,526,605		Apple, Inc.	344,615,813	5.6
1,323,639		Cognizant Technology Solutions Corp.	102,118,749	1.7
1,155,817		Fidelity National Information Services, Inc.	126,064,960	2.0
1,536,838	(1)	Fiserv, Inc.	126,604,714	2.1
763,443	(1)	GoDaddy, Inc.	63,663,512	1.0
495,766		Intuit, Inc.	112,737,188	1.8
959,352		Mastercard, Inc. - Class A	213,561,349	3.5
747,591		Microchip Technology, Inc.	58,992,406	1.0
3,952,965		Microsoft Corp.	452,100,607	7.3
477,092		Motorola Solutions, Inc.	62,088,753	1.0
352,698	(1)	Palo Alto Networks, Inc.	79,448,752	1.3
550,478	(1)	Salesforce.com, Inc.	87,542,516	1.4
1,065,031		Texas Instruments, Inc.	114,267,176	1.9
595,174	(1)	VMware, Inc.	92,882,854	1.5
			2,036,689,349	33.1

		Materials: 1.2%
286,776	(1)	Crown Holdings, Inc.	13,765,248	0.3
933,883		Huntsman Corp.	25,429,634	0.4
292,961		Packaging Corp. of America	32,134,892	0.5
			71,329,774	1.2

		Real Estate: 1.6%
665,342		American Tower Corp.	96,674,193	1.6

	Total Common Stock
	(Cost $4,594,042,797)		5,996,413,698	97.4

SHORT-TERM INVESTMENTS: 2.9%
		Mutual Funds: 2.9%
179,221,000	(2)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
		(Cost $179,221,000)	179,221,000	2.9

	Total Short-Term Investments
	(Cost $179,221,000)		179,221,000	2.9

	Total Investments in Securities (Cost $4,773,263,797)		$6,175,634,698	100.3
	Liabilities in Excess of Other Assets		(17,405,355)	(0.3)
	Net Assets		$6,158,229,343	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2018.

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$5,996,413,698	$–	$–	$5,996,413,698
Short-Term Investments	179,221,000	–	–	179,221,000
Total Investments, at fair value	$6,175,634,698	$–	$–	$6,175,634,698

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $4,778,301,728.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,438,402,967
Gross Unrealized Depreciation	(41,079,994)

Net Unrealized Appreciation	$1,397,322,973

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Communication Services: 6.2%
633,639		AT&T, Inc.	$21,277,598	1.8
744,093		Verizon Communications, Inc.	39,727,125	3.4
104,587		Walt Disney Co.	12,230,404	1.0
			73,235,127	6.2

		Consumer Discretionary: 5.6%
47,672		Delphi Technologies PLC	3,999,681	0.3
111,433		Hasbro, Inc.	11,713,837	1.0
113,478		Lowe's Cos, Inc.	13,029,544	1.1
134,013		Ralph Lauren Corp.	18,433,488	1.6
367,525		Tapestry, Inc.	18,475,481	1.6
			65,652,031	5.6

		Consumer Staples: 7.9%
251,513		Altria Group, Inc.	15,168,749	1.3
338,212		Coca-Cola Co.	15,622,012	1.3
539,328		Mondelez International, Inc.	23,169,531	2.0
218,755		Procter & Gamble Co.	18,206,979	1.5
228,621		Walmart, Inc.	21,469,798	1.8
			93,637,069	7.9

		Energy: 10.3%
217,819		Canadian Natural Resources Ltd.	7,113,969	0.6
233,427		Chevron Corp.	28,543,454	2.4
196,959		ConocoPhillips	15,244,627	1.3
110,436		EOG Resources, Inc.	14,088,320	1.2
281,597		Occidental Petroleum Corp.	23,138,825	1.9
188,180		Royal Dutch Shell PLC - Class A ADR	12,822,585	1.1
183,613		Valero Energy Corp.	20,885,979	1.8
			121,837,759	10.3

		Financials: 22.8%
1,361,848		Bank of America Corp.	40,120,042	3.4
107,045		Comerica, Inc.	9,655,459	0.8
248,384		Discover Financial Services	18,988,957	1.6
111,218		Evercore, Inc.	11,182,970	1.0
475,422		Hartford Financial Services Group, Inc.	23,752,083	2.0
346,461		Intercontinental Exchange, Inc.	25,946,464	2.2
422,277		JPMorgan Chase & Co.	47,649,737	4.1
1,002,647		Keycorp	19,942,649	1.7
317,113		Lazard Ltd.	15,262,649	1.3
64,062		Moody's Corp.	10,711,166	0.9
158,163		Reinsurance Group of America, Inc.	22,864,043	1.9
429,726		US Bancorp	22,693,830	1.9
			268,770,049	22.8

		Health Care: 14.8%
216,384		Baxter International, Inc.	16,681,043	1.4
21,016	(1)	Biogen, Inc.	7,425,163	0.6
285,363		Gilead Sciences, Inc.	22,032,877	1.9
281,178		Johnson & Johnson	38,850,364	3.3
1,122,010		Pfizer, Inc.	49,446,981	4.2
69,061		UnitedHealth Group, Inc.	18,372,988	1.5
167,462		Zimmer Biomet Holdings, Inc.	22,016,229	1.9
			174,825,645	14.8

		Industrials: 7.9%
172,235		BWX Technologies, Inc.	10,771,577	0.9
80,717		Deere & Co.	12,134,187	1.0
237,892		Emerson Electric Co.	18,217,769	1.5
128,994		Hubbell, Inc.	17,229,729	1.5
39,374		Roper Technologies, Inc.	11,662,972	1.0
270,153		Timken Co.	13,467,127	1.1
61,999		Union Pacific Corp.	10,095,297	0.9
			93,578,658	7.9

		Information Technology: 9.2%
802,361		Cisco Systems, Inc.	39,034,863	3.3
225,314		Microsoft Corp.	25,769,162	2.2
156,512		Motorola Solutions, Inc.	20,368,472	1.7
269,659		NetApp, Inc.	23,161,011	2.0
			108,333,508	9.2

		Materials: 3.9%
84,465		Air Products & Chemicals, Inc.	14,109,878	1.2
221,323	(2)	BHP Billiton Ltd. ADR	11,030,738	1.0
314,814		DowDuPont, Inc.	20,245,689	1.7
			45,386,305	3.9

		Real Estate: 4.5%
118,538		Camden Property Trust	11,091,601	0.9
152,919		Crown Castle International Corp.	17,024,472	1.5
315,685		Highwoods Properties, Inc.	14,919,273	1.3
94,988		Mid-America Apartment Communities, Inc.	9,515,898	0.8
			52,551,244	4.5

		Utilities: 5.5%
440,822	(1),(3)	PRIME AET&D Holdings NO 1	–	–
348,498		Ameren Corp.	22,032,044	1.9
254,605		American Electric Power Co., Inc.	18,046,402	1.5
150,950		NextEra Energy, Inc.	25,299,220	2.1
			65,377,666	5.5

	Total Common Stock
	(Cost $1,035,545,687)		1,163,185,061	98.6

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
		Financial: –%
1,216,000	(3),(4)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2015	$–	–

	Total Corporate Bonds/Notes
	(Cost $787,907)		–	–

OTHER(5): –%
		Communications: –%
32,517	(3),(6)	Tribune Co. (Escrow), 0.000%, 08/14/2049	–	–

		Energy: –%
1,685,000	(3),(6)	Samson Investment Co. (Escrow), 0.000%, 02/15/2020	–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $1,036,333,594)		1,163,185,061	98.6

SHORT-TERM INVESTMENTS: 1.4%
		Securities Lending Collateral(7): 0.4%
1,136,249		Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,136,461, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,158,974, due 10/25/18-08/20/68)	1,136,249	0.1
1,136,249		Daiwa Capital Markets, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,136,461, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,158,974, due 10/25/18-09/09/49)	1,136,249	0.1
238,794		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $238,838, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $243,570, due 05/23/19-09/09/49)	238,794	0.0
1,136,249		Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,136,461, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,158,974, due 09/30/18-08/20/68)	1,136,249	0.1
1,136,249		RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $1,136,460, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,158,974, due 10/04/18-09/09/49)	1,136,249	0.1
			4,783,790	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
11,834,000	(8) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
	(Cost $11,834,000)	11,834,000	1.0

	Total Short-Term Investments
	(Cost $16,617,790)	16,617,790	1.4

	Total Investments in Securities (Cost $1,052,951,384)	$1,179,802,851	100.0
	Assets in Excess of Other Liabilities	59,824	0.0
	Net Assets	$1,179,862,675	100.0

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Defaulted security
(5)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer.
(6)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2018, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(7)	Represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of September 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Communication Services	$73,235,127	$–	$–	$73,235,127
Consumer Discretionary	65,652,031	–	–	65,652,031
Consumer Staples	93,637,069	–	–	93,637,069
Energy	121,837,759	–	–	121,837,759
Financials	268,770,049	–	–	268,770,049
Health Care	174,825,645	–	–	174,825,645
Industrials	93,578,658	–	–	93,578,658
Information Technology	108,333,508	–	–	108,333,508
Materials	45,386,305	–	–	45,386,305
Real Estate	52,551,244	–	–	52,551,244
Utilities	65,377,666	–	–	65,377,666
Total Common Stock	1,163,185,061	–	–	1,163,185,061
Corporate Bonds/Notes	–	–	–	–
Other	–	–	–	–
Short-Term Investments	11,834,000	4,783,790	–	16,617,790
Total Investments, at fair value	$1,175,019,061	$4,783,790	$–	$1,179,802,851

At September 30, 2018, Voya Large Cap Value Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co. (Escrow)	6/28/2017	$–	$–
Tribune Co. (Escrow)	8/16/2015	–	–
		$–	$–

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,054,584,006.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$134,106,213
Gross Unrealized Depreciation	(8,881,697)

Net Unrealized Appreciation	$125,224,516

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 47.0%
		Basic Materials: 0.6%
600,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$604,155	0.2
570,000		PPG Industries, Inc., 2.300%, 11/15/2019	565,932	0.2
830,000		Sherwin-Williams Co/The, 2.250%, 05/15/2020	818,131	0.2
			1,988,218	0.6

		Communications: 2.1%
560,000		Alibaba Group Holding Ltd, 2.800%, 06/06/2023	539,463	0.2
345,000		AT&T, Inc., 2.300%, 03/11/2019	344,506	0.1
1,560,000		AT&T, Inc., 2.800%, 02/17/2021	1,537,851	0.5
401,000		CBS Corp., 2.500%, 02/15/2023	378,154	0.1
470,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	470,477	0.2
599,000		Cisco Systems, Inc., 2.450%, 06/15/2020	594,399	0.2
450,000		eBay, Inc., 2.150%, 06/05/2020	442,690	0.1
690,000		Orange SA, 1.625%, 11/03/2019	679,678	0.2
680,000	(1)	Sky PLC, 2.625%, 09/16/2019	676,877	0.2
185,000	(1)	Sky PLC, 3.125%, 11/26/2022	181,376	0.1
580,000		Viacom, Inc., 4.250%, 09/01/2023	584,903	0.2
			6,430,374	2.1

		Consumer, Cyclical: 3.2%
148,416		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	148,298	0.1
360,000		AutoZone, Inc., 4.000%, 11/15/2020	364,527	0.1
445,000	(1)	BMW US Capital LLC, 1.450%, 09/13/2019	439,645	0.1
400,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	399,975	0.1
141,663		Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	144,662	0.1
540,000	(1)	Daimler Finance North America LLC, 2.300%, 01/06/2020	534,930	0.2
255,000		Delta Air Lines, Inc., 2.875%, 03/13/2020	253,011	0.1
881,000		Ford Motor Credit Co. LLC, 3.157%, 08/04/2020	872,809	0.3
1,210,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	1,179,571	0.4
104,000		Newell Brands, Inc., 2.600%, 03/29/2019	103,862	0.0
530,000	(1)	Nissan Motor Acceptance Corp., 2.150%, 09/28/2020	516,874	0.2
340,000		Nordstrom, Inc., 4.750%, 05/01/2020	348,182	0.1
490,000		Ralph Lauren Corp., 2.625%, 08/18/2020	484,865	0.2
650,000		Toyota Motor Credit Corp., 1.550%, 10/18/2019	641,503	0.2
480,000		Toyota Motor Credit Corp., 1.700%, 01/09/2019	478,998	0.2
91,796		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	94,357	0.0
495,833		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	498,414	0.2
560,652		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	592,062	0.2
71,267		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	72,969	0.0
708,000		Walmart, Inc., 2.850%, 06/23/2020	708,393	0.2
718,000		Walmart, Inc., 3.125%, 06/23/2021	719,720	0.2
			9,597,627	3.2

		Consumer, Non-cyclical: 7.6%
470,000		Abbott Laboratories, 2.800%, 09/15/2020	465,662	0.2
545,000		Abbott Laboratories, 2.900%, 11/30/2021	538,611	0.2
166,000		AbbVie, Inc., 3.375%, 11/14/2021	165,916	0.1
1,380,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	1,360,972	0.4
340,000		Anheuser-Busch InBev Worldwide, Inc., 3.500%, 01/12/2024	336,779	0.1
1,030,000		Anthem, Inc., 2.500%, 11/21/2020	1,014,179	0.3
670,000		AstraZeneca PLC, 1.950%, 09/18/2019	664,162	0.2
480,000	(1)	BAT Capital Corp., 2.297%, 08/14/2020	470,583	0.2
520,000	(1)	BAT International Finance PLC, 2.750%, 06/15/2020	514,770	0.2
990,000		Becton Dickinson and Co., 2.404%, 06/05/2020	975,335	0.3
350,000		Campbell Soup Co., 3.650%, 03/15/2023	343,557	0.1
970,000		Cardinal Health, Inc., 2.616%, 06/15/2022	928,217	0.3
480,000		Constellation Brands, Inc., 2.250%, 11/06/2020	469,245	0.2
1,970,000		CVS Health Corp., 3.350%, 03/09/2021	1,967,394	0.6
850,000	(1)	Danone SA, 1.691%, 10/30/2019	837,685	0.3
900,000		General Mills, Inc., 3.200%, 04/16/2021	894,677	0.3

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
770,000		Gilead Sciences, Inc., 1.950%, 03/01/2022	$736,784	0.2
765,000	(1)	Halfmoon Parent, Inc., 3.200%, 09/17/2020	762,459	0.2
560,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	554,731	0.2
470,000		Johnson & Johnson, 1.950%, 11/10/2020	460,622	0.1
715,000	(1)	Keurig Dr Pepper, Inc., 3.551%, 05/25/2021	714,150	0.2
520,000		Kraft Heinz Foods Co., 2.800%, 07/02/2020	515,780	0.2
470,000		Kroger Co., 1.500%, 09/30/2019	463,779	0.1
540,000		Kroger Co., 2.000%, 01/15/2019	538,837	0.2
840,000		Medtronic Global Holdings SCA, 1.700%, 03/28/2019	836,176	0.3
495,000		Molson Coors Brewing Co., 1.450%, 07/15/2019	489,295	0.2
570,000		Moody's Corp., 2.750%, 12/15/2021	557,881	0.2
279,000		Mylan NV, 2.500%, 06/07/2019	278,029	0.1
500,000		Mylan NV, 3.150%, 06/15/2021	492,498	0.2
280,000		PepsiCo, Inc., 1.550%, 05/02/2019	278,163	0.1
660,000		PepsiCo, Inc., 2.000%, 04/15/2021	642,590	0.2
600,000		Procter & Gamble Co, 1.900%, 11/01/2019	594,632	0.2
710,000		Shire Acquisitions Investments Ireland DAC, 1.900%, 09/23/2019	702,593	0.2
469,000		Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 07/19/2019	461,472	0.1
495,000		Unilever Capital Corp., 3.000%, 03/07/2022	490,276	0.2
555,000		Zoetis, Inc., 3.250%, 08/20/2021	554,518	0.2
			23,073,009	7.6

		Energy: 3.6%
478,000		Apache Corp., 2.625%, 01/15/2023	456,559	0.1
1,079,000		BP Capital Markets PLC, 2.315%, 02/13/2020	1,069,235	0.4
495,000		BP Capital Markets PLC, 2.521%, 01/15/2020	492,234	0.2
580,000		Canadian Natural Resources Ltd., 2.950%, 01/15/2023	559,698	0.2
410,000		Columbia Pipeline Group, Inc., 3.300%, 06/01/2020	409,456	0.1
280,000		Enterprise Products Operating LLC, 2.800%, 02/15/2021	276,558	0.1
690,000		Enterprise Products Operating LLC, 2.850%, 04/15/2021	681,705	0.2
350,000		Enterprise Products Operating LLC, 5.200%, 09/01/2020	362,726	0.1
800,000		Exxon Mobil Corp., 1.708%, 03/01/2019	797,527	0.3
770,000		Kinder Morgan Energy Partners L.P., 5.000%, 10/01/2021	800,415	0.3
315,000		ONEOK Partners L.P., 3.375%, 10/01/2022	310,455	0.1
880,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 5.875%, 03/01/2022	931,742	0.3
570,000		Sabine Pass Liquefaction LLC, 5.625%, 02/01/2021	593,144	0.2
470,000	(1)	Schlumberger Finance Canada Ltd, 2.200%, 11/20/2020	459,025	0.1
230,000		Shell International Finance BV, 1.375%, 09/12/2019	226,998	0.1
473,000		Shell International Finance BV, 1.625%, 11/10/2018	472,511	0.2
430,000		Shell International Finance BV, 1.750%, 09/12/2021	413,626	0.1
350,000		Shell International Finance BV, 2.125%, 05/11/2020	345,435	0.1
760,000	(2)	Total Capital International SA, 2.100%, 06/19/2019	757,926	0.2
470,000		TransCanada PipeLines Ltd, 2.125%, 11/15/2019	465,151	0.2
			10,882,126	3.6

		Financial: 20.9%
340,000	(1)	ABN AMRO Bank NV, 2.450%, 06/04/2020	335,951	0.1
390,000	(1)	ABN AMRO Bank NV, 3.400%, 08/27/2021	388,650	0.1
1,000,000		American International Group, Inc., 3.300%, 03/01/2021	998,260	0.3
1,000,000		American Express Co., 3.375%, 05/17/2021	1,001,106	0.3
460,000		American Express Credit Corp., 1.875%, 05/03/2019	457,888	0.2
420,000	(1)	ANZ New Zealand Int'l Ltd./London, 2.200%, 07/17/2020	411,662	0.1
740,000		Aon Corp., 5.000%, 09/30/2020	762,104	0.3
620,000	(1)	Athene Global Funding, 2.750%, 04/20/2020	612,365	0.2
680,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.250%, 06/13/2019	677,730	0.2
400,000		Banco Santander SA, 3.500%, 04/11/2022	392,242	0.1
1,426,000		Bank of America Corp., 2.151%, 11/09/2020	1,395,880	0.5
154,000		Bank of America Corp., 2.600%, 01/15/2019	153,983	0.1
583,000		Bank of America Corp., 2.650%, 04/01/2019	583,092	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
916,000	(3)	Bank of America Corp., 3.004%, 12/20/2023	$889,230	0.3
490,000		Bank of Montreal, 2.100%, 12/12/2019	485,291	0.2
500,000		Bank of Montreal, 3.100%, 07/13/2020	500,508	0.2
180,000		Bank of New York Mellon Corp./The, 2.950%, 01/29/2023	175,651	0.1
850,000		Bank of New York Mellon Corp., 2.600%, 08/17/2020	843,491	0.3
250,000		Bank of Nova Scotia/The, 2.450%, 03/22/2021	244,886	0.1
350,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	348,303	0.1
500,000		Bank of Nova Scotia, 1.650%, 06/14/2019	496,310	0.2
450,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	441,183	0.1
310,000		Berkshire Hathaway Finance Corp., 1.700%, 03/15/2019	308,957	0.1
650,000	(1)	BNZ International Funding Ltd./London, 2.350%, 03/04/2019	649,033	0.2
250,000	(1)	BPCE SA, 2.750%, 01/11/2023	239,127	0.1
670,000		Canadian Imperial Bank of Commerce, 2.700%, 02/02/2021	660,183	0.2
600,000		Canadian Imperial Bank of Commerce, 3.500%, 09/13/2023	596,522	0.2
660,000		Citibank NA, 2.000%, 03/20/2019	658,274	0.2
1,000,000		Citibank NA, 3.400%, 07/23/2021	1,000,116	0.3
592,000		Citigroup, Inc., 2.500%, 07/29/2019	590,828	0.2
630,000		Comerica, Inc., 2.125%, 05/23/2019	627,279	0.2
460,000	(1)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	454,209	0.2
625,000		Compass Bank, 3.500%, 06/11/2021	622,194	0.2
1,050,000		Cooperatieve Rabobank UA/NY, 2.250%, 01/14/2019	1,049,146	0.3
500,000		Cooperatieve Rabobank UA, 4.500%, 01/11/2021	512,338	0.2
720,000		Credit Suisse AG, 5.300%, 08/13/2019	734,533	0.2
950,000		Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/2020	942,776	0.3
425,000	(1)	Danske Bank A/S, 2.800%, 03/10/2021	414,829	0.1
260,000	(1)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	254,368	0.1
490,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/2019	483,816	0.2
495,000		Fifth Third Bank/Cincinnati OH, 3.350%, 07/26/2021	493,790	0.2
450,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	439,818	0.1
1,935,000		Goldman Sachs Group, Inc., 2.550%, 10/23/2019	1,926,808	0.6
1,000,000		Goldman Sachs Group, Inc., 5.250%, 07/27/2021	1,047,294	0.3
445,000	(1)	HSBC Bank PLC, 4.125%, 08/12/2020	452,055	0.1
1,310,000		HSBC Holdings PLC, 3.400%, 03/08/2021	1,307,230	0.4
240,000	(3)	HSBC Holdings PLC, 3.950%, 05/18/2024	238,521	0.1
134,000		HSBC USA, Inc., 5.000%, 09/27/2020	137,899	0.0
615,000		Huntington National Bank/The, 3.250%, 05/14/2021	611,680	0.2
900,000	(1),(2)	ING Bank NV, 2.700%, 08/17/2020	888,655	0.3
710,000	(3)	ING Bank NV, 4.125%, 11/21/2023	711,101	0.2
450,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	447,999	0.1
760,000		JPMorgan Chase & Co., 1.850%, 03/22/2019	757,280	0.3
1,540,000		JPMorgan Chase & Co., 2.550%, 03/01/2021	1,512,791	0.5
280,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	276,084	0.1
470,000	(3)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	466,247	0.2
450,000		KeyBank NA/Cleveland OH, 2.350%, 03/08/2019	449,593	0.1
496,000		KeyCorp, 2.300%, 12/13/2018	495,856	0.2
465,000	(1)	Lloyds Bank PLC, 6.500%, 09/14/2020	487,457	0.2
705,000	(1)	Metropolitan Life Global Funding I, 1.550%, 09/13/2019	696,348	0.2
840,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	808,827	0.3
320,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	312,255	0.1
60,000		Morgan Stanley, 2.200%, 12/07/2018	59,969	0.0
800,000		Morgan Stanley, 2.450%, 02/01/2019	799,547	0.3
1,000,000		Morgan Stanley, 2.500%, 04/21/2021	977,315	0.3
860,000		Morgan Stanley, 2.750%, 05/19/2022	834,576	0.3
585,000		Morgan Stanley, 5.500%, 07/28/2021	616,150	0.2
730,000		National Australia Bank Ltd./New York, 2.250%, 01/10/2020	721,724	0.2
550,000		National Rural Utilities Cooperative Finance Corp., 1.500%, 11/01/2019	541,150	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
400,000		National Rural Utilities Cooperative Finance Corp., 1.650%, 02/08/2019	$398,684	0.1
330,000	(1)	Nationwide Building Society, 2.350%, 01/21/2020	326,784	0.1
345,000	(1)	Nordea Bank AB, 4.875%, 05/13/2021	352,966	0.1
390,000	(1)	Nuveen Finance LLC, 2.950%, 11/01/2019	389,559	0.1
828,000		PNC Bank NA, 2.400%, 10/18/2019	824,134	0.3
540,000	(1)	Protective Life Global Funding, 2.161%, 09/25/2020	527,542	0.2
600,000		Royal Bank of Canada, 2.125%, 03/02/2020	593,819	0.2
1,386,000		Royal Bank of Scotland Group PLC, 6.400%, 10/21/2019	1,427,430	0.5
430,000		Santander UK PLC, 2.500%, 03/14/2019	429,762	0.1
626,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/2019	619,267	0.2
710,000		Skandinaviska Enskilda Banken AB, 2.300%, 03/11/2020	701,252	0.2
610,000	(1)	Standard Chartered PLC, 2.100%, 08/19/2019	605,063	0.2
790,000		Sumitomo Mitsui Banking Corp., 1.966%, 01/11/2019	788,597	0.3
730,000		Sumitomo Mitsui Banking Corp., 2.514%, 01/17/2020	724,343	0.2
594,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	586,171	0.2
913,000		SunTrust Bank/Atlanta GA, 2.250%, 01/31/2020	903,064	0.3
395,000	(3)	SunTrust Bank/Atlanta GA, 3.502%, 08/02/2022	393,905	0.1
825,000		Svenska Handelsbanken AB, 3.350%, 05/24/2021	823,932	0.3
525,000	(1)	Swiss Re Treasury US Corp., 2.875%, 12/06/2022	509,371	0.2
800,000		Toronto-Dominion Bank/The, 2.125%, 07/02/2019	796,598	0.3
460,000		Toronto-Dominion Bank/The, 3.250%, 06/11/2021	459,994	0.2
584,000		Toronto-Dominion Bank, 2.250%, 11/05/2019	580,028	0.2
1,063,000	(1)	UBS AG/London, 2.200%, 06/08/2020	1,044,289	0.3
860,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/2020	852,039	0.3
526,000		US Bank NA/Cincinnati OH, 2.125%, 10/28/2019	521,973	0.2
340,000		US Bank NA/Cincinnati OH, 2.602%, (US0003M + 0.290%), 05/21/2021	340,623	0.1
438,000	(1)	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/2019	436,964	0.1
1,404,000		Wells Fargo & Co., 2.100%, 07/26/2021	1,352,397	0.4
1,330,000		Wells Fargo Bank NA, 2.150%, 12/06/2019	1,317,401	0.4
535,000		Westpac Banking Corp., 1.600%, 08/19/2019	529,507	0.2
500,000		Westpac Banking Corp., 2.100%, 05/13/2021	483,989	0.2
			63,551,760	20.9

		Industrial: 1.7%
530,000		Amphenol Corp., 2.200%, 04/01/2020	520,858	0.2
724,000		Caterpillar Financial Services Corp., 2.250%, 12/01/2019	719,075	0.2
175,000		General Electric Co., 2.200%, 01/09/2020	173,175	0.1
630,000		Lockheed Martin Corp., 1.850%, 11/23/2018	629,278	0.2
460,000		Rockwell Collins, Inc., 1.950%, 07/15/2019	456,995	0.1
523,000	(1)	Rolls-Royce PLC, 2.375%, 10/14/2020	512,182	0.2
300,000	(1)	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/2020	296,382	0.1
410,000	(1)	SMBC Aviation Capital Finance DAC, 4.125%, 07/15/2023	410,877	0.1
950,000		United Parcel Service, Inc., 2.050%, 04/01/2021	925,352	0.3
500,000		United Technologies Corp., 3.100%, 06/01/2022	492,673	0.2
			5,136,847	1.7

		Technology: 3.5%
240,000		Activision Blizzard, Inc., 2.300%, 09/15/2021	233,017	0.1
670,000		Analog Devices, Inc., 2.950%, 01/12/2021	664,460	0.2
1,221,000		Apple, Inc., 1.900%, 02/07/2020	1,206,810	0.4
1,230,000		Applied Materials, Inc., 2.625%, 10/01/2020	1,218,032	0.4
545,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375%, 01/15/2020	538,775	0.2
1,280,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	1,299,762	0.4
380,000		Electronic Arts, Inc., 3.700%, 03/01/2021	383,199	0.1
230,000		Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	231,194	0.1
355,000		HP, Inc., 4.300%, 06/01/2021	362,819	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
460,000		IBM Credit LLC, 2.650%, 02/05/2021	$454,942	0.2
1,053,000		Intel Corp., 2.450%, 07/29/2020	1,044,222	0.3
490,000		NetApp, Inc., 2.000%, 09/27/2019	485,759	0.2
680,000		NVIDIA Corp., 2.200%, 09/16/2021	661,224	0.2
1,500,000		Oracle Corp., 2.625%, 02/15/2023	1,455,640	0.5
280,000		Texas Instruments, Inc., 2.750%, 03/12/2021	277,985	0.1
			10,517,840	3.5

		Utilities: 3.8%
466,000		Berkshire Hathaway Energy Co., 2.375%, 01/15/2021	458,610	0.2
880,000		Black Hills Corp., 2.500%, 01/11/2019	879,052	0.3
475,000		Black Hills Corp., 5.875%, 07/15/2020	493,513	0.2
375,000		Consumers Energy Co., 3.375%, 08/15/2023	372,992	0.1
200,000		Dominion Energy, Inc., 1.600%, 08/15/2019	197,741	0.1
720,000		Dominion Energy, Inc., 2.579%, 07/01/2020	710,933	0.2
1,125,000		Duke Energy Corp., 1.800%, 09/01/2021	1,075,868	0.4
290,000		Duke Energy Progress LLC, 3.375%, 09/01/2023	289,311	0.1
310,000		Edison International, 2.125%, 04/15/2020	304,056	0.1
268,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	263,268	0.1
460,000		Eversource Energy, 2.500%, 03/15/2021	452,114	0.1
320,000		Exelon Generation Co. LLC, 2.950%, 01/15/2020	319,219	0.1
470,000		Fortis, Inc./Canada, 2.100%, 10/04/2021	449,301	0.1
550,000		Georgia Power Co., 2.000%, 03/30/2020	539,961	0.2
470,000		Georgia Power Co., 2.000%, 09/08/2020	458,427	0.2
410,000		NextEra Energy Capital Holdings, Inc., 2.300%, 04/01/2019	409,258	0.1
500,000		NextEra Energy Capital Holdings, Inc., 3.342%, 09/01/2020	501,244	0.2
740,000		Oklahoma Gas & Electric Co., 8.250%, 01/15/2019	751,399	0.2
665,000		Pacific Gas & Electric Co., 4.250%, 05/15/2021	675,085	0.2
658,000		Public Service Enterprise Group, Inc., 1.600%, 11/15/2019	647,110	0.2
580,000		Sempra Energy, 1.625%, 10/07/2019	571,756	0.2
460,000		Sempra Energy, 2.400%, 02/01/2020	454,400	0.1
330,000		Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	309,882	0.1
			11,584,500	3.8

	Total Corporate Bonds/Notes
	(Cost $144,248,206)		142,762,301	47.0

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.0%
263,015	(1),(3)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	256,086	0.1
745,904	(3)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.605%, 10/25/2046	741,242	0.2
450,239	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.931%, 10/25/2044	446,815	0.1
456,490	(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.865%, 11/25/2044	451,528	0.2
786,845	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	785,679	0.3
334,861	(3)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 4.120%, 06/25/2034	343,549	0.1

	Total Collateralized Mortgage Obligations
	(Cost $3,054,796)		3,024,899	1.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
		Federal Home Loan Mortgage Corporation: 0.0%(4)
17		3.289%, 07/01/2024	18	0.0

		Federal National Mortgage Association: 0.0%(4)
48,932		6.500%, 10/01/2022	53,668	0.0
23,872		6.500%, 10/01/2032	26,191	0.0
15,191		7.000%, 10/01/2032	15,330	0.0
			95,189	0.0

	Total U.S. Government Agency Obligations
	(Cost $89,622)		95,207	0.0

FOREIGN GOVERNMENT BONDS: 0.1%
179,000		European Investment Bank, 1.750%, 05/15/2020	175,805	0.1

	Total Foreign Government Bonds
	(Cost $178,474)		175,805	0.1

U.S. TREASURY OBLIGATIONS: 25.1%
		U.S. Treasury Notes: 25.1%
35,062,000		1.500%, 10/31/2019	34,626,464	11.4
915,000	(2)	2.625%, 08/31/2020	911,837	0.3
18,221,000		2.750%, 09/30/2020	18,198,224	6.0

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: (continued)
22,444,000		2.750%, 09/15/2021	$22,361,588	7.4

	Total U.S. Treasury Obligations
	(Cost $76,165,581)		76,098,113	25.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.3%
1,051,250	(3)	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/2042	1,052,463	0.3
1,060,000	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 D, 5.911%, 04/12/2038	1,085,381	0.4
500,000	(1)	BXMT 2017-FL1 A Ltd., 3.028%, (US0001M + 0.870%), 06/15/2035	500,783	0.2
964,501		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	993,808	0.3
1,150,000		COMM 2013-LC6 B Mortgage Trust, 3.739%, 01/10/2046	1,128,783	0.4
261,518		COMM 2014-CR14 A2, 3.147%, 02/10/2047	261,529	0.1
265,805		COMM 2014-CR17 A2, 3.012%, 05/10/2047	265,986	0.1
657,317		COMM 2014-UBS6 A2, 2.935%, 12/10/2047	655,173	0.2
780,000	(1),(3)	DBUBS 2011-LC1A E, 5.884%, 11/10/2046	805,461	0.3
181,164	(1),(3)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.603%, 06/10/2036	180,140	0.1
221,348	(3)	Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	224,475	0.1
746,194		Ginnie Mae 2014-168 DA, 2.400%, 06/16/2046	723,958	0.2
239,308		Ginnie Mae 2014-54 AC, 2.874%, 02/16/2049	235,874	0.1
742,175		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	713,233	0.2
165,010	(3)	Ginnie Mae 2015-21 AF, 2.074%, 07/16/2048	158,695	0.1
391,457		Ginnie Mae 2015-81 AC, 2.400%, 01/16/2056	376,176	0.1
455,747		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	435,898	0.1
201,436		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	195,784	0.1
624,297		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	605,474	0.2
252,108		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	244,264	0.1
381,728		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	369,412	0.1
909,040		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	876,318	0.3
881,499		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	854,545	0.3
58,787		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust B, 4.965%, 12/10/2041	58,810	0.0
740,000		GS Mortgage Securities Corp. II 2015-GC30 A2, 2.726%, 05/10/2050	735,069	0.2
760,000	(1),(3)	GS Mortgage Securities Trust 2012-GC6 C, 5.840%, 01/10/2045	792,997	0.3
14,125		GS Mortgage Securities Trust 2013-GC16 A2, 3.033%, 11/10/2046	14,117	0.0
2,710,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.586%, 08/15/2046	2,817,900	0.9
910,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B, 3.674%, 12/15/2047	898,904	0.3
455,554		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	455,702	0.1
204,714		JPMBB Commercial Mortgage Securities Trust 2013-C15 A2, 2.977%, 11/15/2045	204,510	0.1
660,000		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3, 3.669%, 02/15/2047	664,154	0.2
1,210,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.599%, 09/15/2047	1,242,172	0.4
750,000	(3)	TIAA Seasoned Commercial Mortgage Trust 2007-C4 C, 5.481%, 08/15/2039	750,417	0.2
670,000		Wells Fargo Commercial Mortgage Trust 2015-NXS1 A2, 2.632%, 05/15/2048	666,890	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $22,782,269)		22,245,255	7.3

ASSET-BACKED SECURITIES: 17.9%
		Automobile Asset-Backed Securities: 6.4%
400,000		Ally Auto Receivables Trust 2017-2 A4, 2.100%, 03/15/2022	393,182	0.1
900,000		Ally Auto Receivables Trust 2017-3 A4, 2.010%, 03/15/2022	883,395	0.3
600,000		Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	598,223	0.2
750,000		CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/2022	736,193	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
750,000		CarMax Auto Owner Trust 2017-3 A4, 2.220%, 11/15/2022	$732,823	0.2
1,700,000		CarMax Auto Owner Trust 2018-1 A4, 2.640%, 06/15/2023	1,674,002	0.6
750,000	(1)	Chrysler Capital Auto Receivables Trust 2016-BA A4, 1.870%, 02/15/2022	738,520	0.3
1,300,000		Ford Credit Auto Owner Trust 2016-C A4, 1.400%, 02/15/2022	1,266,974	0.4
650,000		Ford Credit Auto Lease Trust 2018-B A4, 3.300%, 02/15/2022	650,973	0.2
100,000		GM Financial Automobile Leasing Trust 2018-1 A3, 2.610%, 01/20/2021	99,440	0.0
300,000		GM Financial Automobile Leasing Trust 2018-1 A4, 2.680%, 12/20/2021	297,582	0.1
650,000		GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	644,625	0.2
400,000		GM Financial Automobile Leasing Trust 2018-3 A4, 3.300%, 07/20/2022	399,949	0.1
950,000		GM Financial Consumer Automobile Receivables Trust 2018-3 A4, 3.160%, 01/16/2024	947,686	0.3
400,000		Hyundai Auto Receivables Trust 2017-A A4, 2.090%, 04/17/2023	391,787	0.1
950,000		Hyundai Auto Receivables Trust 2017-B A4, 1.960%, 02/15/2023	923,487	0.3
450,000		Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	449,364	0.2
700,000		Nissan Auto Receivables 2017-B A4, 1.950%, 10/16/2023	681,890	0.2
650,000		Nissan Auto Receivables 2017-C A4 Owner Trust, 2.280%, 02/15/2024	634,995	0.2
550,000	(1)	OSCAR US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	548,455	0.2
1,450,000	(1)	OSCAR US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/2021	1,431,476	0.5
900,000	(1)	Santander Retail Auto Lease Trust 2017-A A3, 2.220%, 01/20/2021	891,275	0.3
650,000	(1)	Santander Retail Auto Lease Trust 2017-A A4, 2.370%, 01/20/2022	641,635	0.2
650,000		Toyota Auto Receivables 2017-B Owner Trust A4, 2.050%, 09/15/2022	638,816	0.2
650,000		Toyota Auto Receivables 2017-C A4 Owner Trust, 1.980%, 12/15/2022	635,561	0.2
750,000		Toyota Auto Receivables 2018-C A4 Owner Trust, 3.130%, 02/15/2024	748,733	0.3
500,000		Volkswagen Auto Loan Enhanced Trust 2018-1 A4, 3.150%, 07/22/2024	499,110	0.2
300,000		World Omni Automobile Lease Securitization Trust 2017-A A4, 2.320%, 08/15/2022	297,457	0.1
			19,477,608	6.4

		Credit Card Asset-Backed Securities: 2.6%
650,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/2022	641,803	0.2
900,000		American Express Credit Account Master Trust 2018-4 A, 2.990%, 12/15/2023	897,528	0.3
800,000		BA Credit Card Trust 2018-A3 A3, 3.100%, 12/15/2023	799,604	0.2
1,500,000		Cabela's Credit Card Master Note Trust 2015-1A A1, 2.260%, 03/15/2023	1,482,144	0.5
1,200,000		Capital One Multi-Asset Execution Trust 2016-A6 A6, 1.820%, 09/15/2022	1,186,012	0.4
700,000		Capital One Multi-Asset Execution Trust 2018-A1 A1, 3.010%, 02/15/2024	698,794	0.2
500,000		Discover Card Execution Note Trust 018-A4 A4, 3.110%, 01/16/2024	500,015	0.2
200,000		Discover Card Execution Note Trust 2017-A6 A6, 1.880%, 02/15/2023	195,920	0.1
1,550,000	(1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	1,540,785	0.5
			7,942,605	2.6

		Home Equity Asset-Backed Securities: 0.0%
7,995		Chase Funding Loan Acquisition Trust Series 2003-C2 1A, 4.750%, 12/25/2019	8,022	0.0

		Other Asset-Backed Securities: 8.4%
700,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 3.569%, (US0003M + 1.230%), 01/15/2030	700,885	0.2
250,000	(1)	Babson CLO Ltd. 2017-1A A2, 3.683%, (US0003M + 1.350%), 07/18/2029	250,096	0.1

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
250,000	(1)	Bain Capital Credit CLO 2017-1A A2, 3.698%, (US0003M + 1.350%), 07/20/2030	$250,461	0.1
580,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 3.589%, (US0003M + 1.250%), 07/15/2029	581,461	0.2
1,650,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A A1, 3.829%, (US0003M + 1.490%), 01/15/2029	1,650,973	0.5
250,000	(1)	Carbone CLO Ltd 2017-1A A1, 3.488%, (US0003M + 1.140%), 01/20/2031	249,867	0.1
500,000	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 3.364%, (US0003M + 1.050%), 05/15/2031	498,392	0.2
1,210,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2017-1A A1A, 3.648%, (US0003M + 1.300%), 04/20/2031	1,212,397	0.4
620,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 3.586%, (US0003M + 1.250%), 10/17/2030	620,637	0.2
750,000	(1)	CIFC Funding 2013-2A A1LR, 3.543%, (US0003M + 1.210%), 10/18/2030	750,810	0.2
630,000	(1)	CIFC Funding 2016-1A A, 3.827%, (US0003M + 1.480%), 10/21/2028	631,268	0.2
600,000	(1)	CIFC Funding 2017-4 A1, 3.592%, (US0003M + 1.250%), 10/24/2030	604,472	0.2
600,000	(1)	CIFC Funding 2018-4A A1 Ltd., 3.577%, (US0003M + 1.150%), 10/17/2031	599,668	0.2
600,000	(1)	Clear Creek CLO Ltd. 2015-1A AR, 3.548%, (US0003M + 1.200%), 10/20/2030	601,000	0.2
400,000		CNH Equipment Trust 2017-B A4, 2.170%, 04/17/2023	388,652	0.1
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 3.528%, (US0003M + 1.180%), 10/20/2030	250,075	0.1
680,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 3.549%, (US0003M + 1.210%), 10/15/2030	680,696	0.2
480,000	(1)	Dryden 33 Senior Loan Fund 2014-33A AR, 3.769%, (US0003M + 1.430%), 10/15/2028	480,959	0.2
250,000	(1)	Dryden 55 CLO Ltd. 2018-55A A1, 3.061%, (US0003M + 1.020%), 04/15/2031	249,414	0.1
1,120,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 3.689%, (US0003M + 1.350%), 04/15/2028	1,120,595	0.4
480,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.514%, (US0003M + 1.200%), 08/15/2030	480,127	0.2
300,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 3.598%, (US0003M + 1.250%), 01/20/2030	299,241	0.1
750,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.562%, (US0003M + 1.220%), 07/24/2030	750,422	0.2
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A AR, 3.539%, (US0003M + 1.200%), 10/15/2030	500,201	0.2
300,000	(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 3.498%, (US0003M + 1.150%), 11/28/2030	300,384	0.1
472,160	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	455,828	0.1
600,000	(1)	LCM 26A A2 Ltd., 3.598%, (US0003M + 1.250%), 01/20/2031	599,990	0.2
950,000	(1)	LCM XXIII Ltd. 23A A1, 3.748%, (US0003M + 1.400%), 10/20/2029	953,672	0.3
520,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 3.668%, (US0003M + 1.320%), 03/17/2030	522,599	0.2
400,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A A1, 3.538%, (US0003M + 1.190%), 01/20/2031	400,200	0.1
500,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 3.689%, (US0003M + 1.350%), 07/15/2029	500,704	0.2
500,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.714%, (US0003M + 1.375%), 07/15/2029	499,253	0.2
400,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.692%, (US0003M + 1.350%), 07/19/2030	400,827	0.1
750,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 3.724%, (US0003M + 1.410%), 08/15/2029	753,172	0.2
500,000	(1)	Palmer Square CLO 2013-2A AARR Ltd., 3.649%, (US0003M + 1.200%), 10/17/2031	500,000	0.2
700,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.618%, (US0003M + 1.270%), 07/20/2030	701,235	0.2

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
275,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.698%, (US0003M + 1.350%), 07/20/2030	$275,663	0.1
500,000	(1)	TCI-Symphony CLO 2017-1A A Ltd., 3.569%, (US0003M + 1.230%), 07/15/2030	503,211	0.2
400,000	(1)	TCI-Flatiron Clo 2017-1A A Ltd., 3.512%, (US0003M + 1.200%), 11/17/2030	400,471	0.1
600,000	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 3.563%, (US0003M + 1.230%), 10/18/2030	601,307	0.2
570,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 3.578%, (US0003M + 1.230%), 07/20/2030	570,498	0.2
600,000	(1)	THL Credit Wind River 2018-2 A A2Clo Ltd., 3.561%, (US0003M + 1.450%), 07/15/2030	599,966	0.2
800,000	(1)	Trafigura Securitisation Finance PLC 2018-1A A2, 3.730%, 03/15/2022	799,959	0.3
250,000	(1)	Venture 34 CLO Ltd. 2018-34A A, 0.000%, (US0003M + 1.230%), 10/15/2031	250,000	0.1
450,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	442,734	0.1
			25,434,442	8.4

		Student Loan Asset-Backed Securities: 0.5%
700,000	(1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	680,886	0.2
800,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 3.758%, (US0001M + 1.600%), 10/15/2031	825,618	0.3
			1,506,504	0.5

	Total Asset-Backed Securities
	(Cost $54,700,476)		54,369,181	17.9

	Total Long-Term Investments
	(Cost $301,219,424)		298,770,761	98.4

SHORT-TERM INVESTMENTS: 12.8%
		Securities Lending Collateral(5): 0.5%
636,551		Jefferies LLC, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $636,669, collateralized by various U.S. Government Securities, 1.875%-2.875%, Market Value plus accrued interest $649,282, due 07/31/20-05/15/28)	636,551	0.2
1,000,000		National Bank Financial, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $1,020,001, due 11/29/18-09/09/49)	1,000,000	0.3
			1,636,551	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 12.3%
37,330,000	(6) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
	(Cost $37,330,000)	37,330,000	12.3

	Total Short-Term Investments
	(Cost $38,966,551)	38,966,551	12.8

	Total Investments in Securities (Cost $340,185,975)	$337,737,312	111.2
	Liabilities in Excess of Other Assets	(34,095,680)	(11.2)
	Net Assets	$303,641,632	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2018.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2018.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$142,762,301	$–	$142,762,301
Collateralized Mortgage Obligations	–	3,024,899	–	3,024,899
U.S. Treasury Obligations	–	76,098,113	–	76,098,113
U.S. Government Agency Obligations	–	95,207	–	95,207
Asset-Backed Securities	–	54,369,181	–	54,369,181
Commercial Mortgage-Backed Securities	–	22,245,255	–	22,245,255
Foreign Government Bonds	–	175,805	–	175,805
Short-Term Investments	37,330,000	1,636,551	–	38,966,551
Total Investments, at fair value	$37,330,000	$300,407,312	$–	$337,737,312
Other Financial Instruments+
Futures	167,759	–	–	167,759
Total Assets	$37,497,759	$300,407,312	$–	$337,905,071
Liabilities Table
Other Financial Instruments+
Futures	$(163,678)	$–	$–	$(163,678)
Total Liabilities	$(163,678)	$–	$–	$(163,678)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2018, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	299	12/31/18	$63,009,578	$(163,678)
			$63,009,578	$(163,678)
Short Contracts:
U.S. Treasury 10-Year Note	(25)	12/19/18	(2,969,531)	40,384
U.S. Treasury 5-Year Note	(155)	12/31/18	(17,433,867)	127,375
			$(20,403,398)	$167,759

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments		Fair Value

Asset Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$167,759
Total Asset Derivatives		$167,759

Liability Derivatives	Instrument Type

Interest rate contracts	Futures contracts	$163,678
Total Liability Derivatives		$163,678

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $340,190,827.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$231,390
Gross Unrealized Depreciation	(2,680,824)

Net Unrealized Depreciation	$(2,449,434)

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
242,126	Voya Australia Index Portfolio - Class I	$2,079,865	0.5
735,158	Voya Emerging Markets Index Portfolio - Class I	8,469,025	2.0
794,156	Voya Euro STOXX 50® Index Portfolio - Class I	8,410,112	2.0
592,194	Voya FTSE 100 Index® Portfolio - Class I	5,341,593	1.2
474,787	Voya Japan TOPIX Index® Portfolio - Class I	5,502,780	1.3
830,157	Voya RussellTM Mid Cap Index Portfolio - Class I	12,718,011	3.0
23,680,645	Voya U.S. Bond Index Portfolio - Class I	241,779,387	57.0
5,238,100	Voya U.S. Stock Index Portfolio - Class I	85,642,936	20.2
5,825,657	VY® BlackRock Inflation Protected Bond Portfolio - Class I	54,761,179	12.9

	Total Mutual Funds
	(Cost $382,951,016)	424,704,888	100.1

	Liabilities in Excess of Other Assets	(224,055)	(0.1)
	Net Assets	$424,480,833	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Mutual Funds	$424,704,888	$–	$–	$424,704,888
Total Investments, at fair value	$424,704,888	$–	$–	$424,704,888

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2018	Dividend Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$2,350,215	$322,027	$(404,344)	$(188,033)	$2,079,865	$127,398	$20,894	$-
Voya Emerging Markets Index Portfolio - Class I	-	9,646,617	(597,703)	(579,889)	8,469,025	14	(33,207)	-
Voya Euro STOXX 50® Index Portfolio - Class I	5,533,311	4,428,971	(942,134)	(610,036)	8,410,112	156,854	80,715	93,756
Voya FTSE 100 Index® Portfolio - Class I	4,726,091	1,927,749	(865,656)	(446,591)	5,341,593	207,823	(972)	111,653
Voya Hang Seng Index Portfolio - Class I	1,184,951	258,908	(1,008,464)	(435,395)	-	51,463	296,727	130,193
Voya Japan TOPIX Index® Portfolio - Class I	4,647,709	2,112,243	(776,750)	(480,422)	5,502,780	101,469	105,502	327,666
Voya RussellTM Mid Cap Index Portfolio - Class I	28,254,891	4,886,552	(16,797,971)	(3,625,461)	12,718,011	375,829	1,584,703	2,947,192
Voya U.S. Bond Index Portfolio - Class I	257,368,953	28,239,100	(35,509,168)	(8,319,498)	241,779,387	4,399,766	(911,011)	-
Voya U.S. Stock Index Portfolio - Class I	93,816,858	12,525,110	(19,756,146)	(942,886)	85,642,936	210,104	5,261,058	4,746,974
VY® BlackRock Inflation Protected Bond Portfolio - Class I	59,077,128	5,724,890	(8,556,025)	(1,484,814)	54,761,179	1,160,481	(80,359)	-
	$456,960,107	$70,072,167	$(85,214,361)	$(17,113,025)	$424,704,888	$6,791,201	$6,324,050	$8,357,434

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $389,649,876.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$48,831,491
Gross Unrealized Depreciation	(13,776,479)

Net Unrealized Appreciation	$35,055,012

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
6,531,933	Voya Australia Index Portfolio - Class I	$56,109,304	2.0
19,827,260	Voya Emerging Markets Index Portfolio - Class I	228,410,039	8.0
19,414,856	Voya Euro STOXX 50® Index Portfolio - Class I	205,603,320	7.2
14,376,408	Voya FTSE 100 Index® Portfolio - Class I	129,675,197	4.5
1,016,473	Voya Hang Seng Index Portfolio - Class I	14,342,437	0.5
12,163,356	Voya Japan TOPIX Index® Portfolio - Class I	140,973,301	4.9
18,654,970	Voya RussellTM Mid Cap Index Portfolio - Class I	285,794,138	10.0
8,642,096	Voya RussellTM Small Cap Index Portfolio - Class I	140,693,324	4.9
70,019,567	Voya U.S. Bond Index Portfolio - Class I	714,899,782	24.9
58,266,766	Voya U.S. Stock Index Portfolio - Class I	952,661,620	33.2

	Total Mutual Funds (Cost $2,683,683,548)	2,869,162,462	100.1

	Liabilities in Excess of Other Assets	(1,912,236)	(0.1)
	Net Assets	$2,867,250,226	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Mutual Funds	$2,869,162,462	$–	$–	$2,869,162,462
Total Investments, at fair value	$2,869,162,462	$–	$–	$2,869,162,462

Voya Retirement Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2018	Dividend Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$54,537,277	$12,302,451	$(6,769,382)	$(3,961,042)	$56,109,304	$2,929,755	$(45,785)	$-
Voya Emerging Markets Index Portfolio - Class I	186,107,762	93,683,274	(24,204,768)	(27,176,229)	228,410,039	4,010,401	5,395,775	-
Voya Euro STOXX 50® Index Portfolio - Class I	190,634,631	51,106,618	(19,458,867)	(16,679,062)	205,603,320	5,361,031	663,188	3,204,694
Voya FTSE 100 Index® Portfolio - Class I	148,800,965	21,315,303	(35,691,641)	(4,749,430)	129,675,197	6,486,865	(8,138,633)	3,485,289
Voya Hang Seng Index Portfolio - Class I	23,575,294	5,587,006	(8,542,763)	(6,277,100)	14,342,437	1,014,286	2,372,009	2,566,643
Voya Japan TOPIX Index® Portfolio - Class I	161,786,067	23,475,843	(28,457,188)	(15,831,421)	140,973,301	3,500,487	2,776,180	11,305,355
Voya RussellTM Mid Cap Index Portfolio - Class I	406,017,585	48,470,641	(135,229,617)	(33,464,471)	285,794,138	5,351,681	8,787,258	41,968,569
Voya RussellTM Small Cap Index Portfolio - Class I	154,031,170	10,283,514	(29,037,620)	5,416,260	140,693,324	1,611,977	564,222	8,419,547
Voya U.S. Bond Index Portfolio - Class I	748,208,440	115,775,965	(129,458,210)	(19,626,413)	714,899,782	12,904,646	(7,588,319)	-
Voya U.S. Stock Index Portfolio - Class I	995,606,921	86,300,611	(116,966,878)	(12,279,034)	952,661,620	2,285,297	55,996,770	51,635,997
	$3,069,306,112	$468,301,226	$(533,816,934)	$(134,627,942)	$2,869,162,462	$45,456,426	$60,782,665	$122,586,094

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,733,149,957.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$226,034,920
Gross Unrealized Depreciation	(90,022,415)

Net Unrealized Appreciation	$136,012,505

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
3,927,243	Voya Australia Index Portfolio - Class I	$33,735,016	1.7
11,921,848	Voya Emerging Markets Index Portfolio - Class I	137,339,693	7.0
10,120,656	Voya Euro STOXX 50® Index Portfolio - Class I	107,177,751	5.4
8,232,481	Voya FTSE 100 Index® Portfolio - Class I	74,256,976	3.8
349,253	Voya Hang Seng Index Portfolio - Class I	4,927,955	0.3
6,599,140	Voya Japan TOPIX Index® Portfolio - Class I	76,484,036	3.9
8,973,520	Voya RussellTM Mid Cap Index Portfolio - Class I	137,474,319	7.0
4,750,828	Voya RussellTM Small Cap Index Portfolio - Class I	77,343,479	3.9
67,362,005	Voya U.S. Bond Index Portfolio - Class I	687,766,074	34.9
38,826,978	Voya U.S. Stock Index Portfolio - Class I	634,821,083	32.2

	Total Mutual Funds (Cost $1,870,644,299)	1,971,326,382	100.1

	Liabilities in Excess of Other Assets	(1,301,651)	(0.1)
	Net Assets	$1,970,024,731	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Mutual Funds	$1,971,326,382	$–	$–	$1,971,326,382
Total Investments, at fair value	$1,971,326,382	$–	$–	$1,971,326,382

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2018	Dividend Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$32,643,919	$8,002,047	$(4,643,466)	$(2,267,484)	$33,735,016	$1,740,668	$(95,288)	$-
Voya Emerging Markets Index Portfolio - Class I	108,307,637	61,551,642	(16,414,715)	(16,104,871)	137,339,693	2,316,446	3,199,039	-
Voya Euro STOXX 50® Index Portfolio - Class I	107,570,427	20,166,364	(11,516,358)	(9,042,682)	107,177,751	3,001,349	401,924	1,794,134
Voya FTSE 100 Index® Portfolio - Class I	82,039,006	12,391,690	(17,088,518)	(3,085,202)	74,256,976	3,549,930	(4,061,917)	1,907,321
Voya Hang Seng Index Portfolio - Class I	10,972,871	2,479,447	(5,441,056)	(3,083,307)	4,927,955	468,691	1,419,458	1,186,020
Voya Japan TOPIX Index® Portfolio - Class I	86,069,858	13,064,458	(14,199,629)	(8,450,651)	76,484,036	1,848,592	1,595,314	5,970,310
Voya RussellTM Mid Cap Index Portfolio - Class I	261,654,056	32,562,116	(139,674,904)	(17,066,949)	137,474,319	3,424,105	(870,739)	26,852,270
Voya RussellTM Small Cap Index Portfolio - Class I	86,045,484	5,579,877	(17,383,649)	3,101,767	77,343,479	893,873	237,806	4,668,805
Voya U.S. Bond Index Portfolio - Class I	731,638,953	100,388,073	(125,712,061)	(18,548,891)	687,766,074	12,491,964	(7,879,671)	-
Voya U.S. Stock Index Portfolio - Class I	629,908,630	100,144,207	(84,429,857)	(10,801,897)	634,821,083	1,529,961	39,429,080	34,569,241
	$2,136,850,841	$356,329,921	$(436,504,213)	$(85,350,167)	$1,971,326,382	$31,265,579	$33,375,006	$76,948,101

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,905,423,256.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$136,478,138
Gross Unrealized Depreciation	(70,575,012)

Net Unrealized Appreciation	$65,903,126

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
1,554,270	Voya Australia Index Portfolio - Class I	$13,351,180	1.2
4,718,687	Voya Emerging Markets Index Portfolio - Class I	54,359,279	5.0
4,587,954	Voya Euro STOXX 50® Index Portfolio - Class I	48,586,430	4.5
3,649,135	Voya FTSE 100 Index® Portfolio - Class I	32,915,193	3.0
193,521	Voya Hang Seng Index Portfolio - Class I	2,730,585	0.3
2,925,303	Voya Japan TOPIX Index® Portfolio - Class I	33,904,264	3.1
3,551,660	Voya RussellTM Mid Cap Index Portfolio - Class I	54,411,424	5.0
1,974,431	Voya RussellTM Small Cap Index Portfolio - Class I	32,143,729	2.9
46,924,587	Voya U.S. Bond Index Portfolio - Class I	479,100,038	43.9
16,807,992	Voya U.S. Stock Index Portfolio - Class I	274,810,663	25.2
6,902,436	VY® BlackRock Inflation Protected Bond Portfolio - Class I	64,882,897	6.0

	Total Mutual Funds (Cost $1,057,449,481)	1,091,195,682	100.1

	Liabilities in Excess of Other Assets	(678,346)	(0.1)
	Net Assets	$1,090,517,336	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Mutual Funds	$1,091,195,682	$–	$–	$1,091,195,682
Total Investments, at fair value	$1,091,195,682	$–	$–	$1,091,195,682

Voya Retirement Moderate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2018	Dividend Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio - Class I	$12,188,994	$3,872,161	$(1,590,589)	$(1,119,386)	$13,351,180	$648,875	$248,004	$-
Voya Emerging Markets Index Portfolio - Class I	48,480,456	20,054,304	(7,360,055)	(6,815,426)	54,359,279	1,036,062	1,565,883	-
Voya Euro STOXX 50® Index Portfolio - Class I	48,785,543	9,368,856	(5,482,088)	(4,085,881)	48,586,430	1,357,083	219,096	811,231
Voya FTSE 100 Index® Portfolio - Class I	36,765,404	5,799,887	(8,444,945)	(1,205,153)	32,915,193	1,586,422	(1,957,042)	852,359
Voya Hang Seng Index Portfolio - Class I	6,134,259	1,435,046	(3,085,215)	(1,753,505)	2,730,585	262,058	828,609	663,135
Voya Japan TOPIX Index® Portfolio - Class I	39,151,814	6,201,521	(7,292,099)	(4,156,972)	33,904,264	839,780	1,057,158	2,712,198
Voya RussellTM Mid Cap Index Portfolio - Class I	109,860,936	14,693,959	(62,779,779)	(7,363,692)	54,411,424	1,435,411	(254,372)	11,256,673
Voya RussellTM Small Cap Index Portfolio - Class I	36,127,618	2,542,980	(7,711,216)	1,184,347	32,143,729	374,590	224,474	1,956,528
Voya U.S. Bond Index Portfolio - Class I	515,208,291	56,748,369	(79,655,607)	(13,201,015)	479,100,038	8,743,199	(5,327,460)	-
Voya U.S. Stock Index Portfolio - Class I	267,582,445	51,756,257	(39,186,876)	(5,341,163)	274,810,663	665,652	17,785,415	15,040,316
VY® BlackRock Inflation Protected Bond Portfolio - Class I	70,709,328	6,886,707	(10,930,370)	(1,782,768)	64,882,897	1,383,529	(95,025)	-
	$1,190,995,088	$179,360,047	$(233,518,839)	$(45,640,614)	$1,091,195,682	$18,332,661	$14,294,740	$33,292,440

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,078,763,843.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$58,549,988
Gross Unrealized Depreciation	(46,118,149)

Net Unrealized Appreciation	$12,431,839

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Communication Services: 9.9%
167,588		Activision Blizzard, Inc.	$13,941,646	0.3
65,705	(1)	Alphabet, Inc. - Class A	79,311,191	1.5
67,680	(1)	Alphabet, Inc. - Class C	80,774,050	1.5
1,596,285		AT&T, Inc.	53,603,250	1.0
74,412		CBS Corp. - Class B	4,274,969	0.1
208,934		CenturyLink, Inc.	4,429,401	0.1
39,244	(1)	Charter Communications, Inc.	12,788,835	0.2
1,005,094		Comcast Corp. – Class A	35,590,379	0.6
34,345	(1),(2)	Discovery Communications, Inc. - Class A	1,099,040	0.0
79,059	(1)	Discovery Communications, Inc. - Class C	2,338,565	0.0
50,355	(1)	Dish Network Corp. - Class A	1,800,695	0.0
67,003	(1)	Electronic Arts, Inc.	8,073,192	0.1
530,120	(1)	Facebook, Inc.- Class A	87,183,535	1.6
84,361		Interpublic Group of Cos., Inc.	1,929,336	0.0
95,720	(1)	Netflix, Inc.	35,811,724	0.7
84,274		News Corp - Class A	1,111,574	0.0
27,206		News Corp - Class B	370,002	0.0
49,320		Omnicom Group	3,354,746	0.1
25,021	(1)	Take-Two Interactive Software, Inc.	3,452,648	0.1
22,485	(1),(2)	TripAdvisor, Inc.	1,148,309	0.0
231,695		Twenty-First Century Fox, Inc. - Class A	10,734,429	0.2
107,071		Twenty-First Century Fox, Inc. - Class B	4,905,993	0.1
158,255	(1)	Twitter, Inc.	4,503,937	0.1
908,255		Verizon Communications, Inc.	48,491,734	0.9
77,689		Viacom, Inc. - Class B	2,622,781	0.0
326,916		Walt Disney Co.	38,229,557	0.7
			541,875,518	9.9

		Consumer Discretionary: 10.2%
16,284		Advance Auto Parts, Inc.	2,741,086	0.1
90,058	(1)	Amazon.com, Inc.	180,386,174	3.3
5,811	(1)	Autozone, Inc.	4,507,593	0.1
53,430		Best Buy Co., Inc.	4,240,205	0.1
10,435	(1)	Booking Holdings, Inc.	20,703,040	0.4
45,912		BorgWarner, Inc.	1,964,115	0.0
38,811	(1)	Carmax, Inc.	2,898,017	0.1
88,643		Carnival Corp.	5,652,764	0.1
5,378	(1)	Chipotle Mexican Grill, Inc.	2,444,409	0.0
27,273		Darden Restaurants, Inc.	3,032,485	0.1
58,193		Delphi Technologies PLC	4,882,393	0.1
58,368		Dollar General Corp.	6,379,622	0.1
52,291	(1)	Dollar Tree, Inc.	4,264,331	0.1
75,425		D.R. Horton, Inc.	3,181,426	0.1
204,465	(1)	eBay, Inc.	6,751,434	0.1
26,133		Expedia, Inc.	3,409,834	0.1
25,698		Foot Locker, Inc.	1,310,084	0.0
860,542		Ford Motor Co.	7,960,013	0.1
47,696		Gap, Inc.	1,376,030	0.0
26,560		Garmin Ltd.	1,860,528	0.0
288,423		General Motors Co.	9,711,202	0.2
32,258		Genuine Parts Co.	3,206,445	0.1
52,099		Goodyear Tire & Rubber Co.	1,218,596	0.0
45,176		H&R Block, Inc.	1,163,282	0.0
79,244		Hanesbrands, Inc.	1,460,467	0.0
36,611		Harley-Davidson, Inc.	1,658,478	0.0
25,671		Hasbro, Inc.	2,698,535	0.1
65,545		Hilton Worldwide Holdings, Inc.	5,294,725	0.1
251,497		Home Depot, Inc.	52,097,604	1.0
36,646		Kohl's Corp.	2,731,959	0.1
50,184		L Brands, Inc.	1,520,575	0.0
28,611		Leggett & Platt, Inc.	1,252,876	0.0
64,125		Lennar Corp. - Class A	2,993,996	0.1
69,919	(1)	LKQ Corp.	2,214,335	0.0
178,269		Lowe's Cos, Inc.	20,468,847	0.4
67,477		Macy's, Inc.	2,343,476	0.0
63,306		Marriott International, Inc.	8,358,291	0.2
75,649	(2)	Mattel, Inc.	1,187,689	0.0
170,531		McDonald's Corp.	28,528,131	0.5
112,326		MGM Resorts International	3,135,019	0.1
32,823	(1)	Michael Kors Holdings Ltd.	2,250,345	0.0
13,939	(1)	Mohawk Industries, Inc.	2,444,204	0.0
95,553		Newell Brands, Inc.	1,939,726	0.0
281,469		Nike, Inc.	23,846,054	0.4
25,196		Nordstrom, Inc.	1,506,973	0.0
44,787	(1)	Norwegian Cruise Line Holdings Ltd.	2,572,117	0.1
17,709	(1)	O'Reilly Automotive, Inc.	6,150,690	0.1
57,437		Pulte Group, Inc.	1,422,714	0.0
16,863		PVH Corp.	2,435,017	0.0
12,144		Ralph Lauren Corp.	1,670,407	0.0
82,769		Ross Stores, Inc.	8,202,408	0.2
37,666		Royal Caribbean Cruises Ltd.	4,894,320	0.1
296,550		Starbucks Corp.	16,855,902	0.3
63,315		Tapestry, Inc.	3,182,845	0.1
115,699		Target Corp.	10,205,809	0.2
23,948		Tiffany & Co.	3,088,574	0.1
137,839		TJX Cos., Inc.	15,440,725	0.3
26,774		Tractor Supply Co.	2,433,221	0.0
12,481	(1)	Ulta Beauty, Inc.	3,521,140	0.1
40,900	(1),(2)	Under Armour, Inc. - Class A	867,898	0.0
41,932	(1),(2)	Under Armour, Inc. - Class C	815,997	0.0
71,461		VF Corp.	6,678,030	0.1
14,192		Whirlpool Corp.	1,685,300	0.0
21,493		Wynn Resorts Ltd.	2,730,901	0.1
69,759		Yum! Brands, Inc.	6,341,791	0.1
			556,373,219	10.2

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: 6.7%
414,387		Altria Group, Inc.	$24,991,680	0.5
123,038		Archer-Daniels-Midland Co.	6,185,120	0.1
37,047		Brown-Forman Corp. - Class B	1,872,726	0.0
42,295	(2)	Campbell Soup Co.	1,549,266	0.0
53,944		Church & Dwight Co., Inc.	3,202,655	0.1
28,155		Clorox Co.	4,234,794	0.1
841,364		Coca-Cola Co.	38,862,603	0.7
190,741		Colgate-Palmolive Co.	12,770,110	0.2
86,089		Conagra Brands, Inc.	2,924,443	0.1
36,899		Constellation Brands, Inc.	7,956,162	0.1
96,397		Costco Wholesale Corp.	22,641,727	0.4
99,020		Coty, Inc - Class A	1,243,691	0.0
49,270		Estee Lauder Cos., Inc.	7,159,916	0.1
131,003		General Mills, Inc.	5,622,649	0.1
30,724		Hershey Co.	3,133,848	0.1
59,765	(2)	Hormel Foods Corp.	2,354,741	0.0
25,001		JM Smucker Co.	2,565,353	0.1
55,628		Kellogg Co.	3,895,073	0.1
76,421		Kimberly-Clark Corp.	8,684,482	0.2
136,684		Kraft Heinz Co.	7,532,655	0.1
175,120		Kroger Co.	5,097,743	0.1
26,659		McCormick & Co., Inc.	3,512,323	0.1
41,144		Molson Coors Brewing Co.	2,530,356	0.1
322,370		Mondelez International, Inc.	13,849,015	0.3
87,445	(1)	Monster Beverage Corp.	5,096,295	0.1
310,887		PepsiCo, Inc.	34,757,167	0.6
341,701		Philip Morris International, Inc.	27,862,300	0.5
547,151		Procter & Gamble Co.	45,539,378	0.8
105,113		Sysco Corp.	7,699,527	0.1
65,047		Tyson Foods, Inc.	3,872,248	0.1
185,424		Walgreens Boots Alliance, Inc.	13,517,410	0.3
315,450		Walmart, Inc.	29,623,909	0.5
			362,341,365	6.7

		Energy: 6.0%
112,561		Anadarko Petroleum Corp.	7,587,737	0.1
30,562		Andeavor	4,691,267	0.1
84,076		Apache Corp.	4,007,903	0.1
91,533		Baker Hughes a GE Co.	3,096,561	0.1
96,977		Cabot Oil & Gas Corp.	2,183,922	0.0
421,195		Chevron Corp.	51,503,725	0.9
20,961		Cimarex Energy Co.	1,948,115	0.0
44,021	(1)	Concho Resources, Inc./Midland TX	6,724,208	0.1
255,444		ConocoPhillips	19,771,366	0.4
111,841		Devon Energy Corp.	4,466,930	0.1
127,316		EOG Resources, Inc.	16,241,702	0.3
58,031		EQT Corp.	2,566,711	0.1
930,648		Exxon Mobil Corp.	79,123,693	1.5
193,413		Halliburton Co.	7,839,029	0.1
23,947		Helmerich & Payne, Inc.	1,646,835	0.0
55,335		Hess Corp.	3,960,879	0.1
35,628		HollyFrontier Corp.	2,490,397	0.1
417,178		Kinder Morgan, Inc.	7,396,566	0.1
187,753		Marathon Oil Corp.	4,370,890	0.1
99,137		Marathon Petroleum Corp.	7,927,986	0.1
84,105		National Oilwell Varco, Inc.	3,623,243	0.1
43,931	(1)	Newfield Exploration Co.	1,266,531	0.0
106,196		Noble Energy, Inc.	3,312,253	0.1
168,096		Occidental Petroleum Corp.	13,812,448	0.3
90,398		Oneok, Inc.	6,128,080	0.1
93,887		Phillips 66	10,582,943	0.2
37,456		Pioneer Natural Resources Co.	6,524,461	0.1
304,248		Schlumberger Ltd.	18,534,788	0.3
93,911		TechnipFMC PLC	2,934,719	0.1
93,948		Valero Energy Corp.	10,686,585	0.2
265,836		Williams Cos., Inc.	7,228,081	0.1
			324,180,554	6.0

		Financials: 13.2%
11,745		Affiliated Managers Group, Inc.	1,605,776	0.0
168,773		Aflac, Inc.	7,944,145	0.1
195,292		American International Group, Inc.	10,397,346	0.2
76,106		Allstate Corp.	7,511,662	0.1
155,202		American Express Co.	16,527,461	0.3
31,184		Ameriprise Financial, Inc.	4,604,630	0.1
53,339		Aon PLC	8,202,472	0.2
40,141		Arthur J. Gallagher & Co.	2,988,096	0.1
11,603		Assurant, Inc.	1,252,544	0.0
2,041,863		Bank of America Corp.	60,153,284	1.1
202,217		Bank of New York Mellon Corp.	10,311,045	0.2
170,234		BB&T Corp.	8,263,158	0.2
428,511	(1)	Berkshire Hathaway, Inc. – Class B	91,748,490	1.7
27,011		Blackrock, Inc.	12,731,095	0.2
26,330	(1)	Brighthouse Financial, Inc.	1,164,839	0.0
105,164		Capital One Financial Corp.	9,983,219	0.2
24,579		Cboe Global Markets, Inc.	2,358,601	0.0
264,314		Charles Schwab Corp.	12,991,033	0.2
101,831		Chubb Ltd.	13,608,695	0.3
33,250		Cincinnati Financial Corp.	2,553,933	0.0
553,184		Citigroup, Inc.	39,685,420	0.7
104,619		Citizens Financial Group, Inc.	4,035,155	0.1
74,866		CME Group, Inc.	12,742,942	0.2
37,676		Comerica, Inc.	3,398,375	0.1
75,321		Discover Financial Services	5,758,291	0.1
57,080	(1)	E*Trade Financial Corp.	2,990,421	0.1
8,964		Everest Re Group Ltd.	2,048,005	0.0
146,471		Fifth Third Bancorp	4,089,470	0.1
67,196		Franklin Resources, Inc.	2,043,430	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
77,182		Goldman Sachs Group, Inc.	$17,307,292	0.3
78,785		Hartford Financial Services Group, Inc.	3,936,099	0.1
242,724		Huntington Bancshares, Inc.	3,621,442	0.1
126,049		Intercontinental Exchange, Inc.	9,439,810	0.2
90,310		Invesco Ltd.	2,066,293	0.0
63,746		Jefferies Financial Group, Inc.	1,399,862	0.0
738,767		JPMorgan Chase & Co.	83,362,468	1.5
231,252		Keycorp	4,599,602	0.1
47,629		Lincoln National Corp.	3,222,578	0.1
61,122		Loews Corp.	3,070,158	0.1
31,607		M&T Bank Corp.	5,200,616	0.1
111,001		Marsh & McLennan Cos., Inc.	9,182,003	0.2
218,679		Metlife, Inc.	10,216,683	0.2
36,699		Moody's Corp.	6,136,073	0.1
291,481		Morgan Stanley	13,574,270	0.3
19,527		MSCI, Inc. - Class A	3,464,285	0.1
25,313		Nasdaq, Inc.	2,171,855	0.0
49,080		Northern Trust Corp.	5,012,540	0.1
76,680		People's United Financial, Inc.	1,312,762	0.0
102,060		PNC Financial Services Group, Inc.	13,899,551	0.3
58,210		Principal Financial Group, Inc.	3,410,524	0.1
128,173		Progressive Corp.	9,105,410	0.2
91,662		Prudential Financial, Inc.	9,287,194	0.2
28,861		Raymond James Financial, Inc.	2,656,655	0.0
242,338		Regions Financial Corp.	4,446,902	0.1
55,283		S&P Global, Inc.	10,801,745	0.2
83,401		State Street Corp.	6,987,336	0.1
101,275		SunTrust Banks, Inc.	6,764,157	0.1
11,697	(1)	SVB Financial Group	3,635,779	0.1
149,788		Synchrony Financial	4,655,411	0.1
53,457		T. Rowe Price Group, Inc.	5,836,435	0.1
22,790		Torchmark Corp.	1,975,665	0.0
58,840		Travelers Cos., Inc.	7,632,136	0.1
48,074		Unum Group	1,878,251	0.0
336,601		US Bancorp	17,775,899	0.3
952,786		Wells Fargo & Co.	50,078,432	0.9
28,745		Willis Towers Watson PLC	4,051,320	0.1
42,732		Zions Bancorp.	2,143,010	0.0
			719,011,536	13.2

		Health Care: 14.9%
385,623		Abbott Laboratories	28,289,303	0.5
332,858		AbbVie, Inc.	31,481,710	0.6
9,865	(1)	Abiomed, Inc.	4,436,784	0.1
71,901		Aetna, Inc.	14,585,118	0.3
70,070		Agilent Technologies, Inc.	4,942,738	0.1
48,987	(1)	Alexion Pharmaceuticals, Inc.	6,809,683	0.1
16,066	(1)	Align Technology, Inc.	6,285,340	0.1
70,137		Allergan PLC	13,359,696	0.2
35,193		AmerisourceBergen Corp.	3,245,498	0.1
142,279		Amgen, Inc.	29,493,014	0.5
57,141		Anthem, Inc.	15,659,491	0.3
109,218		Baxter International, Inc.	8,419,616	0.2
58,814		Becton Dickinson & Co.	15,350,454	0.3
44,280	(1)	Biogen, Inc.	15,644,567	0.3
303,985	(1)	Boston Scientific Corp.	11,703,422	0.2
358,708		Bristol-Myers Squibb Co.	22,268,593	0.4
67,885		Cardinal Health, Inc.	3,665,790	0.1
154,609	(1)	Celgene Corp.	13,835,959	0.3
45,118	(1)	Centene Corp.	6,532,184	0.1
72,319	(1)	Cerner Corp.	4,658,067	0.1
53,495		Cigna Corp.	11,140,334	0.2
10,802		Cooper Cos., Inc.	2,993,774	0.1
223,784		CVS Health Corp.	17,616,276	0.3
135,358		Danaher Corp.	14,708,000	0.3
27,882	(1)	DaVita, Inc.	1,997,188	0.0
48,874		Dentsply Sirona, Inc.	1,844,505	0.0
46,026	(1)	Edwards Lifesciences Corp.	8,013,127	0.1
210,109		Eli Lilly & Co.	22,546,797	0.4
26,626	(1)	Envision Healthcare Corp.	1,217,607	0.0
123,585	(1)	Express Scripts Holding Co.	11,741,811	0.2
284,953		Gilead Sciences, Inc.	22,001,221	0.4
59,331		HCA Healthcare, Inc.	8,254,129	0.2
33,656	(1)	Henry Schein, Inc.	2,861,770	0.1
59,816	(1)	Hologic, Inc.	2,451,260	0.0
30,282		Humana, Inc.	10,251,063	0.2
19,034	(1)	Idexx Laboratories, Inc.	4,752,028	0.1
32,313	(1)	Illumina, Inc.	11,860,810	0.2
38,784	(1)	Incyte Corp., Ltd.	2,679,199	0.0
25,003	(1)	Intuitive Surgical, Inc.	14,351,722	0.3
35,625	(1)	IQVIA Holdings, Inc.	4,621,987	0.1
589,706		Johnson & Johnson	81,479,678	1.5
22,399	(1)	Laboratory Corp. of America Holdings	3,890,258	0.1
43,912		McKesson Corp.	5,824,927	0.1
296,860		Medtronic PLC	29,202,118	0.5
584,599		Merck & Co., Inc.	41,471,453	0.8
5,542	(1)	Mettler Toledo International, Inc.	3,374,967	0.1
113,329	(1)	Mylan NV	4,147,841	0.1
37,911	(1)	Nektar Therapeutics	2,311,055	0.0
24,341		PerkinElmer, Inc.	2,367,649	0.0
27,672	(2)	Perrigo Co. PLC	1,959,178	0.0
1,288,570		Pfizer, Inc.	56,787,280	1.0
30,041		Quest Diagnostics, Inc.	3,241,724	0.1
17,032	(1)	Regeneron Pharmaceuticals, Inc.	6,881,609	0.1
31,376		Resmed, Inc.	3,618,908	0.1
68,233		Stryker Corp.	12,123,639	0.2
88,540		Thermo Fisher Scientific, Inc.	21,610,843	0.4
211,564		UnitedHealth Group, Inc.	56,284,487	1.0
18,923		Universal Health Services, Inc.	2,419,116	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
20,123	(1)	Varian Medical Systems, Inc.	$2,252,367	0.0
56,176	(1)	Vertex Pharmaceuticals, Inc.	10,827,362	0.2
16,940	(1)	Waters Corp.	3,297,879	0.1
10,985	(1)	WellCare Health Plans, Inc.	3,520,583	0.1
44,729		Zimmer Biomet Holdings, Inc.	5,880,522	0.1
105,911		Zoetis, Inc.	9,697,211	0.2
			813,044,289	14.9

		Industrials: 9.6%
128,945		3M Co.	27,170,001	0.5
27,069		Alaska Air Group, Inc.	1,863,971	0.0
20,883		Allegion Public Ltd.	1,891,373	0.0
90,091		American Airlines Group, Inc.	3,723,461	0.1
50,974		Ametek, Inc.	4,033,063	0.1
31,773		AO Smith Corp.	1,695,725	0.0
94,482		Arconic, Inc.	2,079,549	0.0
117,445		Boeing Co.	43,677,795	0.8
130,641		Caterpillar, Inc.	19,921,446	0.4
30,454		CH Robinson Worldwide, Inc.	2,982,056	0.1
18,923		Cintas Corp.	3,743,159	0.1
44,931	(1)	Copart, Inc.	2,315,294	0.0
179,339		CSX Corp.	13,280,053	0.2
33,026		Cummins, Inc.	4,824,108	0.1
70,708		Deere & Co.	10,629,534	0.2
138,287		Delta Air Lines, Inc.	7,997,137	0.2
32,467		Dover Corp.	2,874,303	0.1
95,245		Eaton Corp. PLC	8,260,599	0.2
138,145		Emerson Electric Co.	10,579,144	0.2
26,468		Equifax, Inc.	3,455,927	0.1
38,321		Expeditors International Washington, Inc.	2,817,743	0.1
63,075		Fastenal Co.	3,659,611	0.1
53,477		FedEx Corp.	12,876,727	0.2
28,763		Flowserve Corp.	1,573,048	0.0
30,910		Fluor Corp.	1,795,871	0.0
67,608	(2)	Fortive Corp.	5,692,594	0.1
31,306		Fortune Brands Home & Security, Inc.	1,639,182	0.0
61,219		General Dynamics Corp.	12,532,754	0.2
1,910,416		General Electric Co.	21,568,597	0.4
25,830		Harris Corp.	4,370,694	0.1
163,236		Honeywell International, Inc.	27,162,470	0.5
9,522		Huntington Ingalls Industries, Inc.	2,438,394	0.0
78,415	(1)	IHS Markit Ltd.	4,231,273	0.1
67,818		Illinois Tool Works, Inc.	9,570,476	0.2
53,922		Ingersoll-Rand PLC - Class A	5,516,221	0.1
26,202		Jacobs Engineering Group, Inc.	2,004,453	0.0
19,228		JB Hunt Transport Services, Inc.	2,286,978	0.0
203,310		Johnson Controls International plc	7,115,850	0.1
22,456		Kansas City Southern	2,543,816	0.1
17,218		L3 Technologies, Inc.	3,660,891	0.1
54,461		Lockheed Martin Corp.	18,841,328	0.4
67,588		Masco Corp.	2,473,721	0.0
78,303		Nielsen Holdings PLC	2,165,861	0.0
61,554		Norfolk Southern Corp.	11,110,497	0.2
38,275		Northrop Grumman Corp.	12,147,337	0.2
77,054		Paccar, Inc.	5,254,312	0.1
29,095		Parker Hannifin Corp.	5,351,443	0.1
35,472		Pentair PLC	1,537,711	0.0
32,710	(1)	Quanta Services, Inc.	1,091,860	0.0
62,704		Raytheon Co.	12,958,409	0.2
47,917		Republic Services, Inc.	3,481,649	0.1
26,915		Robert Half International, Inc.	1,894,278	0.0
27,073		Rockwell Automation, Inc.	5,076,729	0.1
36,130		Rockwell Collins, Inc.	5,075,181	0.1
21,579	(1)	Rollins, Inc.	1,309,565	0.0
22,717		Roper Technologies, Inc.	6,729,003	0.1
12,398		Snap-On, Inc.	2,276,273	0.0
113,362		Southwest Airlines Co.	7,079,457	0.1
33,634		Stanley Black & Decker, Inc.	4,925,363	0.1
18,879	(1)	Stericycle, Inc.	1,107,820	0.0
54,604		Textron, Inc.	3,902,548	0.1
10,643	(1)	TransDigm Group, Inc.	3,962,389	0.1
162,551		Union Pacific Corp.	26,468,179	0.5
50,334	(1)	United Continental Holdings, Inc.	4,482,746	0.1
152,416		United Parcel Service, Inc. - Class B	17,794,568	0.3
18,189	(1)	United Rentals, Inc.	2,975,720	0.1
165,319		United Technologies Corp.	23,113,249	0.4
36,205	(1)	Verisk Analytics, Inc.	4,364,513	0.1
86,699		Waste Management, Inc.	7,834,122	0.1
9,995		WW Grainger, Inc.	3,572,313	0.1
39,482		Xylem, Inc.	3,153,427	0.1
			525,566,912	9.6

		Information Technology: 20.8%
140,845		Accenture PLC	23,971,819	0.4
107,634	(1)	Adobe Systems, Inc.	29,055,798	0.5
188,575	(1)	Advanced Micro Devices, Inc.	5,825,082	0.1
37,259	(1)	Akamai Technologies, Inc.	2,725,496	0.0
10,387		Alliance Data Systems Corp.	2,452,994	0.0
66,022		Amphenol Corp.	6,207,388	0.1
81,698		Analog Devices, Inc.	7,553,797	0.1
18,530	(1)	ANSYS, Inc.	3,459,180	0.1
1,008,598		Apple, Inc.	227,680,913	4.2
216,075		Applied Materials, Inc.	8,351,299	0.2
11,349	(1)	Arista Networks, Inc.	3,017,245	0.1
48,055	(1)	Autodesk, Inc.	7,501,866	0.1
96,297		Automatic Data Processing, Inc.	14,508,106	0.3
94,889		Broadcom, Inc.	23,411,963	0.4

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
25,570		Broadridge Financial Solutions, Inc. ADR	$3,373,962	0.1
68,940		CA, Inc.	3,043,701	0.1
62,165	(1)	Cadence Design Systems, Inc.	2,817,318	0.0
1,004,841		Cisco Systems, Inc.	48,885,515	0.9
28,328	(1)	Citrix Systems, Inc.	3,148,940	0.1
127,543		Cognizant Technology Solutions Corp.	9,839,942	0.2
178,052		Corning, Inc.	6,285,236	0.1
61,803		DXC Technology Co.	5,779,817	0.1
13,369	(1)	F5 Networks, Inc.	2,666,046	0.0
72,279		Fidelity National Information Services, Inc.	7,883,471	0.1
89,008	(1)	Fiserv, Inc.	7,332,479	0.1
19,429	(1)	FleetCor Technologies, Inc.	4,426,703	0.1
30,339		Flir Systems, Inc.	1,864,938	0.0
19,963	(1)	Gartner, Inc.	3,164,136	0.1
34,771		Global Payments, Inc.	4,429,825	0.1
323,488		Hewlett Packard Enterprise Co.	5,276,089	0.1
347,835		HP, Inc.	8,963,708	0.2
1,013,560		Intel Corp.	47,931,252	0.9
200,639		International Business Machines Corp.	30,338,623	0.6
56,860		Intuit, Inc.	12,929,964	0.2
7,918	(1)	IPG Photonics Corp.	1,235,762	0.0
75,791		Juniper Networks, Inc.	2,271,456	0.0
34,319		KLA-Tencor Corp.	3,490,585	0.1
34,638		Lam Research Corp.	5,254,585	0.1
200,536		Mastercard, Inc. - Class A	44,641,319	0.8
51,779	(2)	Microchip Technology, Inc.	4,085,881	0.1
254,942	(1)	Micron Technology, Inc.	11,531,027	0.2
1,685,577		Microsoft Corp.	192,779,442	3.5
35,668		Motorola Solutions, Inc.	4,641,834	0.1
56,991		NetApp, Inc.	4,894,957	0.1
133,647		Nvidia Corp.	37,557,480	0.7
621,329		Oracle Corp.	32,035,723	0.6
70,368		Paychex, Inc.	5,182,603	0.1
260,187	(1)	PayPal Holdings, Inc.	22,854,826	0.4
27,618	(1)	Qorvo, Inc.	2,123,548	0.0
309,149		Qualcomm, Inc.	22,268,002	0.4
38,989	(1)	Red Hat, Inc.	5,313,421	0.1
166,333	(1)	Salesforce.com, Inc.	26,451,937	0.5
57,446		Seagate Technology	2,720,068	0.0
39,343		Skyworks Solutions, Inc.	3,568,804	0.1
136,623		Symantec Corp.	2,907,337	0.1
32,662	(1)	Synopsys, Inc.	3,220,800	0.1
76,586		TE Connectivity Ltd.	6,734,207	0.1
213,701		Texas Instruments, Inc.	22,927,980	0.4
36,890		Total System Services, Inc.	3,642,519	0.1
23,583	(1)	VeriSign, Inc.	3,776,110	0.1
390,533		Visa, Inc. - Class A	58,615,098	1.1
64,044		Western Digital Corp.	3,749,136	0.1
98,312		Western Union Co.	1,873,827	0.0
48,785		Xerox Corp.	1,316,219	0.0
55,594		Xilinx, Inc.	4,456,971	0.1
			1,134,228,075	20.8

		Materials: 2.4%
48,199		Air Products & Chemicals, Inc.	8,051,643	0.1
23,839		Albemarle Corp.	2,378,655	0.0
19,216		Avery Dennison Corp.	2,082,054	0.0
75,596		Ball Corp.	3,325,468	0.1
51,320		CF Industries Holdings, Inc.	2,793,861	0.1
507,192		DowDuPont, Inc.	32,617,517	0.6
31,055		Eastman Chemical Co.	2,972,585	0.1
55,884		Ecolab, Inc.	8,761,493	0.2
29,593		FMC Corp.	2,579,918	0.0
318,510		Freeport-McMoRan, Inc.	4,433,659	0.1
20,157		International Flavors & Fragrances, Inc.	2,804,242	0.1
89,877		International Paper Co.	4,417,455	0.1
70,174		LyondellBasell Industries NV - Class A	7,193,537	0.1
13,851		Martin Marietta Materials, Inc.	2,520,189	0.0
77,951		Mosaic Co.	2,531,848	0.0
117,248		Newmont Mining Corp.	3,540,890	0.1
69,536		Nucor Corp.	4,412,059	0.1
20,772		Packaging Corp. of America	2,278,481	0.0
53,199		PPG Industries, Inc.	5,805,607	0.1
63,213		Praxair, Inc.	10,160,225	0.2
34,909		Sealed Air Corp.	1,401,596	0.0
18,063		Sherwin-Williams Co.	8,222,458	0.1
29,074		Vulcan Materials Co.	3,233,029	0.1
56,077		WestRock Co.	2,996,755	0.1
			131,515,224	2.4

		Real Estate: 2.6%
23,247		Alexandria Real Estate Equities, Inc.	2,924,240	0.1
96,901		American Tower Corp.	14,079,715	0.3
34,588		Apartment Investment & Management Co. - Class A	1,526,368	0.0
30,382		AvalonBay Communities, Inc.	5,503,699	0.1
33,944		Boston Properties, Inc.	4,178,167	0.1
69,464	(1)	CBRE Group, Inc.	3,063,362	0.1
91,187		Crown Castle International Corp.	10,151,849	0.2
45,303		Digital Realty Trust, Inc.	5,095,681	0.1
78,533		Duke Realty Corp.	2,227,981	0.0
17,477		Equinix, Inc.	7,565,619	0.1
80,953		Equity Residential	5,363,946	0.1
14,519		Essex Property Trust, Inc.	3,581,983	0.1
27,807		Extra Space Storage, Inc.	2,409,199	0.0
16,154		Federal Realty Investment Trust	2,042,996	0.0
103,276		HCP, Inc.	2,718,224	0.1
163,031		Host Hotels & Resorts, Inc.	3,439,954	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
62,899		Iron Mountain, Inc.	$2,171,273	0.0
92,625		Kimco Realty Corp.	1,550,543	0.0
23,254		Macerich Co.	1,285,714	0.0
25,017		Mid-America Apartment Communities, Inc.	2,506,203	0.0
138,377		ProLogis, Inc.	9,380,577	0.2
32,938		Public Storage, Inc.	6,641,289	0.1
63,755		Realty Income Corp.	3,627,022	0.1
37,244		Regency Centers Corp.	2,408,569	0.0
25,244	(1)	SBA Communications Corp.	4,054,944	0.1
67,969		Simon Property Group, Inc.	12,013,521	0.2
19,029		SL Green Realty Corp.	1,855,898	0.0
58,837		UDR, Inc.	2,378,780	0.0
78,350		Ventas, Inc.	4,260,673	0.1
38,053		Vornado Realty Trust	2,777,869	0.1
81,777		Welltower, Inc.	5,259,897	0.1
166,548		Weyerhaeuser Co.	5,374,504	0.1
			143,420,259	2.6

		Utilities: 2.8%
145,447		AES Corp.	2,036,258	0.0
51,386		Alliant Energy Corp.	2,187,502	0.0
53,643		Ameren Corp.	3,391,310	0.1
108,354		American Electric Power Co., Inc.	7,680,132	0.1
39,675		American Water Works Co., Inc.	3,490,210	0.1
108,164		Centerpoint Energy, Inc.	2,990,735	0.0
62,265		CMS Energy Corp.	3,050,985	0.1
68,385		Consolidated Edison, Inc.	5,210,253	0.1
143,707		Dominion Energy, Inc.	10,099,728	0.2
39,956		DTE Energy Co.	4,360,398	0.1
156,585		Duke Energy Corp.	12,529,932	0.2
71,618		Edison International	4,847,106	0.1
39,754		Entergy Corp.	3,225,242	0.1
59,721		Evergy, Inc.	3,279,877	0.1
69,656		Eversource Energy	4,279,665	0.1
212,319		Exelon Corp.	9,269,848	0.2
106,834		FirstEnergy Corp.	3,971,020	0.1
103,665		NextEra Energy, Inc.	17,374,254	0.3
79,800		NiSource, Inc.	1,988,616	0.0
66,698		NRG Energy, Inc.	2,494,505	0.0
113,677		PG&E Corp.	5,230,279	0.1
24,613		Pinnacle West Capital Corp.	1,948,857	0.0
153,775		PPL Corp.	4,499,456	0.1
111,077		Public Service Enterprise Group, Inc.	5,863,755	0.1
31,351		SCANA Corp.	1,219,240	0.0
60,110		Sempra Energy	6,837,512	0.1
222,921		Southern Co.	9,719,356	0.2
69,358		WEC Energy Group, Inc.	4,630,340	0.1
111,904		Xcel Energy, Inc.	5,282,988	0.1
			152,989,359	2.8

	Total Common Stock (Cost $3,064,840,199)		5,404,546,310	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Securities Lending Collateral(3): 0.3%
3,962,027	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $3,962,766, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $4,041,267, due 10/25/18-08/20/68)	$3,962,027	0.0
832,995	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $833,149, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $849,655, due 05/23/19-09/09/49)	832,995	0.0
3,962,027	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $3,962,766, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,041,268, due 09/30/18-08/20/68)	3,962,027	0.1
3,962,027	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $3,962,763, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $4,041,268, due 10/04/18-09/09/49)	3,962,027	0.1

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
3,962,027	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $3,962,844, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,041,833, due 04/15/20-02/15/48)	$3,962,027	0.1
		16,681,103	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
52,356,000	(4) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.980%
	(Cost $52,356,000)	52,356,000	1.0

	Total Short-Term Investments (Cost $69,037,103)	69,037,103	1.3

	Total Investments in Securities (Cost $3,133,877,302)	$5,473,583,413	100.4
	Liabilities in Excess of Other Assets	(21,181,417)	(0.4)
	Net Assets	$5,452,401,996	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$5,404,546,310	$–	$–	$5,404,546,310
Short-Term Investments	52,356,000	16,681,103	–	69,037,103
Total Investments, at fair value	$5,456,902,310	$16,681,103	$–	$5,473,583,413
Other Financial Instruments+
Futures	223,390	–	–	223,390

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Total Assets	$5,457,125,700	$16,681,103	$–	$5,473,806,803

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	408	12/21/18	$59,547,600	$223,390
			$59,547,600	$223,390

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Equity contracts	Futures contracts	$223,390
Total Asset Derivatives		$223,390

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,155,444,538.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,432,620,860
Gross Unrealized Depreciation	(114,258,595)

Net Unrealized Appreciation	$2,318,362,265

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.8%
		Communications: 0.5%
750,000		Alibaba Group Holding Ltd., 2.500%, 11/28/2019	$746,225	0.2
1,500,000		Alibaba Group Holding Ltd., 3.125%, 11/28/2021	1,482,938	0.3
			2,229,163	0.5

		Consumer, Cyclical: 1.3%
845,000		American Honda Finance Corp., 2.000%, 02/14/2020	833,988	0.2
795,000	(1)	BMW US Capital LLC, 2.150%, 04/06/2020	783,156	0.2
1,400,000	(1)	Daimler Finance North America LLC, 3.100%, 05/04/2020	1,396,055	0.3
910,000	(1)	Nissan Motor Acceptance Corp., 2.150%, 07/13/2020	890,236	0.2
755,000	(1)	Nissan Motor Acceptance Corp., 2.250%, 01/13/2020	744,924	0.2
460,000	(1)	Nissan Motor Acceptance Corp., 3.650%, 09/21/2021	461,337	0.1
450,000		Walmart, Inc., 3.125%, 06/23/2021	451,078	0.1
			5,560,774	1.3

		Consumer, Non-cyclical: 0.9%
3,000,000		Gilead Sciences, Inc., 2.350%, 02/01/2020	2,974,981	0.7
750,000		GlaxoSmithKline Capital PLC, 3.125%, 05/14/2021	749,083	0.2
			3,724,064	0.9

		Energy: 0.4%
1,495,000	(1)	Schlumberger Finance Canada Ltd, 2.200%, 11/20/2020	1,460,091	0.4

		Financial: 20.6%
2,885,000	(1)	AIA Group Ltd., 2.858%, (US0003M + 0.520%), 09/20/2021	2,891,462	0.7
780,000	(1)	AIG Global Funding, 1.950%, 10/18/2019	772,677	0.2
595,000	(1)	AIG Global Funding, 2.150%, 07/02/2020	583,619	0.1
1,385,000		American Express Credit Corp., 2.200%, 03/03/2020	1,369,732	0.3
585,000	(1)	ANZ New Zealand Int'l Ltd./London, 2.200%, 07/17/2020	573,386	0.1
2,000,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.050%, 09/23/2019	1,984,197	0.5
500,000		Australia & New Zealand Banking Group Ltd./New York NY, 2.700%, 11/16/2020	494,205	0.1
5,650,000		Bank of America Corp., 2.625%, 10/19/2020	5,583,167	1.3
1,395,000		Bank of Montreal, 3.100%, 04/13/2021	1,389,015	0.3
135,000		Bank of New York Mellon Corp./The, 2.150%, 02/24/2020	133,520	0.0
2,500,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	2,487,877	0.6
1,285,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	1,259,822	0.3
1,000,000		Barclays Bank PLC, 2.993%, (US0003M + 0.650%), 08/07/2020	1,006,271	0.2
2,665,000		Barclays Bank PLC, 5.125%, 01/08/2020	2,721,408	0.7
1,500,000		BB&T Corp., 2.150%, 02/01/2021	1,464,473	0.4
2,165,000		BNP Paribas SA, 5.000%, 01/15/2021	2,240,357	0.5
2,100,000		Citibank NA, 2.125%, 10/20/2020	2,051,260	0.5
545,000		Citibank NA, 2.850%, 02/12/2021	539,185	0.1
250,000		Citibank NA, 3.400%, 07/23/2021	250,029	0.1
1,860,000	(1)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	1,836,584	0.4
1,835,000		Cooperatieve Rabobank UA/NY, 3.125%, 04/26/2021	1,823,218	0.4
4,000,000		Credit Suisse AG/New York NY, 2.300%, 05/28/2019	3,988,875	1.0
2,000,000	(1)	Danske Bank A/S, 1.650%, 09/06/2019	1,971,209	0.5
1,000,000	(1)	DNB Bank ASA, 2.375%, 06/02/2021	971,147	0.2
1,110,000		Fifth Third Bank/Cincinnati OH, 1.625%, 09/27/2019	1,095,991	0.3
1,380,000		Fifth Third Bank/Cincinnati OH, 3.350%, 07/26/2021	1,376,627	0.3
1,414,000		GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/2020	1,382,006	0.3
5,000,000		HSBC Holdings PLC, 2.950%, 05/25/2021	4,933,748	1.2
500,000		JPMorgan Chase & Co., 2.400%, 06/07/2021	487,636	0.1
5,685,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	5,605,892	1.3
2,000,000		JPMorgan Chase & Co., 2.750%, 06/23/2020	1,985,417	0.5
1,000,000	(2)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	992,016	0.2

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
			Financial: (continued)
	325,000		KeyBank NA/Cleveland OH, 1.600%, 08/22/2019	$321,659	0.1
	800,000		KeyBank NA/Cleveland OH, 3.350%, 06/15/2021	799,193	0.2
	2,250,000		Lloyds Bank PLC, 3.300%, 05/07/2021	2,241,822	0.5
	1,135,000		Manufacturers & Traders Trust Co., 2.625%, 01/25/2021	1,117,105	0.3
	215,000		Mitsubishi UFJ Financial Group, Inc., 3.535%, 07/26/2021	215,412	0.1
	700,000		National Australia Bank Ltd./New York, 2.125%, 05/22/2020	688,629	0.2
	1,500,000		National Australia Bank Ltd./New York, 2.500%, 01/12/2021	1,470,252	0.4
	2,540,000	(1)	New York Life Global Funding, 2.000%, 04/09/2020	2,500,955	0.6
	2,370,000		Santander UK PLC, 2.125%, 11/03/2020	2,306,494	0.6
	2,000,000		Skandinaviska Enskilda Banken AB, 1.500%, 09/13/2019	1,974,323	0.5
	2,000,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/2020	1,982,161	0.5
	1,000,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	986,819	0.2
	2,500,000		Svenska Handelsbanken AB, 2.450%, 03/30/2021	2,444,134	0.6
	255,000		Svenska Handelsbanken AB, 3.350%, 05/24/2021	254,670	0.1
	295,000	(1)	UBS AG/London, 2.200%, 06/08/2020	289,807	0.1
	3,200,000		UBS AG/Stamford CT, 2.350%, 03/26/2020	3,162,251	0.8
	3,000,000		US Bank NA/Cincinnati OH, 2.000%, 01/24/2020	2,963,208	0.7
	1,740,000		Wells Fargo Bank NA, 2.600%, 01/15/2021	1,711,098	0.4
				85,676,020	20.6

			Industrial: 0.5%
	370,000		Caterpillar Financial Services Corp., 3.150%, 09/07/2021	369,521	0.1
	950,000		General Dynamics Corp., 3.000%, 05/11/2021	945,099	0.2
	795,000	(1)	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/2020	785,413	0.2
				2,100,033	0.5

			Technology: 0.3%
	740,000		IBM Credit LLC, 1.800%, 01/20/2021	718,201	0.2
	360,000		Oracle Corp., 1.900%, 09/15/2021	347,567	0.1
				1,065,768	0.3

			Utilities: 0.3%
	1,280,000		Duke Energy Progress LLC, 2.507%, (US0003M + 0.180%), 09/08/2020	1,282,772	0.3

		Total Corporate Bonds/Notes (Cost $103,978,126)		103,098,685	24.8

U.S. TREASURY OBLIGATIONS: 51.9%
			Treasury Inflation Indexed Protected Securities: 51.9%
	10,686,769		0.125%, 07/15/2026	10,084,247	2.4
	22,518,925		0.250%, 01/15/2025	21,619,063	5.2
	7,794,684		0.375%, 07/15/2025	7,552,065	1.8
	8,069,539		0.375%, 01/15/2027	7,710,402	1.9
	13,202,013		0.375%, 07/15/2027	12,624,339	3.0
	17,970,824		0.500%, 01/15/2028	17,260,765	4.2
	14,358,132		0.625%, 01/15/2026	14,059,846	3.4
	1,222,152		0.625%, 02/15/2043	1,112,977	0.3
	13,012,516		0.750%, 07/15/2028	12,822,027	3.1
	10,789,903		0.750%, 02/15/2042	10,148,058	2.4
	10,284,334		0.750%, 02/15/2045	9,579,227	2.3
	323,631		0.875%, 02/15/2047	309,969	0.1
	3,892,666		1.000%, 02/15/2046	3,848,798	0.9
	9,483,603		1.000%, 02/15/2048	9,376,419	2.3
	9,472,188		1.375%, 02/15/2044	10,167,000	2.4
	8,118,440		1.750%, 01/15/2028	8,697,777	2.1
	6,672,274		2.000%, 01/15/2026	7,181,326	1.7
	4,950,931		2.125%, 02/15/2040	5,992,786	1.4
	4,401,657		2.125%, 02/15/2041	5,364,233	1.3
	2,856,330		2.375%, 01/15/2025	3,113,484	0.7
	6,163,175		2.375%, 01/15/2027	6,870,469	1.7
	7,664,653		2.500%, 01/15/2029	8,818,742	2.1
	2,768,513		3.375%, 04/15/2032	3,601,446	0.9
	6,177,827		3.625%, 04/15/2028	7,678,484	1.8
	7,937,615		3.875%, 04/15/2029	10,232,599	2.5

		Total U.S. Treasury Obligations (Cost $220,784,906)		215,826,548	51.9

FOREIGN GOVERNMENT BONDS: 5.5%
EUR	3,497,937		French Republic Government Bond OAT, 1.850%, 07/25/2027	5,080,900	1.2
EUR	605,900	(2),(3)	Hellenic Republic Government Bond, 0.000%, 10/15/2042	2,332	0.0
	2,120,000		Israel Government AID Bond, 5.500%, 12/04/2023	2,357,582	0.6
	2,500,000		Israel Government AID Bond, 5.500%, 04/26/2024	2,796,636	0.7
EUR	1,118,869		Italy Buoni Poliennali Del Tesoro, 1.250%, 10/27/2020	1,322,640	0.3
EUR	1,577,230		Italy Buoni Poliennali Del Tesoro, 1.650%, 04/23/2020	1,870,600	0.4
NZD	2,055,000		New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2035	1,602,431	0.4
NZD	980,000		New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2040	756,807	0.2

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
NZD	8,632,000	New Zealand Government Inflation Linked Bond, 3.000%, 09/20/2030	$7,136,431	1.7

		Total Foreign Government Bonds (Cost $22,832,878)	22,926,359	5.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.3%
		Federal Home Loan Bank: 5.2%
	4,475,000	1.375%, 09/28/2020	4,350,103	1.0
	12,810,000	1.375%, 02/18/2021	12,374,396	3.0
	5,255,000	2.875%, 09/13/2024	5,185,523	1.2
			21,910,022	5.2

		Federal Home Loan Mortgage Corporation: 2.5%(4)
	515,000	1.375%, 05/01/2020	503,846	0.1
	9,970,000	2.375%, 01/13/2022	9,800,809	2.4
			10,304,655	2.5

		Federal National Mortgage Association: 6.6%(4)
	8,350,000	1.375%, 02/26/2021	8,063,687	1.9
	8,355,000	1.875%, 12/28/2020	8,179,470	2.0
	4,830,000	1.875%, 09/24/2026	4,381,791	1.0
	7,120,000	2.625%, 09/06/2024	6,943,808	1.7
			27,568,756	6.6

		Total U.S. Government Agency Obligations (Cost $61,347,837)	59,783,433	14.3

PURCHASED OPTIONS (5): 0.2%
		Total Purchased Options (Cost $945,223)	734,878	0.2

		Total Long-Term Investments (Cost $409,888,970)	402,369,903	96.7

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.1%
	Mutual Funds: 3.1%
12,950,309	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960% (Cost $12,950,309)	12,950,309	3.1

	Total Short-Term Investments (Cost $12,950,309)	12,950,309	3.1

	Total Investments in Securities (Cost $422,839,279)	$415,320,212	99.8
	Assets in Excess of Other Liabilities	732,735	0.2
	Net Assets	$416,052,947	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2018.
(3)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2018.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	The tables below the Portfolio of Investments detail open purchased options which are non-income producing securities.
(6)	Rate shown is the 7-day yield as of September 30, 2018.

EUR	EU Euro
NZD	New Zealand Dollar

Reference Rate Abbreviations:

US0003M	3-month LIBOR

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Purchased Options	$26,969	$707,909	$–	$734,878
Corporate Bonds/Notes	–	103,098,685	–	103,098,685
Foreign Government Bonds	–	22,926,359	–	22,926,359
U.S. Treasury Obligations	–	215,826,548	–	215,826,548
U.S. Government Agency Obligations	–	59,783,433	–	59,783,433
Short-Term Investments	12,950,309	–	–	12,950,309
Total Investments, at fair value	$12,977,278	$402,342,934	$–	$415,320,212
Other Financial Instruments+
Centrally Cleared Swaps	–	1,301,255	–	1,301,255
Forward Foreign Currency Contracts	–	31,285	–	31,285
Futures	359,919	–	–	359,919
OTC Swaps	–	5,430,360	–	5,430,360
Total Assets	$13,337,197	$409,105,834	$–	$422,443,031
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,501,689)	$–	$(1,501,689)
Forward Foreign Currency Contracts	–	(26,155)	–	(26,155)
Futures	(717,151)	–	–	(717,151)
Written Options	(24,537)	(1,332,309)	–	(1,356,846)
Total Liabilities	$(741,688)	$(2,860,153)	$–	$(3,601,841)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2018, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 72,419	JPY 8,008,500	ANZ Bank	10/04/18	$1,924
USD 1,000,012	EUR 860,000	Bank of America N.A.	10/04/18	1,349
USD 977,901	EUR 842,000	Bank of America N.A.	10/04/18	140
USD 214,258	GBP 166,881	Bank of America N.A.	10/04/18	(3,277)
USD 2,900,389	EUR 2,487,000	Barclays Bank PLC	10/04/18	12,394
GBP 1,960,000	USD 2,550,362	BNP Paribas	10/04/18	4,549
USD 3,108,047	EUR 2,680,000	BNP Paribas	10/04/18	(4,067)
GBP 70,000	USD 91,260	Goldman Sachs International	10/04/18	(12)
USD 717,360	GBP 552,000	HSBC Bank PLC	10/04/18	(2,187)
USD 9,910,490	NZD 14,937,000	HSBC Bank PLC	10/04/18	9,398
NZD 1,386,000	USD 921,276	JPMorgan Chase Bank N.A.	10/04/18	(2,557)
GBP 716,000	USD 941,589	JPMorgan Chase Bank N.A.	10/04/18	(8,264)
USD 2,468,302	GBP 1,898,000	JPMorgan Chase Bank N.A.	10/04/18	(5,791)
USD 72,027	JPY 8,008,500	Royal Bank of Scotland PLC	10/04/18	1,531
				$5,130

At September 30, 2018, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Short Euro-BTP Fu Dec18	28	12/06/18	$3,551,649	$3,134
U.S. Treasury 10-Year Note	201	12/19/18	23,875,031	(165,743)
U.S. Treasury 5-Year Note	717	12/31/18	80,645,696	(520,821)
U.S. Treasury Ultra Long Bond	13	12/19/18	2,005,656	(27,887)
			$110,078,032	$(711,317)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
90-Day Eurodollar	(24)	03/16/20	$(5,810,100)	$7,763
Euro-OAT	(57)	12/06/18	(9,996,459)	83,431
Japan 10-Year Bond (TSE)	(1)	12/13/18	(1,320,982)	1,415
Long Gilt	(33)	12/27/18	(5,201,924)	47,504
Long-Term Euro-BTP	(7)	12/06/18	(1,006,490)	(2,700)
U.S. Treasury 2-Year Note	(261)	12/31/18	(55,001,672)	126,045
U.S. Treasury Ultra 10-Year Note	(68)	12/19/18	(8,568,000)	90,627
			$(86,905,627)	$354,085

At September 30, 2018, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Quarterly	2.183%	Semi-Annual	06/29/20	CAD	16,150,000	$(72,109)	$(71,513)
Pay	6-month EUR-EURIBOR	Semi-Annual	0.878	Annual	08/28/28	EUR	260,000	(2,843)	(2,866)
Pay	1-day Sterling Overnight Index Average (SONIA)	At Termination Date	0.678	At Termination Date	12/20/18	GBP	238,985,000	(14,481)	(19,821)
Pay	6-month JPY-LIBOR	Semi-Annual	0.129	Semi-Annual	04/26/23	JPY	2,150,000,000	(5,977)	(5,796)
Pay	3-month NZD-BBR-FRA	Quarterly	3.055	Semi-Annual	09/08/27	NZD	3,766,237	(46,597)	(44,426)
Pay	3-month NZD-BBR-FRA	Quarterly	2.928	Semi-Annual	09/25/28	NZD	1,431,700	3,364	3,333
Pay	3-month USD-LIBOR	Quarterly	1.882	Semi-Annual	11/15/19	USD	12,165,000	(126,592)	(126,795)
Pay	3-month USD-LIBOR	Quarterly	1.938	Semi-Annual	11/24/19	USD	12,165,000	(122,572)	(122,776)
Pay	3-month USD-LIBOR	Quarterly	2.997	Semi-Annual	07/18/21	USD	1,400,000	(4,963)	(4,986)
Pay	3-month USD-LIBOR	Quarterly	3.073	Semi-Annual	08/06/21	USD	695,000	(1,511)	(1,523)
Pay	3-month USD-LIBOR	Quarterly	3.108	Semi-Annual	08/06/21	USD	695,000	(1,045)	(1,057)
Pay	3-month USD-LIBOR	Quarterly	3.006	Semi-Annual	08/13/21	USD	690,000	(2,381)	(2,392)
Pay	3-month USD-LIBOR	Quarterly	3.013	Semi-Annual	08/13/21	USD	1,380,000	(4,592)	(4,615)
Pay	3-month USD-LIBOR	Quarterly	3.025	Semi-Annual	08/13/21	USD	690,000	(2,133)	(2,145)
Pay	3-month USD-LIBOR	Quarterly	2.972	Semi-Annual	08/15/21	USD	2,500,000	(10,281)	(10,323)
Pay	3-month USD-LIBOR	Quarterly	2.977	Semi-Annual	08/15/21	USD	2,070,000	(8,297)	(8,332)
Pay	3-month USD-LIBOR	Quarterly	2.979	Semi-Annual	08/15/21	USD	1,380,000	(5,492)	(5,516)
Pay	3-month USD-LIBOR	Quarterly	2.965	Semi-Annual	08/19/21	USD	2,070,000	(8,793)	(8,828)
Pay	3-month USD-LIBOR	Quarterly	3.002	Semi-Annual	08/20/21	USD	570,000	(2,019)	(2,029)
Pay	3-month USD-LIBOR	Quarterly	2.964	Semi-Annual	08/28/21	USD	2,820,000	(12,096)	(12,143)
Pay	3-month USD-LIBOR	Quarterly	2.965	Semi-Annual	08/28/21	USD	690,000	(2,947)	(2,958)
Pay	3-month USD-LIBOR	Quarterly	3.150	Semi-Annual	09/20/21	USD	3,030,000	(2,436)	(2,487)
Pay	3-month USD-LIBOR	Quarterly	3.199	Semi-Annual	09/20/21	USD	2,095,000	230	195
Pay	3-month USD-LIBOR	Quarterly	2.965	Semi-Annual	07/19/22	USD	3,590,000	(13,344)	(13,404)
Pay	3-month USD-LIBOR	Quarterly	2.909	Semi-Annual	08/25/22	USD	710,000	(3,299)	(3,311)
Pay	1-day Overnight Fed Funds Effective Rate	Annual	2.570	Annual	02/28/23	USD	8,620,000	(72,249)	(72,405)
Pay	1-day Overnight Fed Funds Effective Rate	Annual	2.628	Annual	02/28/23	USD	3,300,000	(20,166)	(20,227)
Pay	3-month USD-LIBOR	Quarterly	2.945	Semi-Annual	05/16/23	USD	2,950,000	(16,341)	(16,393)
Pay	3-month USD-LIBOR	Quarterly	2.950	Semi-Annual	08/21/24	USD	5,510,000	(50,465)	(50,565)
Pay	3-month USD-LIBOR	Quarterly	2.940	Semi-Annual	08/23/24	USD	5,540,000	(53,274)	(53,375)
Pay	3-month USD-LIBOR	Quarterly	3.110	Semi-Annual	09/20/24	USD	5,432,000	(10,594)	(10,693)
Pay	3-month USD-LIBOR	Quarterly	3.150	Semi-Annual	09/23/24	USD	5,432,000	(807)	(906)
Pay	3-month USD-LIBOR	Quarterly	2.978	Semi-Annual	07/19/26	USD	3,980,000	(14,010)	(14,077)
Pay	3-month USD-LIBOR	Quarterly	2.929	Semi-Annual	07/17/28	USD	310,000	(5,615)	(5,621)
Pay	3-month USD-LIBOR	Quarterly	3.034	Semi-Annual	08/08/28	USD	310,000	(2,891)	(2,898)
Pay	3-month USD-LIBOR	Quarterly	3.023	Semi-Annual	08/13/28	USD	155,000	(1,600)	(1,604)
Pay	3-month USD-LIBOR	Quarterly	3.024	Semi-Annual	08/13/28	USD	155,000	(1,587)	(1,590)
Pay	3-month USD-LIBOR	Quarterly	3.029	Semi-Annual	08/13/28	USD	155,000	(1,521)	(1,524)
Pay	3-month USD-LIBOR	Quarterly	2.952	Semi-Annual	08/14/28	USD	150,000	(2,452)	(2,455)
Pay	3-month USD-LIBOR	Quarterly	2.966	Semi-Annual	08/14/28	USD	155,000	(2,348)	(2,351)
Pay	3-month USD-LIBOR	Quarterly	2.968	Semi-Annual	08/14/28	USD	155,000	(2,328)	(2,331)
Pay	3-month USD-LIBOR	Quarterly	2.968	Semi-Annual	08/14/28	USD	160,000	(2,396)	(2,399)
Pay	3-month USD-LIBOR	Quarterly	2.948	Semi-Annual	08/23/28	USD	310,000	(5,183)	(5,190)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	2.941%	Semi-Annual	09/04/28	USD	155,000	$(2,699)	$(2,702)
Pay	3-month USD-LIBOR	Quarterly	2.954	Semi-Annual	09/04/28	USD	155,000	(2,525)	(2,528)
Pay	3-month USD-LIBOR	Quarterly	3.080	Semi-Annual	09/18/28	USD	290,000	(1,572)	(1,578)
Pay	3-month USD-LIBOR	Quarterly	3.090	Semi-Annual	09/18/28	USD	500,000	(2,278)	(2,289)
Pay	3-month USD-LIBOR	Quarterly	3.150	Semi-Annual	10/01/28	USD	600,000	296	283
Receive	6-month EUR-EURIBOR	Semi-Annual	1.040	Annual	03/23/28	EUR	1,235,000	(14,048)	(13,816)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.519	Annual	01/05/48	EUR	750,000	2,717	3,531
Receive	6-month EUR-EURIBOR	Semi-Annual	1.491	Annual	01/08/48	EUR	750,000	8,572	9,616
Receive	6-month GBP-LIBOR	Semi-Annual	1.578	Semi-Annual	07/19/48	GBP	1,240,000	65,077	65,991
Receive	6-month JPY-LIBOR	Semi-Annual	0.273	Semi-Annual	11/08/27	JPY	270,135,000	12,360	11,594
Receive	6-month JPY-LIBOR	Semi-Annual	0.351	Semi-Annual	01/11/28	JPY	259,320,000	(2,888)	(3,730)
Receive	6-month JPY-LIBOR	Semi-Annual	0.320	Semi-Annual	04/27/28	JPY	504,825,000	13,265	12,874
Receive	3-month NZD-BBR-FRA	Quarterly	3.067	Semi-Annual	09/08/27	NZD	1,855,013	(24,126)	(23,190)
Receive	3-month NZD-BBR-FRA	Quarterly	3.070	Semi-Annual	09/08/27	NZD	1,873,750	(24,666)	(23,748)
Receive	3-month NZD-BBR-FRA	Quarterly	3.215	Semi-Annual	05/18/28	NZD	1,710,000	(34,283)	(34,864)
Receive	3-month NZD-BBR-FRA	Quarterly	3.219	Semi-Annual	05/24/28	NZD	1,995,000	(40,340)	(40,984)
Receive	3-month NZD-BBR-FRA	Quarterly	3.220	Semi-Annual	05/24/28	NZD	1,995,000	(40,453)	(41,101)
Receive	3-month NZD-BBR-FRA	Quarterly	2.868	Semi-Annual	08/15/28	NZD	2,528,058	1,615	1,544
Receive	3-month NZD-BBR-FRA	Quarterly	2.890	Semi-Annual	08/16/28	NZD	1,186,942	(777)	(801)
Receive	3-month NZD-BBR-FRA	Quarterly	2.890	Semi-Annual	08/21/28	NZD	2,738,344	(1,616)	(1,683)
Receive	3-month NZD-BBR-FRA	Quarterly	2.855	Semi-Annual	08/28/28	NZD	1,006,656	1,522	1,517
Receive	3-month USD-LIBOR	Quarterly	2.785	Semi-Annual	07/03/20	USD	12,335,000	35,364	35,160
Receive	3-month USD-LIBOR	Quarterly	3.012	Semi-Annual	05/09/21	USD	4,080,000	11,761	11,693
Receive	3-month USD-LIBOR	Quarterly	2.981	Semi-Annual	06/07/21	USD	3,150,000	11,506	11,454
Receive	3-month USD-LIBOR	Quarterly	3.036	Semi-Annual	07/25/21	USD	2,770,000	7,864	7,818
Receive	3-month USD-LIBOR	Quarterly	3.096	Semi-Annual	07/30/21	USD	1,280,000	2,186	2,165
Receive	3-month USD-LIBOR	Quarterly	3.103	Semi-Annual	08/01/21	USD	400,000	638	631
Receive	3-month USD-LIBOR	Quarterly	3.116	Semi-Annual	08/05/21	USD	695,000	937	926
Receive	3-month USD-LIBOR	Quarterly	3.122	Semi-Annual	08/05/21	USD	695,000	859	847
Receive	3-month USD-LIBOR	Quarterly	3.125	Semi-Annual	08/05/21	USD	2,010,000	2,369	2,335
Receive	3-month USD-LIBOR	Quarterly	2.990	Semi-Annual	08/29/21	USD	1,072,000	4,078	4,060
Receive	3-month USD-LIBOR	Quarterly	3.009	Semi-Annual	09/03/21	USD	670,000	2,300	2,289
Receive	3-month USD-LIBOR	Quarterly	3.000	Semi-Annual	09/10/21	USD	1,200,000	4,338	4,318
Receive	3-month USD-LIBOR	Quarterly	3.045	Semi-Annual	09/10/21	USD	695,000	1,923	1,911
Receive	3-month USD-LIBOR	Quarterly	3.057	Semi-Annual	09/10/21	USD	695,000	1,765	1,754
Receive	3-month USD-LIBOR	Quarterly	3.069	Semi-Annual	09/10/21	USD	1,390,000	3,216	3,193
Receive	3-month USD-LIBOR	Quarterly	3.070	Semi-Annual	09/12/21	USD	1,340,000	3,095	3,073
Receive	3-month USD-LIBOR	Quarterly	3.089	Semi-Annual	09/13/21	USD	695,000	1,357	1,345
Receive	3-month USD-LIBOR	Quarterly	3.093	Semi-Annual	09/13/21	USD	695,000	1,298	1,286
Receive	3-month USD-LIBOR	Quarterly	3.109	Semi-Annual	09/13/21	USD	1,390,000	2,176	2,153
Receive	3-month USD-LIBOR	Quarterly	3.123	Semi-Annual	09/13/21	USD	1,390,000	1,809	1,786
Receive	3-month USD-LIBOR	Quarterly	3.126	Semi-Annual	09/13/21	USD	1,390,000	1,744	1,720
Receive	3-month USD-LIBOR	Quarterly	3.142	Semi-Annual	09/17/21	USD	695,000	660	648
Receive	3-month USD-LIBOR	Quarterly	3.151	Semi-Annual	09/17/21	USD	695,000	542	530
Receive	3-month USD-LIBOR	Quarterly	3.152	Semi-Annual	09/17/21	USD	1,390,000	1,071	1,048
Receive	3-month USD-LIBOR	Quarterly	3.161	Semi-Annual	09/17/21	USD	1,390,000	822	799
Receive	3-month USD-LIBOR	Quarterly	3.163	Semi-Annual	09/19/21	USD	2,750,000	1,531	1,485
Receive	3-month USD-LIBOR	Quarterly	3.164	Semi-Annual	09/19/21	USD	1,385,000	745	722
Receive	3-month USD-LIBOR	Quarterly	3.173	Semi-Annual	09/19/21	USD	1,385,000	510	487
Receive	3-month USD-LIBOR	Quarterly	3.163	Semi-Annual	09/20/21	USD	1,385,000	774	751
Receive	3-month USD-LIBOR	Quarterly	3.173	Semi-Annual	09/20/21	USD	1,385,000	527	503
Receive	3-month USD-LIBOR	Quarterly	3.199	Semi-Annual	09/23/21	USD	1,380,000	(159)	(182)
Receive	3-month USD-LIBOR	Quarterly	3.208	Semi-Annual	09/24/21	USD	690,000	(189)	(200)
Receive	3-month USD-LIBOR	Quarterly	3.210	Semi-Annual	09/24/21	USD	690,000	(221)	(233)
Receive	3-month USD-LIBOR	Quarterly	3.230	Semi-Annual	09/27/21	USD	690,000	(471)	(483)
Receive	3-month USD-LIBOR	Quarterly	3.230	Semi-Annual	09/27/21	USD	690,000	(478)	(489)
Receive	3-month USD-LIBOR	Quarterly	2.913	Semi-Annual	04/07/22	USD	350,000	1,742	1,736
Receive	3-month USD-LIBOR	Quarterly	3.047	Semi-Annual	05/11/22	USD	140,000	338	335
Receive	3-month USD-LIBOR	Quarterly	3.082	Semi-Annual	05/12/22	USD	1,440,000	2,549	2,525
Receive	3-month USD-LIBOR	Quarterly	3.204	Semi-Annual	05/19/22	USD	1,440,000	(724)	(748)
Receive	3-month USD-LIBOR	Quarterly	2.870	Semi-Annual	06/02/22	USD	1,500,000	8,427	8,403
Receive	3-month USD-LIBOR	Quarterly	3.081	Semi-Annual	06/16/22	USD	720,000	1,213	1,201
Receive	3-month USD-LIBOR	Quarterly	3.082	Semi-Annual	06/16/22	USD	720,000	1,199	1,187
Receive	3-month USD-LIBOR	Quarterly	3.042	Semi-Annual	06/23/22	USD	720,000	1,723	1,711
Receive	3-month USD-LIBOR	Quarterly	3.049	Semi-Annual	06/23/22	USD	720,000	1,623	1,611
Receive	3-month USD-LIBOR	Quarterly	3.086	Semi-Annual	07/28/22	USD	2,990,000	4,405	4,355
Receive	3-month USD-LIBOR	Quarterly	2.930	Semi-Annual	08/28/22	USD	1,640,000	6,848	6,820

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month USD-LIBOR	Quarterly	2.985%	Semi-Annual	08/02/23	USD	3,720,000	$15,551	$15,483
Receive	3-month USD-LIBOR	Quarterly	2.920	Semi-Annual	07/19/24	USD	7,560,000	26,454	26,328
Receive	3-month USD-LIBOR	Quarterly	2.887	Semi-Annual	04/09/28	USD	75,000	1,562	1,561
Receive	3-month USD-LIBOR	Quarterly	2.894	Semi-Annual	04/09/28	USD	150,000	3,037	3,034
Receive	3-month USD-LIBOR	Quarterly	2.913	Semi-Annual	05/15/28	USD	3,170,000	62,897	62,887
Receive	3-month USD-LIBOR	Quarterly	3.043	Semi-Annual	05/15/28	USD	1,570,000	14,511	14,479
Receive	3-month USD-LIBOR	Quarterly	3.072	Semi-Annual	05/15/28	USD	1,560,000	10,758	10,726
Receive	3-month USD-LIBOR	Quarterly	3.119	Semi-Annual	05/15/28	USD	2,350,000	7,243	7,195
Receive	3-month USD-LIBOR	Quarterly	2.942	Semi-Annual	07/18/28	USD	310,000	5,274	5,268
Receive	3-month USD-LIBOR	Quarterly	2.962	Semi-Annual	07/18/28	USD	310,439	4,739	4,732
Receive	3-month USD-LIBOR	Quarterly	2.987	Semi-Annual	07/23/28	USD	310,000	4,100	4,094
Receive	3-month USD-LIBOR	Quarterly	3.051	Semi-Annual	07/25/28	USD	620,000	4,811	4,799
Receive	3-month USD-LIBOR	Quarterly	3.070	Semi-Annual	08/01/28	USD	250,000	1,556	1,551
Receive	3-month USD-LIBOR	Quarterly	2.974	Semi-Annual	08/15/28	USD	460,000	6,670	6,661
Receive	3-month USD-LIBOR	Quarterly	2.979	Semi-Annual	08/30/28	USD	155,000	2,162	2,159
Receive	3-month USD-LIBOR	Quarterly	2.989	Semi-Annual	08/30/28	USD	155,000	2,021	2,018
Receive	3-month USD-LIBOR	Quarterly	3.002	Semi-Annual	08/31/28	USD	155,000	1,832	1,829
Receive	3-month USD-LIBOR	Quarterly	2.997	Semi-Annual	09/06/28	USD	155,000	1,957	1,953
Receive	3-month USD-LIBOR	Quarterly	2.998	Semi-Annual	09/06/28	USD	155,000	1,943	1,940
Receive	3-month USD-LIBOR	Quarterly	2.997	Semi-Annual	09/07/28	USD	155,000	1,948	1,945
Receive	3-month USD-LIBOR	Quarterly	3.007	Semi-Annual	09/07/28	USD	155,000	1,821	1,818
Receive	3-month USD-LIBOR	Quarterly	3.180	Semi-Annual	09/24/28	USD	155,000	(494)	(497)
Receive	3-month USD-LIBOR	Quarterly	3.186	Semi-Annual	09/24/28	USD	155,000	(568)	(571)
								$(506,505)	$(511,351)

At September 30, 2018, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.832%	At Termination Date	05/15/47	EUR	690,000	$(25,657)	$(26,032)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.974	At Termination Date	01/15/48	EUR	530,000	3,942	4,117
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.991	At Termination Date	01/15/48	EUR	530,000	7,596	7,910
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.983	At Termination Date	06/15/48	EUR	525,000	2,548	2,354
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.000	At Termination Date	07/15/48	EUR	505,000	6,196	6,043
Pay	U.K. RPI All Items Monthly	At Termination Date	3.355	At Termination Date	08/15/23	GBP	16,735,000	(191,050)	(191,927)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.405	At Termination Date	01/15/28	GBP	4,545,000	(55,864)	(52,692)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.338	At Termination Date	06/15/28	GBP	775,000	(21,879)	(22,043)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.385	At Termination Date	08/15/28	GBP	2,670,000	(54,084)	(54,131)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.400	At Termination Date	08/15/28	GBP	5,305,000	(95,259)	(94,196)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.500	At Termination Date	09/15/28	GBP	4,845,000	(1,355)	(1,592)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.547	At Termination Date	11/15/32	GBP	4,200,000	30,311	38,301
Pay	U.K. RPI All Items Monthly	At Termination Date	3.600	At Termination Date	11/15/42	GBP	2,530,000	70,480	78,323
Pay	U.K. RPI All Items Monthly	At Termination Date	3.440	At Termination Date	08/15/48	GBP	590,000	(31,714)	(31,776)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.029	At Termination Date	10/01/18	USD	7,360,000	–	(231)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.380	At Termination Date	04/15/23	EUR	4,500,000	33,219	33,771
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.545	At Termination Date	07/15/23	EUR	3,435,000	3,703	3,617

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.256%	At Termination Date	05/15/23	GBP	5,815,000	$95,258	$95,580
Receive	U.K. RPI All Items Monthly	At Termination Date	3.350	At Termination Date	08/15/23	GBP	5,890,000	69,307	69,031
Receive	U.K. RPI All Items Monthly	At Termination Date	3.357	At Termination Date	08/15/23	GBP	5,885,000	66,358	66,147
Receive	U.K. RPI All Items Monthly	At Termination Date	3.475	At Termination Date	09/15/23	GBP	4,845,000	4,226	4,043
Receive	U.K. RPI All Items Monthly	At Termination Date	3.455	At Termination Date	11/15/27	GBP	4,200,000	13,963	9,196
Receive	U.K. RPI All Items Monthly	At Termination Date	3.550	At Termination Date	11/15/47	GBP	2,530,000	(66,812)	(75,600)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.410	At Termination Date	03/15/48	GBP	510,000	34,750	35,499
Receive	U.K. RPI All Items Monthly	At Termination Date	3.433	At Termination Date	08/15/48	GBP	90,000	5,289	5,279
Receive	U.K. RPI All Items Monthly	At Termination Date	3.467	At Termination Date	09/15/48	GBP	1,080,000	34,307	28,621
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.113	At Termination Date	11/09/19	USD	22,115,000	167,606	166,868
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.299	At Termination Date	09/28/21	USD	7,100,000	2,059	1,822
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.205	At Termination Date	03/21/22	USD	5,100,000	22,022	21,838
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.890	At Termination Date	06/29/22	USD	6,700,000	152,037	151,795
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.260	At Termination Date	05/03/23	USD	9,000,000	15,020	14,695
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.248	At Termination Date	03/21/24	USD	4,900,000	24,880	24,693
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.351	At Termination Date	09/28/24	USD	7,400,000	(3,663)	(3,945)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.361	At Termination Date	09/28/25	USD	6,150,000	(4,226)	(4,461)
								$313,514	$310,917

At September 30, 2018, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.375%	At Termination Date	01/15/20	USD	16,000,000	$495,904	$–	$495,904
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.174	At Termination Date	02/16/20	USD	10,000,000	36,297	–	36,297
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.437	At Termination Date	01/15/21	USD	22,000,000	812,523	–	812,523
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.649	At Termination Date	12/11/21	USD	6,500,000	206,929	–	206,929
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.515	At Termination Date	01/15/22	USD	34,000,000	1,383,446	–	1,383,446
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.560	At Termination Date	01/15/23	USD	27,750,000	1,269,150	–	1,269,150
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD	5,500,000	249,352	–	249,352

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.689%	At Termination Date	09/22/24	USD	19,500,000	$976,759	$–	$976,759
									$5,430,360	$–	$5,430,360

At September 30, 2018, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value
90-Day Eurodollar	Call	03/18/19	97.38	USD	40	9,716,000	$10,728	$2,750
90-Day Eurodollar	Call	06/17/19	97.75	USD	122	29,588,050	9,337	3,813
90-Day Eurodollar	Call	03/16/20	97.75	USD	122	29,534,675	20,774	15,250
U.S. Treasury 10-Year Note	Put	10/05/18	118.00	USD	105	12,472,031	16,558	3,281
U.S. Treasury 10-Year Note	Put	11/23/18	118.00	USD	6	712,688	2,915	1,875
							$60,312	$26,969

At September 30, 2018, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value
90-Day Eurodollar	Put	12/14/18	96.88	USD	24	5,811,600	$5,363	$(6,000)
90-Day Eurodollar	Call	03/15/19	97.25	USD	27	6,558,300	10,459	(4,050)
90-Day Eurodollar	Call	06/17/19	97.88	USD	122	29,588,050	5,913	(2,287)
90-Day Eurodollar	Call	03/16/20	97.88	USD	122	29,534,675	16,589	(12,200)
							$38,324	$(24,537)

At September 30, 2018, the following over-the-counter purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-year Interest Rate Swap	Citibank N.A.	2.985%	Receive	3-month USD-LIBOR	04/27/38	USD	10,000	$493	$459
Call on 10-year Interest Rate Swap	Deutsche Bank AG	3.190%	Receive	3-month USD-LIBOR	12/20/18	USD	2,200,000	21,780	25,405
Call on 10-year Interest Rate Swap	Goldman Sachs International	3.040%	Receive	3-month USD-LIBOR	08/31/21	USD	819,000	32,514	26,981
Call on 10-year Interest Rate Swap	JP Morgan Chase Bank	2.985%	Receive	3-month USD-LIBOR	04/27/38	USD	340,000	15,980	15,613
Call on 1-year Interest Rate Swap	Morgan Stanley & Co. International PLC	2.950%	Receive	3-month USD-LIBOR	01/10/20	USD	24,420,000	64,231	36,901
Call on 1-year Interest Rate Swap	Morgan Stanley & Co. International PLC	2.950%	Receive	3-month USD-LIBOR	01/21/20	USD	24,420,000	63,451	38,266
Call on 1-year Interest Rate Swap	Morgan Stanley & Co. International PLC	2.950%	Receive	3-month USD-LIBOR	01/30/20	USD	11,940,000	26,503	19,058
Call on 20-year Interest Rate Swap	Goldman Sachs International	0.780%	Receive	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	298
Call on 20-Year interest Rate Swap	JP Morgan Chase Bank	0.780%	Receive	6-month JPY-LIBOR	04/16/21	JPY	39,400,000	12,334	6,776
Call on 30-year Interest Rate Swap	Citibank N.A.	3.113%	Receive	3-month USD-LIBOR	04/26/23	USD	10,000	1,110	947
Call on 30-year Interest Rate Swap	Goldman Sachs International	3.113%	Receive	3-month USD-LIBOR	04/26/23	USD	195,000	19,861	18,473
Put on 10-year Interest Rate Swap	Barclays Bank PLC	1.100%	Pay	6-month JPY-LIBOR	06/29/22	JPY	1,385,780,000	188,508	112,644

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 10-year Interest Rate Swap	Citibank N.A.	2.985%	Pay	3-month USD-LIBOR	04/27/38	USD	10,000	$461	$487
Put on 10-year Interest Rate Swap	Deutsche Bank AG	3.190%	Pay	3-month USD-LIBOR	12/20/18	USD	2,200,000	21,780	14,600
Put on 10-year Interest Rate Swap	Goldman Sachs International	3.040%	Pay	3-month USD-LIBOR	08/31/21	USD	819,000	32,514	35,551
Put on 10-year Interest Rate Swap	JP Morgan Chase Bank	2.985%	Pay	3-month USD-LIBOR	04/27/38	USD	340,000	15,980	16,569
Put on 20-year Interest Rate Swap	Goldman Sachs International	0.780%	Pay	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	651
Put on 20-Year interest Rate Swap	JP Morgan Chase Bank	0.780%	Pay	6-month JPY-LIBOR	04/16/21	JPY	39,400,000	12,334	14,806
Put on 30-year Interest Rate Swap	Barclays Bank PLC	3.800%	Pay	3-month USD-LIBOR	06/07/21	USD	1,390,000	54,226	44,412
Put on 30-year Interest Rate Swap	Citibank N.A.	3.113%	Pay	3-month USD-LIBOR	04/26/23	USD	10,000	929	959
Put on 30-year Interest Rate Swap	Citibank N.A.	3.540%	Pay	3-month USD-LIBOR	06/17/19	USD	130,000	2,373	1,557
Put on 30-year Interest Rate Swap	Deutsche Bank AG	3.540%	Pay	3-month USD-LIBOR	06/17/19	USD	2,995,000	57,280	35,881
Put on 30-year Interest Rate Swap	Goldman Sachs International	3.113%	Pay	3-month USD-LIBOR	04/26/23	USD	195,000	19,861	18,694
Put on 5-year Interest Rate Swap	Citibank N.A.	3.350%	Pay	3-month USD-LIBOR	09/18/19	USD	7,760,000	55,484	55,826
Put on 5-year Interest Rate Swap	Citibank N.A.	3.400%	Pay	3-month USD-LIBOR	09/19/19	USD	7,760,000	54,320	49,905
Put on 5-year Interest Rate Swap	JP Morgan Chase Bank	3.200%	Pay	3-month USD-LIBOR	08/21/19	USD	7,850,000	56,676	73,667
Put on 5-year Interest Rate Swap	JP Morgan Chase Bank	3.450%	Pay	3-month USD-LIBOR	08/19/19	USD	7,760,000	45,915	39,779
								$877,898	$705,165

At September 30, 2018, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-year Interest Rate Swap	Barclays Bank PLC	3.140%	Pay	3-month USD-LIBOR	09/17/19	USD	1,930,000	$41,833	$(39,051)
Call on 1-year Interest Rate Swap	Morgan Stanley & Co. International PLC	2.450	Pay	3-month USD-LIBOR	01/10/20	USD	36,630,000	45,401	(20,749)
Call on 1-year Interest Rate Swap	Morgan Stanley & Co. International PLC	2.450	Pay	3-month USD-LIBOR	01/21/20	USD	36,630,000	42,801	(21,940)
Call on 1-year Interest Rate Swap	Morgan Stanley & Co. International PLC	2.450	Pay	3-month USD-LIBOR	01/30/20	USD	17,910,000	17,309	(11,096)
Call on 2-year Interest Rate Swap	Goldman Sachs International	3.003	Pay	3-month USD-LIBOR	08/28/19	USD	6,290,000	30,554	(18,641)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.400	Pay	3-month USD-LIBOR	02/24/20	USD	2,590,000	6,128	(4,144)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.400	Pay	3-month USD-LIBOR	02/24/20	USD	61,300,000	186,965	(98,085)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.878	Pay	3-month USD-LIBOR	04/14/20	USD	6,260,000	45,307	(25,252)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.878	Pay	3-month USD-LIBOR	04/14/20	USD	260,000	1,420	(1,049)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.888	Pay	3-month USD-LIBOR	04/14/20	USD	270,000	1,496	(1,106)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.900	Pay	3-month USD-LIBOR	05/29/20	USD	3,410,000	25,063	(15,445)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.938%	Pay	3-month USD-LIBOR	04/17/20	USD	6,180,000	$42,951	$(27,410)
Call on 2-Year interest Rate Swap	Deutsche Bank AG	2.938	Pay	3-month USD-LIBOR	04/17/20	USD	260,000	1,543	(1,153)
Call on 2-Year interest Rate Swap	Goldman Sachs International	2.888	Pay	3-month USD-LIBOR	04/14/20	USD	6,270,000	45,301	(25,684)
Call on 2-Year interest Rate Swap	JP Morgan Chase Bank	2.450	Pay	3-month USD-LIBOR	05/30/19	USD	10,475,000	19,169	(4,483)
Call on 5-year Interest Rate Swap	Citibank N.A.	2.850	Pay	3-month USD-LIBOR	09/18/19	USD	7,760,000	55,096	(48,742)
Call on 5-year Interest Rate Swap	Citibank N.A.	2.900	Pay	3-month USD-LIBOR	09/19/19	USD	7,760,000	55,872	(54,511)
Call on 5-year Interest Rate Swap	JP Morgan Chase Bank	2.700	Pay	3-month USD-LIBOR	08/21/19	USD	7,850,000	60,689	(31,655)
Call on 5-year Interest Rate Swap	JP Morgan Chase Bank	2.950	Pay	3-month USD-LIBOR	08/19/19	USD	7,760,000	53,752	(55,874)
Put on 10-year Interest Rate Swap	Barclays Bank PLC	3.140	Receive	3-month USD-LIBOR	09/17/19	USD	1,930,000	41,833	(42,379)
Put on 10-Year interest Rate Swap	Barclays Bank PLC	1.650	Receive	3-month USD-LIBOR	02/21/19	EUR	300,000	1,159	(143)
Put on 10-Year interest Rate Swap	Deutsche Bank AG	1.650	Receive	6-month EUR-EURIBOR	02/21/19	EUR	7,190,000	82,210	(2,522)
Put on 10-Year interest Rate Swap	Barclays Bank PLC	3.870	Receive	3-month USD-LIBOR	06/07/21	USD	2,950,000	57,793	(47,344)
Put on 10-Year interest Rate Swap	Citibank N.A.	2.900	Receive	3-month USD-LIBOR	04/16/19	USD	140,000	3,929	(3,961)
Put on 10-Year interest Rate Swap	Deutsche Bank AG	2.900	Receive	3-month USD-LIBOR	04/16/19	USD	3,250,000	85,334	(91,950)
Put on 2-year Interest Rate Swap	Barclays Bank PLC	3.500	Receive	3-month USD-LIBOR	08/24/20	USD	5,960,000	20,115	(25,485)
Put on 2-year Interest Rate Swap	Goldman Sachs International	3.003	Receive	3-month USD-LIBOR	08/28/19	USD	6,290,000	30,554	(37,970)
Put on 2-year Interest Rate Swap	Goldman Sachs International	3.300	Receive	3-month USD-LIBOR	09/06/19	USD	4,460,000	10,570	(13,958)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	2.878	Receive	3-month USD-LIBOR	04/14/20	USD	6,260,000	45,307	(58,032)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	2.888	Receive	3-month USD-LIBOR	04/14/20	USD	270,000	2,205	(2,470)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	2.900	Receive	3-month USD-LIBOR	05/29/20	USD	3,410,000	25,063	(31,487)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	2.938	Receive	3-month USD-LIBOR	04/17/20	USD	260,000	1,985	(2,219)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	2.938	Receive	3-month USD-LIBOR	04/17/20	USD	6,180,000	42,951	(52,750)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	3.400	Receive	3-month USD-LIBOR	02/24/20	USD	2,590,000	9,454	(9,727)
Put on 2-Year interest Rate Swap	Deutsche Bank AG	3.400	Receive	3-month USD-LIBOR	02/24/20	USD	61,300,000	232,940	(230,211)
Put on 2-Year interest Rate Swap	Goldman Sachs International	2.878	Receive	3-month USD-LIBOR	04/14/20	USD	260,000	2,150	(2,410)
Put on 2-Year interest Rate Swap	Goldman Sachs International	2.888	Receive	3-month USD-LIBOR	04/14/20	USD	6,270,000	45,301	(57,352)
Put on 2-Year interest Rate Swap	Goldman Sachs International	3.150	Receive	3-month USD-LIBOR	05/05/20	USD	3,500,000	19,337	(22,321)
Put on 2-Year interest Rate Swap	Goldman Sachs International	3.350	Receive	3-month USD-LIBOR	05/29/20	USD	4,790,000	17,424	(22,803)
Put on 2-Year interest Rate Swap	Goldman Sachs International	3.450	Receive	3-month USD-LIBOR	06/08/20	USD	4,770,000	19,748	(19,515)
Put on 2-Year interest Rate Swap	Goldman Sachs International	3.500	Receive	3-month USD-LIBOR	06/15/20	USD	3,020,000	11,249	(11,481)
Put on 2-Year interest Rate Swap	JP Morgan Chase Bank	3.250	Receive	3-month USD-LIBOR	05/30/19	USD	10,475,000	19,169	(25,381)
Put on 5-Year interest Rate Swap	Barclays Bank PLC	0.600	Receive	6-month EUR-EURIBOR	06/25/19	EUR	1,563,000	11,706	(12,368)
								$1,618,136	$(1,332,309)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

At September 30, 2018, the following over-the-counter purchased interest rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Expiration Date	Notional Amount		Cost	Fair Value
Call Option-Max [0, 10-Year Swap Rate minus 5-Year Swap Rate)-Exercise Rate]	Citibank N.A.	0.115%	Pay	01/25/19	USD	32,620,000	$7,013	$2,744
							$7,013	$2,744

Currency Abbreviations
CAD	-	Canadian Dollar
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Interest rate contracts	Purchased options	$734,878
Foreign exchange contracts	Forward foreign currency contracts	31,285
Interest rate contracts	Futures contracts	359,919
Interest rate contracts	Interest rate swaps	616,314
Interest rate contracts	Inflation-linked swaps	6,115,301
Total Asset Derivatives		$7,857,697

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$26,155
Interest rate contracts	Futures contracts	717,151
Interest rate contracts	Interest rate swaps	1,325,090
Interest rate contracts	Inflation-linked swaps	176,599
Interest rate contracts	Written options	1,356,846
Total Liability Derivatives		$3,601,841

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2018:

	ANZ Bank	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	HSBC Bank PLC	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	Royal Bank of Scotland PLC	Totals
Assets:
Purchased options	$-	$-	$157,056	$-	$112,884	$75,885	$100,648	$-	$167,210	$94,226	$-	$707,909
Forward foreign currency contracts	1,924	1,489	12,394	4,549	-	-	-	9,398	-	-	1,531	31,285
OTC Inflation-linked swaps	-	-	1,344,724	-	4,085,636	-	-	-	-	-	-	5,430,360
Total Assets	$1,924	$1,489	$1,514,174	$4,549	$4,198,520	$75,885	$100,648	$9,398	$167,210	$94,226	$1,531	$6,169,554

Liabilities:
Forward foreign currency contracts	$-	$3,277	$-	$4,067	$-	$-	$12	$2,187	$16,612	$-	$-	$26,155
Written options	-	-	166,770	-	107,214	655,011	232,136	-	117,393	53,785	-	1,332,309
Total Liabilities	$-	$3,277	$166,770	$4,067	$107,214	$655,011	$232,148	$2,187	$134,005	$53,785	$-	$1,358,464

Net OTC derivative instruments by counterparty, at fair value	$1,924	$(1,788)	$1,347,404	$482	$4,091,306	$(579,126)	$(131,500)	$7,211	$33,205	$40,441	$1,531	$4,811,090

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$(1,347,404)	$-	$(4,091,306)	$162,000	$-	$-	$(33,205)	$(40,000)	$-	$(5,349,915)

Net Exposure(1)(2)	$1,924	$(1,788)	$-	$482	$-	$(417,126)	$(131,500)	$7,211	$-	$441	$1,531	$(538,825)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

(2) At September 30, 2018, the Portfolio had received $1,700,000, $4,560,000 and $120,000 in cash collateral from Barclays Bank PLC, Citibank N.A., and JPMorgan Chase Bank N.A., respectively. Excess cash collateral is not shown for financial reporting purposes.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $422,093,328.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$7,411,059
Gross Unrealized Depreciation	(10,603,165)

Net Unrealized Depreciation	$(3,192,106)

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Australia: 4.5%
311,771		Dexus	$2,381,795	1.0
128,428		Goodman Group	963,415	0.4
582,808		GPT Group	2,195,034	0.9
84,113		Lend Lease Corp., Ltd.	1,195,078	0.5
2,196,958		Mirvac Group	3,829,309	1.7
			10,564,631	4.5

		Belgium: 0.6%
9,882		Warehouses De Pauw SCA	1,300,389	0.6

		Canada: 1.7%
136,000		Chartwell Retirement Residences	1,541,470	0.6
87,700		First Capital Realty, Inc.	1,324,004	0.6
49,100		SmartCentres Real Estate Investment Trust	1,159,789	0.5
			4,025,263	1.7

		China: 1.1%
386,000		China Overseas Land & Investment Ltd.	1,208,537	0.5
354,000		China Resources Land Ltd.	1,240,452	0.6
			2,448,989	1.1

		France: 0.4%
5,515		Gecina S.A.	920,778	0.4

		Germany: 4.7%
30,874	(1)	ADO Properties SA	1,849,920	0.8
23,741		LEG Immobilien AG	2,821,513	1.2
129,211		Vonovia SE	6,319,474	2.7
			10,990,907	4.7

		Hong Kong: 9.5%
1,342,500		CK Asset Holdings Ltd.	10,063,637	4.3
539,200		Hongkong Land Holdings Ltd. - HKHGF	3,571,316	1.6
333,000		Link REIT	3,278,703	1.4
442,648		Wharf Real Estate Investment Co. Ltd.	2,851,780	1.2
369,000		Wheelock & Co., Ltd.	2,218,472	1.0
			21,983,908	9.5

		Ireland: 0.7%
460,226		Green REIT plc	806,861	0.3
547,388		Hibernia REIT plc	902,473	0.4
			1,709,334	0.7

		Japan: 9.8%
1,006	(2)	AEON REIT Investment Corp.	1,082,435	0.5
197,199		Hulic Co. Ltd.	1,935,090	0.8
474		Hulic Reit, Inc.	689,036	0.3
3,007		Japan Hotel REIT Investment Corp.	2,188,313	0.9
245		Kenedix Office Investment Corp.	1,563,175	0.7
1,031		LaSalle Logiport REIT	948,244	0.4
245,929		Mitsui Fudosan Co., Ltd.	5,816,433	2.5
1,687		Mori Hills REIT Investment Corp.	2,144,160	0.9
82,200		Nomura Real Estate Holdings, Inc.	1,658,202	0.7
1,849		Orix JREIT, Inc.	2,886,949	1.3
153,200		Tokyo Tatemono Co., Ltd.	1,868,438	0.8
			22,780,475	9.8

		Luxembourg: 0.8%
67,298		Grand City Properties SA	1,746,146	0.8

		Norway: 0.4%
69,208	(1)	Entra ASA	995,542	0.4

		Singapore: 2.2%
933,300		CapitaLand Commercial Trust	1,215,948	0.5
1,245,000		CapitaLand Ltd.	3,066,647	1.3
1,020,400		Mapletree Logistics Trust	918,238	0.4
			5,200,833	2.2

		Spain: 0.9%
63,569		Lar Espana Real Estate Socimi SA	647,285	0.3
106,553		Merlin Properties Socimi SA	1,444,823	0.6
			2,092,108	0.9

		Sweden: 3.4%
158,496		Castellum AB	2,839,123	1.2
166,387		Fabege AB	2,304,034	1.0
119,460		Kungsleden AB	879,104	0.4
47,876	(3)	Pandox AB	857,633	0.4
84,581		Wihlborgs Fastigheter AB	1,020,051	0.4
			7,899,945	3.4

		United Kingdom: 4.2%
224,262		Grainger PLC	875,212	0.4
266,527		Hammerson PLC	1,585,885	0.7
229,220		Land Securities Group PLC	2,639,258	1.1
139,230		Safestore Holdings PLC	943,008	0.4
218,253		Segro PLC	1,816,156	0.8
171,122		Unite Group PLC	1,990,465	0.8
			9,849,984	4.2

		United States: 54.6%
52,802		Alexandria Real Estate Equities, Inc.	6,641,964	2.9
1,719		American Campus Communities, Inc.	70,754	0.0
33,948		AvalonBay Communities, Inc.	6,149,680	2.7
172,722		Brixmor Property Group, Inc.	3,024,362	1.3
87,549		Columbia Property Trust, Inc.	2,069,658	0.9
245,182		Cousins Properties, Inc.	2,179,668	0.9

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
106,289	CubeSmart	$3,032,425	1.3
42,863	CyrusOne, Inc.	2,717,514	1.2
162,586	DiamondRock Hospitality Co.	1,897,379	0.8
104,831	Douglas Emmett, Inc.	3,954,225	1.7
81,488	Duke Realty Corp.	2,311,815	1.0
16,532	Equinix, Inc.	7,156,537	3.1
86,537	Equity Residential	5,733,942	2.5
10,587	Essex Property Trust, Inc.	2,611,919	1.1
68,011	Extra Space Storage, Inc.	5,892,473	2.5
133,128	Healthcare Trust of America, Inc.	3,550,524	1.5
66,873	Hilton Worldwide Holdings, Inc.	5,402,001	2.3
85,360	Hudson Pacific Properties, Inc.	2,792,979	1.2
143,107	Invitation Homes, Inc.	3,278,581	1.4
29,271	JBG Smith Properties	1,078,051	0.5
51,094	Macerich Co.	2,824,987	1.2
43,528	(2) MGM Growth Properties LLC	1,283,641	0.6
37,839	Mid-America Apartment Communities, Inc.	3,790,711	1.6
103,752	Piedmont Office Realty Trust, Inc.	1,964,025	0.8
120,588	ProLogis, Inc.	8,174,661	3.5
69,650	Regency Centers Corp.	4,504,266	1.9
60,717	Simon Property Group, Inc.	10,731,730	4.6
109,120	STORE Capital Corp.	3,032,445	1.3
29,166	Sun Communities, Inc.	2,961,516	1.3
48,862	Taubman Centers, Inc.	2,923,413	1.3
31,384	Tier REIT, Inc.	756,354	0.3
336,474	VEREIT, Inc.	2,442,801	1.1
149,627	VICI Properties, Inc.	3,234,936	1.4
103,657	Welltower, Inc.	6,667,218	2.9
		126,839,155	54.6

	Total Common Stock
	(Cost $196,815,792)	231,348,387	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.2%
	Securities Lending Collateral(4): 0.8%
709,339	Jefferies LLC, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $709,470, collateralized by various U.S. Government Securities, 1.875%-2.875%, Market Value plus accrued interest $723,526, due 07/31/20-05/15/28)	709,339	0.3
1,000,000	National Bank Financial, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,000,187, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $1,020,001, due 11/29/18-09/09/49)	1,000,000	0.5
		1,709,339	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
1,002,441	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960%
	(Cost $1,002,441)	1,002,441	0.4

	Total Short-Term Investments
	(Cost $2,711,780)	2,711,780	1.2

	Total Investments in Securities (Cost $199,527,572)	$234,060,167	100.7
	Liabilities in Excess of Other Assets	(1,528,588)	(0.7)
	Net Assets	$232,531,579	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Non-income producing security.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2018.

REIT Diversification	Percentage of Net Assets
Office REITs	13.6%
Real Estate Operating Companies	13.5
Retail REITs	13.4
Residential REITs	11.4
Specialized REITs	9.9
Diversified REITs	8.4
Industrial REITs	7.1
Diversified Real Estate Activities	6.8
Real Estate Development	5.4
Health Care REITs	4.4
Hotels, Resorts & Cruise Lines	2.7
Hotel & Resort REITs	2.3
Health Care Facilities	0.6
Assets in Excess of Other Liabilities*	0.5
Net Assets	100.0%

*	Includes short-term investments.

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$10,564,631	$–	$10,564,631
Belgium	–	1,300,389	–	1,300,389
Canada	4,025,263	–	–	4,025,263
China	–	2,448,989	–	2,448,989
France	920,778	–	–	920,778
Germany	–	10,990,907	–	10,990,907
Hong Kong	–	21,983,908	–	21,983,908
Ireland	1,709,334	–	–	1,709,334
Japan	948,244	21,832,231	–	22,780,475
Luxembourg	–	1,746,146	–	1,746,146
Norway	–	995,542	–	995,542
Singapore	–	5,200,833	–	5,200,833
Spain	647,285	1,444,823	–	2,092,108
Sweden	–	7,899,945	–	7,899,945
United Kingdom	–	9,849,984	–	9,849,984
United States	126,839,155	–	–	126,839,155
Total Common Stock	135,090,059	96,258,328	–	231,348,387
Short-Term Investments	1,002,441	1,709,339	–	2,711,780
Total Investments, at fair value	$136,092,500	$97,967,667	$–	$234,060,167

(1)	For the period ended September 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2018, securities valued at $14,658,136 were transferred from Level 1 to Level 2 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $210,357,450.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$34,120,415
Gross Unrealized Depreciation	(10,420,692)

Net Unrealized Appreciation	$23,699,723

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.3%
	Diversified REITs: 2.2%
286,390	STORE Capital Corp.	$7,958,778	2.2

	Health Care REITs: 9.9%
449,498	Healthcare Trust of America, Inc.	11,988,112	3.3
259,860	Senior Housing Properties Trust	4,563,141	1.2
251,939	Ventas, Inc.	13,700,443	3.7
96,263	Welltower, Inc.	6,191,636	1.7
		36,443,332	9.9

	Hotel & Resort REITs: 6.1%
524,629	DiamondRock Hospitality Co.	6,122,420	1.7
167,662	(1) MGM Growth Properties LLC	4,944,352	1.4
148,751	Park Hotels & Resorts, Inc.	4,882,008	1.3
173,209	RLJ Lodging Trust	3,815,794	1.0
30,609	Ryman Hospitality Properties	2,637,578	0.7
		22,402,152	6.1

	Hotels, Resorts & Cruise Lines: 1.6%
70,648	Hilton Worldwide Holdings, Inc.	5,706,945	1.6

	Industrial REITs: 8.6%
219,253	Duke Realty Corp.	6,220,208	1.7
373,834	ProLogis, Inc.	25,342,207	6.9
		31,562,415	8.6

	Office REITs: 16.0%
116,579	Alexandria Real Estate Equities, Inc.	14,664,472	4.0
246,618	Columbia Property Trust, Inc.	5,830,050	1.6
283,792	Douglas Emmett, Inc.	10,704,634	2.9
313,860	Hudson Pacific Properties, Inc.	10,269,499	2.8
99,150	JBG Smith Properties	3,651,695	1.0
201,194	Piedmont Office Realty Trust, Inc.	3,808,603	1.0
132,792	Tier REIT, Inc.	3,200,287	0.9
94,084	Vornado Realty Trust	6,868,132	1.8
		58,997,372	16.0

	Residential REITs: 17.4%
116,990	American Campus Communities, Inc.	4,815,308	1.3
65,757	AvalonBay Communities, Inc.	11,911,881	3.2
233,908	Equity Residential	15,498,744	4.2
28,481	Essex Property Trust, Inc.	7,026,548	1.9
368,712	Invitation Homes, Inc.	8,447,192	2.3
76,507	Mid-America Apartment Communities, Inc.	7,664,471	2.1
84,791	Sun Communities, Inc.	8,609,678	2.4
		63,973,822	17.4

	Retail REITs: 16.4%
739,239	Brixmor Property Group, Inc.	12,944,075	3.5
85,418	Macerich Co.	4,722,761	1.3
157,723	Regency Centers Corp.	10,199,946	2.8
142,918	Simon Property Group, Inc.	25,260,757	6.9
116,574	Taubman Centers, Inc.	6,974,623	1.9
		60,102,162	16.4

	Specialized REITs: 21.1%
387,883	CubeSmart	11,066,302	3.0
142,681	CyrusOne, Inc.	9,045,976	2.5
66,045	Equinix, Inc.	28,590,220	7.8
156,980	Extra Space Storage, Inc.	13,600,747	3.7
64,622	QTS Realty Trust, Inc.	2,757,421	0.7
583,028	VICI Properties, Inc.	12,605,065	3.4
		77,665,731	21.1

	Total Common Stock
	(Cost $350,507,652)	364,812,709	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Securities Lending Collateral(2): 0.3%
101,085	Deutsche Bank AG, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $101,104, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $103,107, due 07/15/19-02/15/44)	101,085	0.0
1,000,000	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $1,000,186, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 10/04/18-09/09/49)	1,000,000	0.3
		1,101,085	0.3

VY® Clarion Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
1,638,238	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960%
	(Cost $1,638,238)	$1,638,238	0.4

	Total Short-Term Investments
	(Cost $2,739,323)	2,739,323	0.7

	Total Investments in Securities (Cost $353,246,975)	$367,552,032	100.0
	Assets in Excess of Other Liabilities	1,747	0.0
	Net Assets	$367,553,779	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of September 30, 2018.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$364,812,709	$–	$–	$364,812,709
Short-Term Investments	1,638,238	1,101,085	–	2,739,323
Total Investments, at fair value	$366,450,947	$1,101,085	$–	$367,552,032

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $357,620,799.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$17,379,455
Gross Unrealized Depreciation	(7,448,222)

Net Unrealized Appreciation	$9,931,233

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 36.2%
		Basic Materials: 0.8%
2,200,000	(1)	FMG Resources August 2006 Pty Ltd., 5.125%, 05/15/2024	$2,143,900	0.5
1,200,000	(1)	Syngenta Finance NV, 4.441%, 04/24/2023	1,193,692	0.3
			3,337,592	0.8

		Communications: 6.2%
650,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/2023	654,062	0.2
1,000,000	(1)	CommScope, Inc., 5.500%, 06/15/2024	1,011,250	0.3
1,909,000	(2)	DISH DBS Corp., 5.000%, 03/15/2023	1,739,443	0.4
2,200,000		DISH DBS Corp., 5.875%, 11/15/2024	1,985,500	0.5
100,000		DISH DBS Corp., 6.750%, 06/01/2021	102,375	0.0
2,400,000	(1)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	2,496,480	0.6
2,500,000		Sprint Communications, Inc., 6.000%, 11/15/2022	2,556,250	0.6
500,000		Sprint Corp., 7.125%, 06/15/2024	520,625	0.1
500,000		Sprint Corp., 7.625%, 03/01/2026	530,375	0.1
4,700,000		Sprint Corp., 7.875%, 09/15/2023	5,075,342	1.2
1,000,000	(1)	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.152%, 09/20/2029	1,007,400	0.3
4,000,000	(1)	Univision Communications, Inc., 5.125%, 05/15/2023	3,840,000	0.9
2,000,000	(1)	Virgin Media Secured Finance PLC, 5.500%, 01/15/2025	2,007,500	0.5
2,000,000		Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/2023	2,070,000	0.5
			25,596,602	6.2

		Consumer, Cyclical: 2.3%
200,000	(2)	Ferrellgas L.P. / Ferrellgas Finance Corp., 6.500%, 05/01/2021	180,000	0.1
700,000	(2)	Ferrellgas L.P. / Ferrellgas Finance Corp., 6.750%, 06/15/2023	588,000	0.1
1,500,000		Ford Motor Co., 4.346%, 12/08/2026	1,414,745	0.4
1,400,000		General Motors Co., 5.150%, 04/01/2038	1,304,628	0.3
1,300,000		KB Home, 7.500%, 09/15/2022	1,408,875	0.3
1,000,000	(1)	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/2023	991,250	0.2
1,000,000	(1)	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/2025	981,250	0.2
500,000	(1),(2)	Tesla, Inc., 5.300%, 08/15/2025	423,125	0.1
2,500,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	2,325,000	0.6
			9,616,873	2.3

		Consumer, Non-cyclical: 11.0%
1,300,000		Allergan Funding SCS, 3.800%, 03/15/2025	1,274,315	0.3
2,000,000	(1)	BAT Capital Corp., 3.557%, 08/15/2027	1,864,939	0.5
1,250,000	(1)	Bayer US Finance II LLC, 4.250%, 12/15/2025	1,241,737	0.3
8,000,000		CHS/Community Health Systems, Inc., 6.250%, 03/31/2023	7,630,000	1.9
400,000		CVS Health Corp., 4.100%, 03/25/2025	399,320	0.1
600,000		CVS Health Corp., 4.300%, 03/25/2028	595,224	0.1
300,000		CVS Health Corp., 5.050%, 03/25/2048	307,668	0.1
2,000,000	(1)	Endo Finance LLC / Endo Ltd. / Endo Finco, Inc., 6.000%, 07/15/2023	1,785,000	0.4
2,000,000	(1)	Endo Finance LLC, 5.750%, 01/15/2022	1,877,500	0.5
1,500,000	(1)	Halfmoon Parent, Inc., 3.750%, 07/15/2023	1,495,916	0.4
2,000,000		HCA, Inc., 5.875%, 05/01/2023	2,112,500	0.5
2,200,000		HCA, Inc., 7.500%, 02/15/2022	2,414,500	0.6
1,000,000		Kraft Heinz Foods Co., 4.625%, 01/30/2029	999,763	0.2
1,000,000	(1),(2)	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.625%, 10/15/2023	890,000	0.2
4,000,000	(1),(2)	Mallinckrodt International Finance SA / Mallinckrodt CB LLC, 5.750%, 08/01/2022	3,710,000	0.9
1,400,000		Mylan NV, 3.950%, 06/15/2026	1,326,534	0.3
500,000		Tenet Healthcare Corp., 5.125%, 05/01/2025	493,750	0.1

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
3,425,000	(2)	Tenet Healthcare Corp., 6.750%, 06/15/2023	$3,425,000	0.8
4,000,000		Tenet Healthcare Corp., 8.125%, 04/01/2022	4,230,200	1.0
1,100,000		United Rentals North America, Inc., 5.750%, 11/15/2024	1,133,825	0.3
1,000,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	1,002,000	0.2
2,400,000	(1)	Bausch Health Cos, Inc., 5.875%, 05/15/2023	2,338,800	0.6
1,300,000	(1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	1,239,615	0.3
600,000	(1)	Bausch Health Cos, Inc., 6.500%, 03/15/2022	625,500	0.2
900,000	(1)	Bausch Health Cos, Inc., 7.000%, 03/15/2024	953,100	0.2
			45,366,706	11.0

		Energy: 6.1%
1,000,000		HighPoint Operating Corp., 7.000%, 10/15/2022	1,000,000	0.2
2,000,000		HighPoint Operating Corp., 8.750%, 06/15/2025	2,110,000	0.5
2,000,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.625%, 01/15/2022	2,015,000	0.5
1,174,000	(1),(2)	Chesapeake Energy Corp., 8.000%, 12/15/2022	1,232,700	0.3
1,000,000	(2)	Chesapeake Energy Corp., 8.000%, 01/15/2025	1,034,500	0.2
8,800,000	(1),(2)	Chesapeake Energy Corp., 8.000%, 06/15/2027	8,993,600	2.2
1,500,000	(1)	Kinder Morgan, Inc./DE, 5.625%, 11/15/2023	1,602,168	0.4
679,506	(1),(3)	W&T Offshore, Inc., 8.500% (PIK Rate 10.000%, Cash Rate 8.500%), 06/15/2021	703,289	0.2
749,994	(1),(3)	W&T Offshore, Inc., 9.000% (PIK Rate 10.750%, Cash Rate 9.000%), 05/15/2020	757,494	0.2
1,339,000		Weatherford International Ltd., 4.500%, 04/15/2022	1,178,320	0.3
3,000,000	(2)	Weatherford International Ltd., 7.750%, 06/15/2021	2,988,750	0.7
1,600,000	(2)	Weatherford International Ltd., 8.250%, 06/15/2023	1,520,000	0.4
			25,135,821	6.1

		Financial: 5.4%
1,400,000	(4)	Bank of America Corp., 3.419%, 12/20/2028	1,314,703	0.3
2,000,000	(4)	Bank of America Corp., 6.100%, 12/31/2199	2,100,000	0.5
1,200,000		Capital One Financial Corp., 4.200%, 10/29/2025	1,173,778	0.3
1,500,000		Citigroup, Inc., 4.125%, 07/25/2028	1,450,016	0.3
3,700,000	(4)	Citigroup, Inc., 6.300%, 12/31/2199	3,783,250	0.9
1,000,000		Equinix, Inc., 5.375%, 05/15/2027	1,004,160	0.2
1,200,000	(4)	Goldman Sachs Group, Inc./The, 3.272%, 09/29/2025	1,147,094	0.3
2,000,000	(4)	HSBC Holdings PLC, 4.292%, 09/12/2026	1,979,426	0.5
1,500,000		Iron Mountain, Inc., 5.750%, 08/15/2024	1,488,000	0.4
2,000,000	(4)	JPMorgan Chase & Co., 5.150%, 12/31/2199	2,002,500	0.5
2,000,000	(2),(4)	JPMorgan Chase & Co., 5.000%, 12/31/2199	2,017,500	0.5
1,500,000	(4)	Morgan Stanley, 5.550%, 12/31/2199	1,541,625	0.4
1,300,000	(4)	Wells Fargo & Co., 5.900%, 12/31/2199	1,321,125	0.3
			22,323,177	5.4

		Industrial: 1.3%
1,500,000	(1)	BWAY Holding Co., 5.500%, 04/15/2024	1,478,385	0.3
1,700,000	(1)	BWAY Holding Co., 7.250%, 04/15/2025	1,661,580	0.4
1,250,000		United Technologies Corp., 3.950%, 08/16/2025	1,243,920	0.3
1,242,000	(1)	XPO Logistics, Inc., 6.500%, 06/15/2022	1,287,022	0.3
			5,670,907	1.3

		Technology: 0.8%
800,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	812,351	0.2
1,400,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	1,472,001	0.4
1,000,000	(1)	West Corp., 8.500%, 10/15/2025	922,500	0.2
			3,206,852	0.8

		Utilities: 2.3%
1,000,000		Calpine Corp., 5.375%, 01/15/2023	943,750	0.2

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
1,160,000		Calpine Corp., 5.500%, 02/01/2024	$1,039,650	0.3
6,000,000		Vistra Energy Corp., 7.375%, 11/01/2022	6,248,580	1.5
1,200,000	(1)	InterGen NV, 7.000%, 06/30/2023	1,191,000	0.3
			9,422,980	2.3

		Total Corporate Bonds/Notes
		(Cost $146,772,526)	149,677,510	36.2

CONVERTIBLE BONDS/NOTES: 1.3%
		Consumer, Non-cyclical: 0.8%
EUR 3,000,000	(1),(2)	Bayer Capital Corp. BV, 5.625%, 11/22/2019	3,220,048	0.8

		Energy: 0.5%
2,325,000		Weatherford International Ltd., 5.875%, 07/01/2021	2,195,321	0.5

		Total Convertible Bonds/Notes
		(Cost $5,529,615)	5,415,369	1.3

BANK LOANS: 4.3%
		Communications: 0.9%
1,485,057	(5)	iHeart Communications, Inc. Term Loan E, 9.802%, (US0003M + 7.500%), 07/30/2019	1,110,080	0.3
497,995		Internet Brands TL 2L, 9.665%, (US0003M + 7.750%), 09/15/2025	504,531	0.1
500,000		Securus Technologies Holdings, Inc. - TL 2L, 10.492%, (US0003M + 8.250%), 11/01/2025	502,500	0.1
560,000		Securus Technologies Holdings, Inc., 10.492%, (US0003M + 4.500%), 11/01/2024	562,684	0.2
875,269		West Corp. - TL 1L, 6.242%, (US0003M + 4.000%), 10/10/2024	873,750	0.2
			3,553,545	0.9

		Consumer, Cyclical: 2.1%
2,500,000		24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.594%, (US0001M + 3.500%), 05/24/2025	2,520,833	0.6
4,865,157		Belk, Inc. TL B 1L, 6.883%, (US0003M + 4.750%), 12/12/2022	4,271,783	1.0
1,795,500		Stars Group Holdings B.V. - TL B 1L, 5.886%, (US0003M + 3.500%), 07/10/2025	1,813,117	0.5
			8,605,733	2.1

		Consumer, Non-cyclical: 0.3%
997,269		Amneal Pharmaceuticals LLC, 5.750%, (US0003M + 3.500%), 05/04/2025	1,007,865	0.3

		Electronics/Electrical: 0.2%
795,990		MH Sub I, LLC 2017 1st Lien Term Loan, 5.915%, (US0001M + 3.750%), 09/13/2024	802,671	0.2

		Industrial: 0.2%
676,940		Cortes NP Acquisition Corp. - TL B 1L, 6.313%, (US0003M + 4.000%), 11/30/2023	680,959	0.2

		Retailers (Except Food & Drug): 0.3%
1,496,134		PetSmart, Inc., 5.120%, (US0001M + 3.000%), 03/11/2022	1,317,222	0.3

		Technology: 0.1%
470,523		Almonde, Inc. - Term Loan B 1st Lien, 5.886%, (US0001M + 3.500%), 06/13/2024	471,369	0.1

		Telecommunications: 0.0%
139,649		Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.594%, (US0001M + 4.500%), 11/01/2024	140,318	0.0

		Utilities: 0.2%
984,500		Talen Energy Supply LLC Term Loan B2, 6.076%, (US0003M + 4.000%), 04/13/2024	991,022	0.2

		Total Bank Loans
		(Cost $17,842,904)	17,570,704	4.3

U.S. TREASURY OBLIGATIONS: 6.7%
		U.S. Treasury Notes: 6.7%
2,500,000		1.000%, 06/30/2019	2,472,363	0.6
8,000,000		2.250%, 03/31/2020	7,941,094	1.9
5,000,000		2.500%, 05/31/2020	4,976,758	1.2
5,000,000		2.500%, 06/30/2020	4,975,098	1.2
2,500,000		2.750%, 04/30/2023	2,479,932	0.6
2,500,000		2.750%, 05/31/2023	2,479,980	0.6
2,500,000		2.875%, 05/31/2025	2,480,127	0.6

		Total U.S. Treasury Obligations
		(Cost $27,941,384)	27,805,352	6.7

Shares		Value	Percentage of Net Assets
COMMON STOCK: 39.2%
	Communication Services: 2.2%
40,000	BCE, Inc.	1,620,563	0.4

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Communication Services: (continued)
65,000		Comcast Corp. – Class A	$2,301,650	0.6
95,000		Verizon Communications, Inc.	5,072,050	1.2
			8,994,263	2.2

		Consumer Discretionary: 2.2%
40,000		Daimler AG	2,520,889	0.6
228,904		Ford Motor Co.	2,117,362	0.5
50,000		Target Corp.	4,410,500	1.1
			9,048,751	2.2

		Consumer Staples: 4.4%
42,000	(2)	Anheuser-Busch InBev NV ADR	3,677,940	0.9
50,000		Coca-Cola Co.	2,309,500	0.6
25,000		Nestle SA	2,080,916	0.5
40,000		PepsiCo, Inc.	4,472,000	1.1
27,000		Philip Morris International, Inc.	2,201,580	0.5
40,000		Procter & Gamble Co.	3,329,200	0.8
			18,071,136	4.4

		Energy: 5.4%
20,000		Anadarko Petroleum Corp.	1,348,200	0.3
60,000	(2)	Baker Hughes a GE Co.	2,029,800	0.5
50,000		BP PLC ADR	2,305,000	0.6
25,000		Chevron Corp.	3,057,000	0.8
34,500		Exxon Mobil Corp.	2,933,190	0.7
25,000		Occidental Petroleum Corp.	2,054,250	0.5
75,000		Royal Dutch Shell PLC - Class A ADR	5,110,500	1.2
16,000		Schlumberger Ltd.	974,720	0.2
30,000		TransCanada Corp.	1,213,800	0.3
45,000		Williams Cos., Inc.	1,223,550	0.3
			22,250,010	5.4

		Financials: 5.3%
100,000		Bank of America Corp.	2,946,000	0.7
45,000		JPMorgan Chase & Co.	5,077,800	1.2
72,908		Metlife, Inc.	3,406,262	0.8
35,000		US Bancorp	1,848,350	0.5
165,000		Wells Fargo & Co.	8,672,400	2.1
			21,950,812	5.3

		Health Care: 5.9%
65,000		AstraZeneca PLC	5,066,393	1.2
22,000		Eli Lilly & Co.	2,360,820	0.6
17,000		Johnson & Johnson	2,348,890	0.6
39,000		Medtronic PLC	3,836,430	0.9
60,600		Merck & Co., Inc.	4,298,964	1.0
151,300		Pfizer, Inc.	6,667,791	1.6
			24,579,288	5.9

		Industrials: 2.4%
10,000		3M Co.	2,107,100	0.5
30,323	(2),(6),(7)	CEVA Logistics AG	548,897	0.1
15,000		Cummins, Inc.	2,191,050	0.6
450,000		General Electric Co.	5,080,500	1.2
			9,927,547	2.4

		Information Technology: 1.8%
13,000		Analog Devices, Inc.	1,201,980	0.3
11,042		Apple, Inc.	2,492,621	0.6
21,000		Applied Materials, Inc.	811,650	0.2
5,000		Lam Research Corp.	758,500	0.2
20,400		Microsoft Corp.	2,333,148	0.5
			7,597,899	1.8

		Materials: 2.7%
60,000		BASF SE	5,323,987	1.3
29,700		DowDuPont, Inc.	1,910,007	0.4
80,000	(2)	Rio Tinto PLC ADR	4,081,600	1.0
			11,315,594	2.7

		Real Estate: 0.7%
130,000		Host Hotels & Resorts, Inc.	2,743,000	0.7

		Utilities: 6.2%
108,048		Dominion Energy, Inc.	7,593,614	1.8
42,965		Duke Energy Corp.	3,438,059	0.8
52,000		Sempra Energy	5,915,000	1.4
165,000		Southern Co.	7,194,000	1.8
32,500		Xcel Energy, Inc.	1,534,325	0.4
			25,674,998	6.2

	Total Common Stock
	(Cost $139,775,920)		162,153,298	39.2

PREFERRED STOCK: 0.2%
		Financials: 0.2%
50	(7),(8)	Fannie Mae	843,750	0.2

	Total Preferred Stock
	(Cost $4,100,000)		843,750	0.2

EQUITY-LINKED SECURITIES: 9.0%
		Basic Materials: 1.0%
62,000	(7)	UBS AG into DowDuPont, Inc., 6.500%	4,047,583	1.0

		Consumer Discretionary: 1.5%
105,000	(7),(9)	Merrill Lynch International into General Motors Co., 8.000%	3,606,582	0.9
30,000	(7)	Wells Fargo Bank, N.A. into Target Corp., 8.000%	2,558,634	0.6
			6,165,216	1.5

		Consumer, Cyclical: 0.4%
175,000	(7)	Wells Fargo Bank, N.A. into Ford Motor Co., 8.500%	1,703,678	0.4

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
EQUITY-LINKED SECURITIES: (continued)
		Energy: 0.7%
65,000	(1),(7)	UBS AG into Halliburton Co., 7.000%	$2,695,004	0.7

		Industrials: 1.2%
33,000	(7),(9)	Deutsche Bank AG into Union Pacific Corp., 6.500%	5,130,444	1.2

		Technology: 4.2%
36,000	(1),(7)	Citigroup Global Markets Holding, Inc. into Texas Instruments, Inc., 7.000%	3,927,492	0.9
650	(1),(7)	Royal Bank of Canada into Alphabet, Inc. - Class A., 6.000%	787,826	0.2
22,000	(1),(7)	Royal Bank of Canada into Apple, Inc., 6.500%	4,501,684	1.1
40,000	(7)	UBS AG into Microsoft Corp., 6.500%	4,459,840	1.1
75,000	(7)	Wells Fargo Bank, N.A. into Intel Corp., 8.000%	3,685,987	0.9
			17,362,829	4.2

	Total Equity-Linked Securities
	(Cost $38,721,983)		37,104,754	9.0

	Total Long-Term Investments
	(Cost $380,684,332)		400,570,737	96.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
	U.S. Government Agency Obligations: 1.9%
7,940,000	Federal Home Loan Bank Discount Notes, 2.000%, 10/01/2018
	(Cost $7,940,000)	7,940,000	1.9

	Securities Lending Collateral(10): 3.8%
3,757,717	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $3,758,418, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,832,871, due 10/25/18-08/20/68)	3,757,717	0.9

	Securities Lending Collateral(10) (continued)
790,174	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $790,320, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $805,978, due 05/23/19-09/09/49)	$790,174	0.2
3,757,717	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $3,758,418, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,832,871, due 09/30/18-08/20/68)	3,757,717	0.9
3,757,717	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $3,758,415, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,832,871, due 10/04/18-09/09/49)	3,757,717	0.9
3,757,717	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $3,758,492, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,833,407, due 04/15/20-02/15/48)	3,757,717	0.9
		15,821,042	3.8

VY® Franklin Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.6%
2,227,757	(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960%
		(Cost $2,227,757)	$2,227,757	0.6

	Total Short-Term Investments
	(Cost $25,988,799)		25,988,799	6.3

	Total Investments in Securities (Cost $406,673,131)		$426,559,536	103.2
	Liabilities in Excess of Other Assets		(13,265,210)	(3.2)
	Net Assets		$413,294,326	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2018.
(5)	Defaulted security
(6)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2018, the Portfolio held restricted securities with a fair value of $548,897 or 0.1% of net assets. Please refer to the table below for additional details.
(7)	Non-income producing security.
(8)	Preferred Stock may be called prior to convertible date.
(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2018.
(10)	Represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of September 30, 2018.

EUR	EU Euro

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Communication Services	$8,994,263	$–	$–	$8,994,263
Consumer Discretionary	6,527,862	2,520,889	–	9,048,751
Consumer Staples	15,990,220	2,080,916	–	18,071,136
Energy	22,250,010	–	–	22,250,010
Financials	21,950,812	–	–	21,950,812
Health Care	19,512,895	5,066,393	–	24,579,288
Industrials	9,378,650	548,897	–	9,927,547
Information Technology	7,597,899	–	–	7,597,899
Materials	5,991,607	5,323,987	–	11,315,594
Real Estate	2,743,000	–	–	2,743,000
Utilities	25,674,998	–	–	25,674,998
Total Common Stock	146,612,216	15,541,082	–	162,153,298
Preferred Stock	–	843,750	–	843,750
Equity-Linked Securities	–	37,104,754	–	37,104,754
Corporate Bonds/Notes	–	149,677,510	–	149,677,510
Convertible Bonds/Notes	–	5,415,369	–	5,415,369
U.S. Treasury Obligations	–	27,805,352	–	27,805,352
Bank Loans	–	17,570,704	–	17,570,704
Short-Term Investments	2,227,757	23,761,042	–	25,988,799
Total Investments, at fair value	$148,839,973	$277,719,563	$–	$426,559,536

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, VY® Franklin Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
CEVA Logistics AG	7/19/2013	$4,555,033	$548,897
		$4,555,033	$548,897

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $406,673,137.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$40,616,147
Gross Unrealized Depreciation	(20,738,256)

Net Unrealized Appreciation	$19,877,891

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.2%
		Communication Services: 2.5%
2,592		CBS Corp. - Class B	$148,910	0.0
24,456	(1)	Charter Communications, Inc.	7,969,721	1.5
140,927		Comcast Corp. – Class A	4,990,225	1.0
2,876		Verizon Communications, Inc.	153,550	0.0
			13,262,406	2.5

		Consumer Discretionary: 6.3%
174,230		Carnival Corp.	11,110,647	2.2
189,092	(1)	eBay, Inc.	6,243,818	1.2
297,871		General Motors Co.	10,029,316	1.9
1,604,106		Kingfisher PLC	5,423,876	1.0
			32,807,657	6.3

		Consumer Staples: 4.9%
236,470		Mondelez International, Inc.	10,158,751	2.0
135,007		Philip Morris International, Inc.	11,008,471	2.1
137,563	(1)	US Foods Holding Corp.	4,239,692	0.8
			25,406,914	4.9

		Energy: 16.9%
150,275		Anadarko Petroleum Corp.	10,130,038	1.9
182,881		Apache Corp.	8,717,937	1.7
1,198,920		BP PLC	9,189,465	1.8
241,963		Canadian Natural Resources Ltd.	7,905,268	1.5
299,664		Devon Energy Corp.	11,968,580	2.3
148,549		Occidental Petroleum Corp.	12,206,271	2.3
362,558	(2)	Royal Dutch Shell PLC - Class A	12,431,625	2.4
110,816		Schlumberger Ltd.	6,750,911	1.3
277,973		TechnipFMC PLC	8,686,656	1.7
			87,986,751	16.9

		Financials: 29.8%
235,879		American International Group, Inc.	12,558,198	2.4
34,234		Aon PLC	5,264,505	1.0
165,425		AXA Equitable Holdings, Inc.	3,548,366	0.7
684,394		Bank of America Corp.	20,162,247	3.9
353,188		Citigroup, Inc.	25,337,707	4.8
292,104		Citizens Financial Group, Inc.	11,266,451	2.2
214,075		Fifth Third Bancorp	5,976,974	1.1
199,020		First Horizon National Corp.	3,435,085	0.7
24,127		Goldman Sachs Group, Inc.	5,410,239	1.0
156,420		JPMorgan Chase & Co.	17,650,433	3.4
268,531		Morgan Stanley	12,505,489	2.4
36,008		Northern Trust Corp.	3,677,497	0.7
52,515		PNC Financial Services Group, Inc.	7,152,018	1.4
72,239		State Street Corp.	6,052,183	1.2
190,986		Wells Fargo & Co.	10,038,224	1.9
38,560		Willis Towers Watson PLC	5,434,646	1.0
			155,470,262	29.8

		Health Care: 17.4%
21,808		Anthem, Inc.	5,976,482	1.2
92,961		Bristol-Myers Squibb Co.	5,771,019	1.1
44,856	(1)	Celgene Corp.	4,014,163	0.8
177,565		CVS Health Corp.	13,977,917	2.7
110,418		Johnson & Johnson	15,256,455	2.9
54,178		McKesson Corp.	7,186,712	1.4
85,395		Medtronic PLC	8,400,306	1.6
127,134		Merck & Co., Inc.	9,018,886	1.7
106,513		Novartis AG	9,168,476	1.7
64,161		Sanofi	5,732,603	1.1
49,257		Zimmer Biomet Holdings, Inc.	6,475,818	1.2
			90,978,837	17.4

		Industrials: 5.6%
77,554		CSX Corp.	5,742,874	1.1
49,589		General Dynamics Corp.	10,151,860	1.9
63,824		Ingersoll-Rand PLC - Class A	6,529,195	1.3
187,519		Johnson Controls International plc	6,563,165	1.3
			28,987,094	5.6

		Information Technology: 9.8%
222,084		Cisco Systems, Inc.	10,804,387	2.1
88,862		Cognizant Technology Solutions Corp.	6,855,703	1.3
133,779		Intel Corp.	6,326,409	1.2
133,697		Juniper Networks, Inc.	4,006,899	0.8
256,872		Oracle Corp.	13,244,320	2.5
140,590		Qualcomm, Inc.	10,126,698	1.9
			51,364,416	9.8

		Materials: 2.5%
167,103		BHP Billiton Ltd.	4,162,695	0.8
144,173		Mosaic Co.	4,682,739	0.9
70,742		Nutrien Ltd.	4,081,814	0.8
			12,927,248	2.5

		Utilities: 0.5%
65,407		FirstEnergy Corp.	2,431,178	0.5

	Total Common Stock
	(Cost $391,410,068)		501,622,763	96.2

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
	Securities Lending Collateral(3): 2.1%
2,607,290	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $2,607,776, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $2,659,436, due 10/25/18-08/20/68)	$2,607,290	0.5
546,076	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $546,177, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $556,998, due 05/23/19-09/09/49)	546,076	0.1
2,607,290	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $2,607,776, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,659,436, due 09/30/18-08/20/68)	2,607,290	0.5
2,607,290	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $2,607,774, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,659,436, due 10/04/18-09/09/49)	2,607,290	0.5

2,607,290	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $2,607,828, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,659,808, due 04/15/20-02/15/48)	2,607,290	0.5
		10,975,236	2.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.4%
17,648,229	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960%
	(Cost $17,648,229)	17,648,229	3.4

	Total Short-Term Investments
	(Cost $28,623,465)	28,623,465	5.5

	Total Investments in Securities (Cost $420,033,533)	$530,246,228	101.7
	Liabilities in Excess of Other Assets	(8,672,924)	(1.7)
	Net Assets	$521,573,304	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2018.

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Communication Services	$13,262,406	$–	$–	$13,262,406
Consumer Discretionary	27,383,781	5,423,876	–	32,807,657
Consumer Staples	25,406,914	–	–	25,406,914
Energy	66,365,661	21,621,090	–	87,986,751
Financials	155,470,262	–	–	155,470,262
Health Care	76,077,758	14,901,079	–	90,978,837
Industrials	28,987,094	–	–	28,987,094
Information Technology	51,364,416	–	–	51,364,416
Materials	8,764,553	4,162,695	–	12,927,248
Utilities	2,431,178	–	–	2,431,178
Total Common Stock	455,514,023	46,108,740	–	501,622,763
Short-Term Investments	17,648,229	10,975,236	–	28,623,465
Total Investments, at fair value	$473,162,252	$57,083,976	$–	$530,246,228
Other Financial Instruments+
Forward Foreign Currency Contracts	–	323,740	–	323,740
Total Assets	$473,162,252	$57,407,716	$–	$530,569,968
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(11,789)	$–	$(11,789)
Total Liabilities	$–	$(11,789)	$–	$(11,789)

(1)	For the period ended September 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2018, securities valued at $6,703,048 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 3,219,026	CAD 4,164,132	State Street Bank and Trust Co.	10/26/18	$(6,598)
USD 10,047,650	GBP 7,626,936	State Street Bank and Trust Co.	10/26/18	95,748
CAD 154,115	USD 118,186	State Street Bank and Trust Co.	10/26/18	1,194
USD 1,550,067	AUD 2,136,830	State Street Bank and Trust Co.	10/26/18	5,188
USD 2,097,617	EUR 1,777,099	State Street Bank and Trust Co.	10/26/18	30,321
USD 3,220,432	CAD 4,164,132	The Bank of New York Mellon	10/26/18	(5,191)
USD 2,096,568	EUR 1,777,099	The Bank of New York Mellon	10/26/18	29,273
USD 1,549,768	AUD 2,136,830	The Bank of New York Mellon	10/26/18	4,889
CAD 392,620	USD 301,787	The Bank of New York Mellon	10/26/18	2,345
USD 3,395,553	CHF 3,267,286	The Bank of New York Mellon	10/26/18	58,996
USD 10,047,688	GBP 7,626,937	The Bank of New York Mellon	10/26/18	95,786
				$311,951

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
USD	-	United States Dollar

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$323,740
Total Asset Derivatives		$323,740

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$11,789
Total Liability Derivatives		$11,789

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2018:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$132,451	$191,289	$323,740
Total Assets	$132,451	$191,289	$323,740

Liabilities:
Forward foreign currency contracts	$6,598	$5,191	$11,789
Total Liabilities	$6,598	$5,191	$11,789

Net OTC derivative instruments by counterparty, at fair value	$125,853	$186,098	$311,951

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$125,853	$186,098	$311,951

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $423,613,549.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$120,543,598
Gross Unrealized Depreciation	(13,212,042)

Net Unrealized Appreciation	$107,331,556

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Argentina: 2.1%
29,360		MercadoLibre, Inc.	$9,996,199	2.1

		Australia: 0.5%
385,096		Oil Search Ltd.	2,515,420	0.5

		Brazil: 6.7%
753,045		Ambev SA ADR	3,441,416	0.7
1,150,280		B3 SA - Brasil Bolsa Balcao	6,664,905	1.4
246,087		Cielo SA	743,401	0.2
1,818,303		Kroton Educacional SA	5,096,678	1.1
832,737		Lojas Renner SA	6,383,860	1.4
55,100		Marcopolo SA	35,200	0.0
530,730		Petrobras Distribuidora SA	2,558,669	0.5
191,190		Raia Drogasil SA	3,429,874	0.7
265,410		Ultrapar Participacoes SA	2,450,666	0.5
232,276		Weg S.A.	1,133,040	0.2
			31,937,709	6.7

		China: 27.0%
147,932	(1)	Alibaba Group Holding Ltd. ADR	24,373,276	5.1
32,410	(1)	Baidu, Inc. ADR	7,411,519	1.6
757,200	(2)	Fuyao Glass Industry Group Co. Ltd. - H Shares	2,743,460	0.6
975,262		Hangzhou Robam Appliances Co. Ltd. - A Shares	3,319,663	0.7
745,380		Han's Laser Technology Industry Group Co. Ltd. - A Shares	4,588,381	1.0
290,800		Inner Mongolia Yili Industrial Group Co. Ltd. - A	1,086,456	0.2
1,276,484		Inner Mongolia Yili Industrial Group Co. Ltd. - A	4,769,063	1.0
167,970	(1)	JD.com, Inc. ADR	4,382,337	0.9
52,500		Kweichow Moutai Co. Ltd. - A Shares	5,571,604	1.2
169,877	(1)	Meituan Dianping- Class B	1,491,891	0.3
979,700	(3)	Midea Group Co. Ltd. - A Shares	5,738,149	1.2
66,640		New Oriental Education & Technology Group, Inc. ADR	4,932,027	1.1
2,080,000		Ping An Insurance Group Co-H	21,070,831	4.4
469,000		Shenzhou International Group Holdings Ltd.	6,017,800	1.3
646,900		Tencent Holdings Ltd.	26,413,463	5.5
126,780		Yum China Holdings, Inc.	4,451,246	0.9
			128,361,166	27.0

		Egypt: 0.8%
808,830		Commercial International Bank Egypt SAE REG GDR	3,688,265	0.8

		Hong Kong: 7.1%
2,830,200		AIA Group Ltd.	25,236,668	5.3
41,500		Jardine Matheson Holdings Ltd.	2,604,125	0.6
911,000		Techtronic Industries Co., Ltd.	5,810,987	1.2
			33,651,780	7.1

		India: 17.1%
177,470		Asian Paints Ltd.	3,168,376	0.6
194,610		HDFC Bank Ltd. ADR	18,312,801	3.9
138,860		HDFC Bank Ltd. - Foreign Premium	3,835,602	0.8
1,028,160	(2)	HDFC Standard Life Insurance Co. Ltd.	5,556,150	1.2
811,975		Housing Development Finance Corp.	19,654,630	4.1
268,348		IndusInd Bank Ltd.	6,260,061	1.3
1,239,820		ITC Ltd.	5,093,655	1.1
329,530		Kotak Mahindra Bank Ltd.	5,192,371	1.1
303,392		Tata Consultancy Services Ltd.	9,139,701	1.9
90,620		Ultratech Cement Ltd.	5,077,502	1.1
			81,290,849	17.1

		Indonesia: 1.8%
2,852,100		Astra International Tbk PT	1,405,222	0.3
3,328,900		Bank Central Asia Tbk PT	5,391,990	1.1
8,015,900		Bank Rakyat Indonesia	1,693,909	0.4
			8,491,121	1.8

		Macau: 1.2%
1,245,200		Sands China Ltd.	5,607,779	1.2

		Mexico: 3.5%
63,450		Fomento Economico Mexicano SAB de CV ADR	6,279,646	1.3
919,620		Grupo Financiero Banorte	6,652,675	1.4
766,610		Infraestructura Energetica Nova SAB de CV	3,809,700	0.8
			16,742,021	3.5

		Panama: 0.8%
49,130		Copa Holdings S.A.- Class A	3,922,539	0.8

		Peru: 1.2%
25,178		Credicorp Ltd.	5,616,708	1.2

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Portugal: 0.8%
264,420	Jeronimo Martins SGPS SA	$3,897,457	0.8

	Russia: 3.0%
6,297	Magnit PJSC GDR	89,329	0.0
4,626,196	(1) Sberbank of Russia PJSC	14,300,012	3.0
		14,389,341	3.0

	South Africa: 6.6%
669,428	(4) Bid Corp. Ltd.	13,953,222	2.9
263,252	Bidvest Group Ltd.	3,443,531	0.7
34,301	(4) Capitec Bank Holdings Ltd.	2,481,193	0.5
401,756	FirstRand Ltd.	1,927,159	0.4
168,460	Mr Price Group Ltd.	2,716,831	0.6
1,258,311	Sanlam Ltd.	7,029,743	1.5
		31,551,679	6.6

	South Korea: 6.6%
6,430	NAVER Corp.	4,150,306	0.9
11,770	NCSoft Corp.	4,695,921	1.0
536,290	Samsung Electronics Co., Ltd.	22,444,205	4.7
		31,290,432	6.6

	Spain: 0.6%
442,600	Prosegur Cia de Seguridad SA	2,747,409	0.6

	Taiwan: 7.3%
35,000	Largan Precision Co. Ltd.	4,158,044	0.8
563,000	President Chain Store Corp.	6,610,026	1.4
1,103,223	Taiwan Semiconductor Manufacturing Co., Ltd.	9,414,393	2.0
336,281	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,850,169	3.1
		35,032,632	7.3

	Turkey: 0.5%
216,750	Ford Otomotiv Sanayi A/S	2,360,521	0.5

	United States: 1.4%
48,300	(1) EPAM Systems, Inc.	6,650,910	1.4

	Total Common Stock
	(Cost $353,062,881)	459,741,937	96.6

PREFERRED STOCK: 1.4%
	Brazil: 1.4%
616,225	Itau Unibanco Holding S.A.	6,733,607	1.4

	Total Preferred Stock
	(Cost $5,968,167)	6,733,607	1.4

PARTICIPATORY NOTES: 1.2%
	China: 0.8%
962,828	(1) Fuyao Glass Industry Group Co. Ltd. 3/6/2019 (Issuer: UBS AG)	3,561,313	0.8

	Saudi Arabia: 0.4%
149,350	(1) Almarai Co., 07/11/19 (Issuer: Citigroup Global Markets)	1,933,482	0.4

	Total Participatory Notes
	(Cost $6,729,575)	5,494,795	1.2

	Total Long-Term Investments
	(Cost $365,760,623)	471,970,339	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
	Securities Lending Collateral(5): 2.9%
3,299,452	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $3,300,068, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,365,441, due 10/25/18-08/20/68)	3,299,452	0.7
693,762	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $693,890, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $707,637, due 05/23/19-09/09/49)	693,762	0.1
3,299,452	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $3,300,068, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,365,441, due 09/30/18-08/20/68)	3,299,452	0.7

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(5) (continued)
3,299,452	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $3,300,065, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $3,365,441, due 10/04/18-09/09/49)	$3,299,452	0.7
3,299,452	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $3,300,133, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,365,912, due 04/15/20-02/15/48)	3,299,452	0.7
		13,891,570	2.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
4,427,903	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960%
	(Cost $4,427,903)	4,427,903	0.9

	Total Short-Term Investments
	(Cost $18,319,473)	18,319,473	3.8

	Total Investments in Securities (Cost $384,080,096)	$490,289,812	103.0
	Liabilities in Excess of Other Assets	(14,149,139)	(3.0)
	Net Assets	$476,140,673	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Security, or a portion of the security, is on loan.
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2018.

Sector Diversification	Percentage of Net Assets
Financials	35.2%
Consumer Discretionary	21.8
Information Technology	14.1
Consumer Staples	11.7
Communication Services	9.0
Industrials	3.9
Materials	1.7
Energy	1.0
Utilities	0.8
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(3.0)
Net Assets	100.0%

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Argentina	$9,996,199	$–	$–	$9,996,199
Australia	–	2,515,420	–	2,515,420
Brazil	31,937,709	–	–	31,937,709
China	47,042,296	75,580,721	5,738,149	128,361,166
Egypt	3,688,265	–	–	3,688,265
Hong Kong	2,604,125	31,047,655	–	33,651,780
India	18,312,801	62,978,048	–	81,290,849
Indonesia	–	8,491,121	–	8,491,121
Macau	–	5,607,779	–	5,607,779
Mexico	16,742,021	–	–	16,742,021
Panama	3,922,539	–	–	3,922,539
Peru	5,616,708	–	–	5,616,708
Portugal	–	3,897,457	–	3,897,457
Russia	–	14,389,341	–	14,389,341
South Africa	–	31,551,679	–	31,551,679
South Korea	–	31,290,432	–	31,290,432
Spain	–	2,747,409	–	2,747,409
Taiwan	14,850,169	20,182,463	–	35,032,632
Turkey	–	2,360,521	–	2,360,521
United States	6,650,910	–	–	6,650,910
Total Common Stock	161,363,742	292,640,046	5,738,149	459,741,937
Preferred Stock	6,733,607	–	–	6,733,607
Participatory Notes	–	5,494,795	–	5,494,795
Short-Term Investments	4,427,903	13,891,570	–	18,319,473
Total Investments, at fair value	$172,525,252	$312,026,411	$5,738,149	$490,289,812

(1)	For the period ended September 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2018, securities valued at $35,182,444 were transferred from Level 1 to Level 2 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2018:

Investments, at fair value	Fair Value at September 30, 2018	Valuation Technique(s)	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input*
Common Stock
Midea Group Co. Ltd. - A Shares	$5,738,149	Recent Market Transaction	Last Traded Price	$5.86	Increase

* Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease in the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2018:

	Beginning Balance			Accrued Discounts/	Total Realized	Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2017	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)*	Level 3	Level 3	9/30/2018
Asset Table
Investments, at fair value
Common Stock	$-	$6,523,909	$-	$-	$-	$(785,760)	$-	$-	$5,738,149
Total Investments, at value	$-	$6,523,909	$-	$-	$-	$(785,760)	$-	$-	$5,738,149

* As of September 30, 2018, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $(785,760).

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $386,897,427.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$123,811,095
Gross Unrealized Depreciation	(20,019,546)

Net Unrealized Appreciation	$103,791,549

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Communication Services: 1.7%
153,913	(1)	Cinemark Holdings, Inc.	$6,187,303	0.7
151,909		EW Scripps Co.	2,506,498	0.3
155,500		Gannett Co., Inc.	1,556,555	0.2
56,200	(2)	Gray Television, Inc.	983,500	0.1
45,454	(2)	Liberty TripAdvisor Holdings, Inc.	674,992	0.1
45,300	(2)	MDC Partners, Inc.	187,995	0.0
3,900		Nexstar Media Group, Inc.	317,460	0.0
45,400	(1),(2)	Ooma, Inc.	753,640	0.1
36,100	(2)	QuinStreet, Inc.	489,877	0.1
35,000		Sinclair Broadcast Group, Inc.	992,250	0.1
			14,650,070	1.7

		Consumer Discretionary: 9.5%
30,900		Abercrombie & Fitch Co.	652,608	0.1
158,264		Acushnet Holdings Corp.	4,341,182	0.5
124,400	(2)	American Axle & Manufacturing Holdings, Inc.	2,169,536	0.3
2,400	(2)	America's Car-Mart, Inc.	187,680	0.0
3,400	(2)	Asbury Automotive Group, Inc.	233,750	0.0
46,141	(2)	Beazer Homes USA, Inc.	484,480	0.1
93,531		Brunswick Corp.	6,268,448	0.7
40,600		Caleres, Inc.	1,455,916	0.2
37,650		Carter's, Inc.	3,712,290	0.4
14,200	(1),(2)	Conn's, Inc.	501,970	0.1
25,175	(2)	Cooper-Standard Holdings, Inc.	3,020,496	0.4
24,700		Dana, Inc.	461,149	0.1
12,700	(2)	Deckers Outdoor Corp.	1,505,966	0.2
10,700		Dine Brands Global, Inc.	870,017	0.1
13,400	(2)	Etsy, Inc.	688,492	0.1
27,400	(2)	Express, Inc.	303,044	0.0
76,400	(2)	Fossil Group, Inc.	1,778,592	0.2
26,900	(1),(2)	Funko, Inc.	637,261	0.1
11,500	(2)	Grand Canyon Education, Inc.	1,297,200	0.2
10,100		Group 1 Automotive, Inc.	655,490	0.1
118,600	(2)	Groupon, Inc.	447,122	0.1
11,750	(2)	GrubHub, Inc.	1,628,785	0.2
5,000		Hamilton Beach Brands Holding Co.	109,700	0.0
20,800	(2)	Helen of Troy Ltd.	2,722,720	0.3
13,200		Hooker Furniture Corp.	446,160	0.1
1,732	(2)	Hudson Ltd.	39,074	0.0
31,300	(2)	K12, Inc.	554,010	0.1
48,500		KB Home	1,159,635	0.1
46,216		LCI Industries	3,826,685	0.5
37,900	(2)	Liberty Expedia Holdings, Inc.	1,782,816	0.2
23,000		Lifetime Brands, Inc.	250,700	0.0
22,895	(2)	Malibu Boats, Inc.	1,252,814	0.2
8,000	(2)	Modine Manufacturing Co.	119,200	0.0
35,650	(2)	Monarch Casino & Resort, Inc.	1,620,292	0.2
809,450		Office Depot, Inc.	2,598,335	0.3
18,080	(1)	Papa John's International, Inc.	927,142	0.1
36,000	(2)	Party City Holdco, Inc.	487,800	0.1
13,600	(2)	Perry Ellis International, Inc.	371,688	0.0
42,600	(2)	Pinnacle Entertainment, Inc.	1,435,194	0.2
63,420		Pool Corp.	10,583,530	1.3
14,100	(1),(2)	RH	1,847,241	0.2
30,100		Ruth's Hospitality Group, Inc.	949,655	0.1
47,150	(2)	ServiceMaster Global Holdings, Inc.	2,924,715	0.3
6,200	(2)	Shutterfly, Inc.	408,518	0.0
6,200		Signet Jewelers Ltd.	408,766	0.0
2,700	(2)	Stoneridge, Inc.	80,244	0.0
2,275		Strategic Education, Inc.	311,743	0.0
100,500	(1)	Tailored Brands, Inc.	2,531,595	0.3
126,000	(2)	Taylor Morrison Home Corp.	2,273,040	0.3
68,400		Tilly's, Inc.	1,296,180	0.2
7,500		Tower International, Inc.	226,875	0.0
18,000	(1),(2)	Turtle Beach Corp.	358,920	0.0
14,500	(2)	Weight Watchers International, Inc.	1,043,855	0.1
42,100	(2)	Zumiez, Inc.	1,109,335	0.1
			79,359,651	9.5

		Consumer Staples: 2.4%
134,510	(2)	BJ's Wholesale Club Holdings, Inc.	3,602,178	0.4
36,000	(2)	Central Garden & Pet Co. - A	1,193,040	0.1
51,200		Dean Foods Co.	363,520	0.1
35,300		Limoneira Co.	921,683	0.1
257,782	(2)	Performance Food Group Co.	8,584,141	1.0
41,200	(2)	Pilgrim's Pride Corp.	745,308	0.1
4,900		Sanderson Farms, Inc.	506,513	0.1
46,120		SpartanNash Co.	925,167	0.1
17,867	(1)	Spectrum Brands Holdings, Inc.	1,335,022	0.2
3,500	(2)	TreeHouse Foods, Inc.	167,475	0.0
15,700		Turning Point Brands, Inc.	650,922	0.1
15,800	(2)	US Foods Holding Corp.	486,956	0.1
2,200	(2)	USANA Health Sciences, Inc.	265,210	0.0
			19,747,135	2.4

		Energy: 4.3%
306,900	(2)	Abraxas Petroleum Corp.	715,077	0.1
10,800		Arch Coal, Inc.	965,520	0.1
48,379	(1)	Core Laboratories NV	5,603,740	0.7
89,600		Delek US Holdings, Inc.	3,801,728	0.5
419,200	(2)	Denbury Resources, Inc.	2,599,040	0.3
51,700	(2)	EP Energy Corp.	120,978	0.0
37,800	(2)	Exterran Corp.	1,002,834	0.1
28,600	(2)	FTS International, Inc.	337,194	0.0
3,900	(1)	Mammoth Energy Services, Inc.	113,490	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
37,800	(2)	Matrix Service Co.	$931,770	0.1
39,500	(2)	McDermott International, Inc.	727,985	0.1
2,500		Nacco Industries, Inc.	81,875	0.0
41,600	(2)	Oil States International, Inc.	1,381,120	0.2
318,674		Patterson-UTI Energy, Inc.	5,452,512	0.6
66,200		Peabody Energy Corp.	2,359,368	0.3
74,500	(1),(2)	Renewable Energy Group, Inc.	2,145,600	0.3
800	(2)	REX American Resources Corp.	60,440	0.0
31,400	(2)	RigNet, Inc.	638,990	0.1
467,034	(1),(2)	SRC Energy, Inc.	4,151,932	0.5
305,800	(2)	W&T Offshore, Inc.	2,947,912	0.3
			36,139,105	4.3

		Financials: 16.5%
60,200		American Equity Investment Life Holding Co.	2,128,672	0.3
151,539		Associated Banc-Corp.	3,940,014	0.5
70,600	(2)	Bancorp, Inc.	677,054	0.1
86,200		Bank of NT Butterfield & Son Ltd.	4,470,332	0.5
6,200		BankFinancial Corp.	98,828	0.0
110,875		BankUnited, Inc.	3,924,975	0.5
122,950		BGC Partners, Inc.	1,453,269	0.2
80,700	(2)	Blucora, Inc.	3,248,175	0.4
63,400		BrightSphere Investment Group PLC	786,160	0.1
17,400		OceanFirst Financial Corp.	473,628	0.1
122,653		Cadence BanCorp	3,203,696	0.4
11,900		Cathay General Bancorp.	493,136	0.1
4,400		Central Valley Community Bancorp	95,084	0.0
78,200		CNO Financial Group, Inc.	1,659,404	0.2
45,121		Commerce Bancshares, Inc.	2,978,889	0.4
2,347		Community Trust Bancorp, Inc.	108,784	0.0
5,680	(2)	Customers Bancorp, Inc.	133,650	0.0
49,422		East West Bancorp, Inc.	2,983,606	0.4
60,159		Eaton Vance Corp.	3,161,957	0.4
17,200	(2)	Enova International, Inc.	495,360	0.1
2,600		Enterprise Financial Services Corp.	137,930	0.0
12,900		Factset Research Systems, Inc.	2,885,859	0.3
15,800		FedNat Holding Co.	402,584	0.1
21,003		Fidelity Southern Corp.	520,454	0.1
26,900		Financial Institutions, Inc.	844,660	0.1
16,700		First American Financial Corp.	861,553	0.1
528,100	(2)	First BanCorp. Puerto Rico	4,805,710	0.6
7,000		First Business Financial Services, Inc.	162,260	0.0
8,300		First Community Bancshares, Inc.	281,204	0.0
118,674		First Financial Bancorp.	3,524,618	0.4
133,201		First Hawaiian, Inc.	3,617,739	0.4
257,011		First Horizon National Corp.	4,436,010	0.5
38,000		First Interstate Bancsystem, Inc.	1,702,400	0.2
52,900		First Merchants Corp.	2,379,971	0.3
43,000		FirstCash, Inc.	3,526,000	0.4
27,552	(2)	Focus Financial Partners, Inc.	1,307,618	0.2
75,200		Fulton Financial Corp.	1,252,080	0.2
81,651		Great Western Bancorp, Inc.	3,444,856	0.4
44,200	(2)	Green Dot Corp.	3,925,844	0.5
56,300		Hancock Whitney Corp.	2,677,065	0.3
49,650		Hanmi Financial Corp.	1,236,285	0.2
9,000		HCI Group, Inc.	393,750	0.0
5,400	(1)	Heritage Insurance Holdings, Inc.	80,028	0.0
19,900		Hilltop Holdings, Inc.	401,383	0.1
13,700	(2)	HomeStreet, Inc.	363,050	0.0
12,100		Houlihan Lokey, Inc.	543,653	0.1
57,858		Iberiabank Corp.	4,706,748	0.6
2,400	(2)	Intl. FCStone, Inc.	115,968	0.0
7,500		Invesco Mortgage Capital, Inc.	118,650	0.0
54,000		Investment Technology Group, Inc.	1,169,640	0.1
48,070		Kinsale Capital Group, Inc.	3,069,750	0.4
68,324		Lazard Ltd.	3,288,434	0.4
4,200		Marlin Business Services Corp.	121,170	0.0
10,900		Meta Financial Group, Inc.	900,885	0.1
59,500	(2)	MGIC Investment Corp.	791,945	0.1
44,659		Moelis & Co.	2,447,313	0.3
21,519		Morningstar, Inc.	2,709,242	0.3
8,000		National General Holdings Corp.	214,720	0.0
4,513		NBT Bancorp., Inc.	173,209	0.0
5,800		Northeast Bancorp	125,860	0.0
7,200	(2)	Pacific Mercantile Bancorp	67,320	0.0
35,925		PacWest Bancorp	1,711,826	0.2
12,900		PennyMac Financial Services, Inc.	269,610	0.0
80,600		Popular, Inc.	4,130,750	0.5
15,400		Preferred Bank/Los Angeles CA	900,900	0.1
3,612		Premier Financial Bancorp, Inc.	66,786	0.0
62,599		ProAssurance Corp.	2,939,023	0.4
9,700		Pzena Investment Management, Inc.	92,538	0.0
12,700		Radian Group, Inc.	262,509	0.0
89,200		Redwood Trust, Inc.	1,448,608	0.2
33,391		RLI Corp.	2,623,865	0.3
5,500		Selective Insurance Group	349,250	0.0
9,100		Shore Bancshares, Inc.	162,162	0.0
4,200		Sierra Bancorp.	121,380	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
23,600		Stewart Information Services Corp.	$1,062,236	0.1
2,700		Stifel Financial Corp.	138,402	0.0
139,300		TCF Financial Corp.	3,316,733	0.4
2,915		TowneBank/Portsmouth VA	89,928	0.0
6,300		Trico Bancshares	243,306	0.0
10,400	(2)	Tristate Capital Holdings, Inc.	287,040	0.0
8,800	(2)	Triumph Bancorp, Inc.	336,160	0.0
26,100		United Community Banks, Inc./GA	727,929	0.1
6,100		United Fire Group, Inc.	309,697	0.0
41,800		Universal Insurance Holdings, Inc.	2,029,390	0.2
13,000		Walker & Dunlop, Inc.	687,440	0.1
68,705	(2)	Western Alliance Bancorp.	3,908,628	0.5
87,293		Wintrust Financial Corp.	7,414,667	0.9
			137,880,854	16.5

		Health Care: 14.9%
36,000	(1),(2)	Aclaris Therapeutics, Inc.	522,720	0.1
13,800	(2)	Acorda Therapeutics, Inc.	271,170	0.0
33,000	(2)	Addus HomeCare Corp.	2,314,950	0.3
89,900	(1),(2)	Aduro Biotech, Inc.	660,765	0.1
50,200	(2)	Akebia Therapeutics, Inc.	443,266	0.1
37,800	(2)	Allena Pharmaceuticals, Inc.	405,972	0.0
48,800	(1),(2)	AMAG Pharmaceuticals, Inc.	976,000	0.1
19,500	(2)	American Renal Associates Holdings, Inc.	422,175	0.1
84,700	(1),(2)	Amicus Therapeutics, Inc.	1,024,023	0.1
9,300	(2)	AnaptysBio, Inc.	927,861	0.1
1,300	(2)	Aptinyx, Inc.	37,648	0.0
54,700	(1),(2)	Arrowhead Pharmaceuticals, Inc.	1,048,599	0.1
1,000	(2)	Arvinas, Inc.	16,870	0.0
15,500	(2)	Assembly Biosciences, Inc.	575,670	0.1
21,700	(2)	Audentes Therapeutics, Inc.	859,103	0.1
139,300	(1),(2)	Bellicum Pharmaceuticals, Inc.	858,088	0.1
5,700	(1),(2)	Bluebird Bio, Inc.	832,200	0.1
12,300	(2)	Blueprint Medicines Corp.	960,138	0.1
15,200	(2)	Cambrex Corp.	1,039,680	0.1
24,700	(2)	Cara Therapeutics, Inc.	591,565	0.1
152,614	(2)	Catalent, Inc.	6,951,568	0.8
177,600	(2)	Catalyst Pharmaceuticals, Inc.	671,328	0.1
54,500	(2)	Coherus Biosciences, Inc.	899,250	0.1
28,000	(2)	Concert Pharmaceuticals, Inc.	415,520	0.0
4,700		Conmed Corp.	372,334	0.0
72,200	(2)	Cross Country Healthcare, Inc.	630,306	0.1
66,600	(2)	Dermira, Inc.	725,940	0.1
11,200	(2)	Diplomat Pharmacy, Inc.	217,392	0.0
49,055	(1),(2)	Dynavax Technologies Corp.	608,282	0.1
117,081		Encompass Health Corp.	9,126,464	1.1
125,900	(2)	Endo International PLC	2,118,897	0.3
3,323	(2)	Envision Healthcare Corp.	151,961	0.0
12,900	(1),(2)	Esperion Therapeutics, Inc.	572,373	0.1
18,100	(2)	FibroGen, Inc.	1,099,575	0.1
20,600	(2)	Forty Seven, Inc.	307,352	0.0
8,100	(2)	Globus Medical, Inc.	459,756	0.1
12,700	(2)	Gritstone Oncology, Inc.	190,500	0.0
48,900	(2)	Haemonetics Corp.	5,602,962	0.7
51,435	(2)	HealthEquity, Inc.	4,855,978	0.6
36,900	(2)	Heron Therapeutics, Inc.	1,167,885	0.1
32,800	(1),(2)	Homology Medicines, Inc.	749,808	0.1
92,800	(2)	Horizon Pharma PLC	1,817,024	0.2
18,801	(2)	ICU Medical, Inc.	5,315,983	0.6
9,000	(2)	Inogen, Inc.	2,197,080	0.3
38,600	(2)	Insmed, Inc.	780,492	0.1
59,900	(2)	Integer Holdings Corp.	4,968,705	0.6
34,400	(2)	Jounce Therapeutics, Inc.	223,600	0.0
71,700	(1),(2)	Lannett Co., Inc.	340,575	0.0
72,300	(2)	Lantheus Holdings, Inc.	1,080,885	0.1
10,200	(2)	Loxo Oncology, Inc.	1,742,466	0.2
16,859	(2)	Magellan Health, Inc.	1,214,691	0.1
46,600	(2)	Mallinckrodt PLC - W/I	1,365,846	0.2
4,600	(2)	Masimo Corp.	572,884	0.1
4,300	(1),(2)	Medicines Co.	128,613	0.0
47,450	(2)	Medidata Solutions, Inc.	3,478,560	0.4
80,700	(2)	Menlo Therapeutics, Inc.	794,895	0.1
28,900	(1),(2)	Mersana Therapeutics, Inc.	289,000	0.0
59,142	(2)	Molina Healthcare, Inc.	8,794,415	1.1
36,250		Owens & Minor, Inc.	598,850	0.1
14,700		Phibro Animal Health Corp.	630,630	0.1
82,394	(2)	Premier, Inc.	3,771,997	0.5
89,887	(2)	Prestige Brands Holdings, Inc.	3,405,818	0.4
1,500	(2)	Principia Biopharma, Inc.	43,830	0.0
45,600	(2)	Ra Pharmaceuticals, Inc.	824,904	0.1
4,200	(1),(2)	Radius Health, Inc.	74,760	0.0
44,800	(2)	RadNet, Inc.	674,240	0.1
8,200	(2)	Revance Therapeutics, Inc.	203,770	0.0
21,800	(2)	Rhythm Pharmaceuticals, Inc.	635,906	0.1
8,100	(2)	Sage Therapeutics, Inc.	1,144,125	0.1
8,200	(2)	Sarepta Therapeutics, Inc.	1,324,382	0.2
59,600	(1),(2)	Selecta Biosciences, Inc.	926,780	0.1
14,300	(2)	Spark Therapeutics, Inc.	780,065	0.1
10,200	(2)	Sutro Biopharma, Inc.	153,000	0.0
54,072	(2)	Syneos Health, Inc.	2,787,412	0.3
76,300	(1),(2)	Synergy Pharmaceuticals, Inc.	129,710	0.0
77,500	(2)	Syros Pharmaceuticals, Inc.	923,025	0.1

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
134,600	(2)	Tenet Healthcare Corp.	$3,830,716	0.5
5,100	(1),(2)	Tesaro, Inc.	198,951	0.0
144,300	(1),(2)	TherapeuticsMD, Inc.	946,608	0.1
80,067	(2)	Tivity Health, Inc.	2,574,154	0.3
25,200	(2)	Triple-S Management Corp.	476,028	0.1
21,900	(2)	WaVe Life Sciences Ltd.	1,095,000	0.1
5,400	(2)	WellCare Health Plans, Inc.	1,730,646	0.2
55,300		West Pharmaceutical Services, Inc.	6,827,891	0.8
16,200	(2)	Xencor, Inc.	631,314	0.1
3,000	(2)	Y-mAbs Therapeutics, Inc.	79,680	0.0
			125,213,800	14.9

		Industrials: 18.2%
24,000		AAR Corp.	1,149,360	0.1
20,700		ABM Industries, Inc.	667,575	0.1
22,000	(2)	Acacia Research Corp.	70,400	0.0
231,900		ACCO Brands Corp.	2,620,470	0.3
115,517	(2)	Advanced Disposal Services, Inc.	3,128,200	0.4
10,279		Allison Transmission Holdings, Inc.	534,611	0.1
79,199	(1)	Altra Industrial Motion Corp.	3,270,919	0.4
65,885		Applied Industrial Technologies, Inc.	5,155,501	0.6
77,600		ArcBest Corp.	3,767,480	0.5
30,700	(2)	Atkore International Group, Inc.	814,471	0.1
6,625	(2)	Atlas Air Worldwide Holdings, Inc.	422,344	0.1
29,800	(2)	Avis Budget Group, Inc.	957,772	0.1
8,300		Barnes Group, Inc.	589,549	0.1
37,300		Barrett Business Services, Inc.	2,490,894	0.3
2,800	(1),(2)	Bloom Energy Corp.	95,424	0.0
138,077		Brady Corp.	6,040,869	0.7
165,070	(2)	BrightView Holdings, Inc.	2,649,373	0.3
28,600		Columbus McKinnon Corp.	1,130,844	0.1
2,500		Comfort Systems USA, Inc.	141,000	0.0
93,100		Costamare, Inc.	604,219	0.1
6,500	(2)	Covenant Transportation Group, Inc.	188,890	0.0
7,100		CRA International, Inc.	356,562	0.0
65,622		Douglas Dynamics, Inc.	2,880,806	0.3
34,600		EMCOR Group, Inc.	2,598,806	0.3
8,600		EnerSys	749,318	0.1
19,100	(2)	Engility Holdings, Inc.	687,409	0.1
76,700		Essendant, Inc.	983,294	0.1
145,988	(2)	Evoqua Water Technologies Corp.	2,595,667	0.3
23,400		Federal Signal Corp.	626,652	0.1
148,748	(1),(2)	Gates Industrial Corp. PLC	2,900,586	0.3
63,412	(2)	Generac Holdings, Inc.	3,577,071	0.4
74,900		Global Brass & Copper Holdings, Inc.	2,763,810	0.3
17,400	(2)	GMS, Inc.	403,680	0.1
7,800		Greenbrier Cos., Inc.	468,780	0.1
14,700		Hawaiian Holdings, Inc.	589,470	0.1
224,224	(1),(2)	HC2 Holdings, Inc.	1,372,251	0.2
16,788		Heico Corp. - Class A	1,267,494	0.2
17,600		Heidrick & Struggles International, Inc.	595,760	0.1
83,156		Herman Miller, Inc.	3,193,190	0.4
2,600		Hurco Cos, Inc.	117,260	0.0
5,800		Hyster-Yale Materials Handling, Inc. - A shares	356,874	0.0
13,100		ICF International, Inc.	988,395	0.1
31,900		Insperity, Inc.	3,762,605	0.5
3,200		Insteel Industries, Inc.	114,816	0.0
83,578	(2)	JELD-WEN Holding, Inc.	2,061,033	0.2
11,000		Kadant, Inc.	1,186,350	0.1
87,883		KAR Auction Services, Inc.	5,245,736	0.6
164,100		KBR, Inc.	3,467,433	0.4
2,700		Kelly Services, Inc.	64,881	0.0
4,200		Kforce, Inc.	157,920	0.0
17,800		Kimball International, Inc.	298,150	0.0
117,489		Knight-Swift Transportation Holdings, Inc.	4,051,021	0.5
7,500		Knoll, Inc.	175,875	0.0
8,500		Korn/Ferry International	418,540	0.1
33,397		Landstar System, Inc.	4,074,434	0.5
40,068		Lincoln Electric Holdings, Inc.	3,743,954	0.5
77,100		LSC Communications, Inc.	852,726	0.1
8,300	(2)	Masonite International Corp.	532,030	0.1
47,500	(2)	Mastec, Inc.	2,120,875	0.3
139,900	(2)	Meritor, Inc.	2,708,464	0.3
52,800	(2)	Milacron Holdings Corp.	1,069,200	0.1
4,800		Moog, Inc.	412,656	0.1
100,100	(2)	MRC Global, Inc.	1,878,877	0.2
20,470		MSA Safety, Inc.	2,178,827	0.3
44,500	(2)	NOW, Inc.	736,475	0.1
5,600		Park-Ohio Holdings Corp.	214,760	0.0
16,147	(2)	Proto Labs, Inc.	2,611,777	0.3
167,900		Quad/Graphics, Inc.	3,499,036	0.4
42,752	(2)	RBC Bearings, Inc.	6,428,191	0.8
5,100		Regal Beloit Corp.	420,495	0.1
14,700		Schneider National, Inc.	367,206	0.0
45,300		Skywest, Inc.	2,668,170	0.3
6,800	(2)	SPX FLOW, Inc.	353,600	0.0
1,900		Standex International Corp.	198,075	0.0
44,300		Steelcase, Inc.	819,550	0.1
25,200	(2)	Sterling Construction Co., Inc.	360,864	0.0
19,500	(2)	Titan Machinery, Inc.	301,957	0.0
147,409		Toro Co.	8,840,118	1.1
14,200	(2)	Trimas Corp.	431,680	0.1
24,100	(2)	TriNet Group, Inc.	1,357,312	0.2
72,000	(2)	TrueBlue, Inc.	1,875,600	0.2
19,200	(1),(2)	Tutor Perini Corp.	360,960	0.0

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
54,600		Universal Forest Products, Inc.	$1,929,018	0.2
3,900		Universal Logistics Holdings, Inc.	143,520	0.0
43,693		US Ecology, Inc.	3,222,359	0.4
87,043	(2)	USG Corp.	3,769,832	0.5
57,700	(2)	Vectrus, Inc.	1,799,663	0.2
4,400	(2)	Veritiv Corp.	160,160	0.0
2,200		VSE Corp.	72,886	0.0
123,200		Wabash National Corp.	2,245,936	0.3
4,900	(2)	YRC Worldwide, Inc.	44,002	0.0
			152,372,905	18.2

		Information Technology: 13.1%
19,200	(2)	Advanced Energy Industries, Inc.	991,680	0.1
41,500	(2)	Alpha & Omega Co.	482,645	0.1
15,200	(2)	Altair Engineering, Inc.	660,440	0.1
26,300	(2)	Apptio, Inc.	972,048	0.1
35,808	(2)	Aspen Technology, Inc.	4,078,889	0.5
35,143		Benchmark Electronics, Inc.	822,346	0.1
39,242		Blackbaud, Inc.	3,982,278	0.5
49,909		Cabot Microelectronics Corp.	5,149,112	0.6
8,400	(2)	CACI International, Inc.	1,546,860	0.2
5,700	(1),(2)	Carbon Black, Inc.	120,726	0.0
58,000	(2)	Ciena Corp.	1,811,920	0.2
251,885	(2)	Cision Ltd.	4,231,668	0.5
44,300		Cohu, Inc.	1,111,930	0.1
45,900	(2)	Commvault Systems, Inc.	3,213,000	0.4
68,200	(2)	CoreLogic, Inc.	3,369,762	0.4
57,780	(2)	Cornerstone OnDemand, Inc.	3,279,015	0.4
9,800	(2)	Coupa Software, Inc.	775,180	0.1
93,631		Cypress Semiconductor Corp.	1,356,713	0.2
42,300	(2)	Fabrinet	1,956,798	0.2
45,875	(2)	Guidewire Software, Inc.	4,633,834	0.6
30,800	(1),(2)	Ichor Holdings Ltd.	628,936	0.1
147,600	(2)	Immersion Corp.	1,560,132	0.2
25,400	(2)	Imperva, Inc.	1,179,830	0.1
56,400	(2)	Insight Enterprises, Inc.	3,050,676	0.4
75,194	(2)	Instructure, Inc.	2,661,868	0.3
136,800	(2)	Kemet Corp.	2,537,640	0.3
38,975	(2)	Kimball Electronics, Inc.	765,859	0.1
355,400	(2)	Limelight Networks, Inc.	1,784,108	0.2
3,700		Littelfuse, Inc.	732,193	0.1
62,835	(2)	Manhattan Associates, Inc.	3,430,791	0.4
32,900		Methode Electronics, Inc.	1,190,980	0.1
19,566	(2)	MicroStrategy, Inc.	2,751,371	0.3
10,400	(2)	New Relic, Inc.	979,992	0.1
5,600		Pegasystems, Inc.	350,560	0.0
22,300		Perspecta, Inc.	573,556	0.1
13,200		Plantronics, Inc.	795,960	0.1
84,740	(2)	Q2 Holdings, Inc.	5,131,007	0.6
3,900		QAD, Inc.	220,935	0.0
5,900	(2)	Qualys, Inc.	525,690	0.1
12,800	(2)	RingCentral, Inc.	1,191,040	0.1
10,100	(2)	Rudolph Technologies, Inc.	246,945	0.0
115,223	(2)	SailPoint Technologies Holding, Inc.	3,919,886	0.5
86,000	(2)	Sanmina Corp.	2,373,600	0.3
18,615	(2)	ServiceSource International, Inc.	53,053	0.0
63,300	(2)	SMART Global Holdings, Inc.	1,819,242	0.2
39,800	(2)	SPS Commerce, Inc.	3,949,752	0.5
31,900	(2)	SVMK, Inc.	511,357	0.1
3,000	(2)	Synchronoss Technologies, Inc.	19,800	0.0
34,134	(2)	Tableau Software, Inc.	3,814,133	0.5
50,000	(2)	Tech Data Corp.	3,578,500	0.4
25,100		TiVo Corp.	312,495	0.0
210,400		Travelport Worldwide Ltd.	3,549,448	0.4
16,849	(2)	Tyler Technologies, Inc.	4,129,016	0.5
80,900	(2)	Ultra Clean Holdings, Inc.	1,015,295	0.1
117,520	(1),(2)	Unisys Corp.	2,397,408	0.3
18,800	(2)	Virtusa Corp.	1,009,748	0.1
13,800	(2)	Vishay Precision Group, Inc.	516,120	0.1
			109,805,766	13.1

		Materials: 5.7%
57,700	(1),(2)	AK Steel Holding Corp.	282,730	0.0
93,859		Aptargroup, Inc.	10,112,369	1.2
4,316	(2)	Berry Plastics Group, Inc.	208,851	0.0
19,600		Boise Cascade Co.	721,280	0.1
13,700		Chemours Co.	540,328	0.1
78,400	(2)	Cleveland-Cliffs, Inc.	992,544	0.1
27,700		Commercial Metals Co.	568,404	0.1
44,345	(1),(2)	Crown Holdings, Inc.	2,128,560	0.3
26,800		FutureFuel Corp.	496,872	0.1
131,295	(2)	GCP Applied Technologies, Inc.	3,485,882	0.4
32,800		Graphic Packaging Holding Co.	459,528	0.1
42,900		Louisiana-Pacific Corp.	1,136,421	0.1
21,200	(2)	Omnova Solutions, Inc.	208,820	0.0
222,147	(2)	PQ Group Holdings, Inc.	3,880,908	0.5
25,314		Quaker Chemical Corp.	5,118,744	0.6
30,100	(2)	Ramaco Resources, Inc.	224,546	0.0
24,600		Rayonier Advanced Materials, Inc.	453,378	0.1
20,500	(2)	Ryerson Holding Corp.	231,650	0.0
45,700		Schweitzer-Mauduit International, Inc.	1,750,767	0.2
63,000		Trinseo SA	4,932,900	0.6
207,281		Valvoline, Inc.	4,458,615	0.5
115,500	(2)	Verso Corp.	3,888,885	0.5
43,300		Warrior Met Coal, Inc.	1,170,832	0.1
6,250		Worthington Industries, Inc.	271,000	0.0
			47,724,814	5.7

		Real Estate: 7.1%
17,500		American Assets Trust, Inc.	652,575	0.1
89,100	(1)	Americold Realty Trust	2,229,282	0.3
117,700		Armada Hoffler Properties, Inc.	1,778,447	0.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
219,000		Ashford Hospitality Trust, Inc.	$1,399,410	0.2
39,000		Braemar Hotels & Resorts, Inc.	459,030	0.1
13,400		Chatham Lodging Trust	279,926	0.0
15,600		Chesapeake Lodging Trust	500,292	0.1
21,000		CoreCivic, Inc.	510,930	0.1
1,400	(1)	CorEnergy Infrastructure Trust, Inc.	52,612	0.0
8,500		Coresite Realty Corp.	944,690	0.1
41,921		Cousins Properties, Inc.	372,678	0.0
103,925		CubeSmart	2,964,980	0.4
205,136	(1),(2)	Cushman & Wakefield PLC	3,485,261	0.4
3,800		CyrusOne, Inc.	240,920	0.0
51,700		DiamondRock Hospitality Co.	603,339	0.1
53,072		EastGroup Properties, Inc.	5,074,745	0.6
63,975		First Industrial Realty Trust, Inc.	2,008,815	0.2
4,700		Franklin Street Properties Corp.	37,553	0.0
116,850		Geo Group, Inc./The	2,939,946	0.3
38,200		Getty Realty Corp.	1,090,992	0.1
70,207		HFF, Inc.	2,982,393	0.4
10,600		Highwoods Properties, Inc.	500,956	0.1
8,100		Hudson Pacific Properties, Inc.	265,032	0.0
14,100	(2)	InfraREIT, Inc.	298,215	0.0
12,400		LaSalle Hotel Properties	428,916	0.0
141,981		National Retail Properties, Inc.	6,363,588	0.8
10,400		New Senior Investment Group, Inc.	61,360	0.0
32,263		NexPoint Residential Trust, Inc.	1,071,132	0.1
159,911		Outfront Media, Inc.	3,190,224	0.4
32,100		Preferred Apartment Communities, Inc.	564,318	0.1
2,600		PS Business Parks, Inc.	330,434	0.0
34,400		Ramco-Gershenson Properties	467,840	0.1
105,675	(1)	Realogy Holdings Corp.	2,181,132	0.3
40,600		Retail Opportunity Investments Corp.	758,002	0.1
33,000		Rexford Industrial Realty, Inc.	1,054,680	0.1
214,351		RLJ Lodging Trust	4,722,152	0.6
3,900		Sun Communities, Inc.	396,006	0.0
66,203		Sunstone Hotel Investors, Inc.	1,083,081	0.1
34,900		Tier REIT, Inc.	841,090	0.1
203,584	(1),(2)	Willscot Corp.	3,491,466	0.4
45,900		Xenia Hotels & Resorts, Inc.	1,087,830	0.1
			59,766,270	7.1

		Utilities: 2.4%
68,500	(2)	Atlantic Power Corp.	150,700	0.0
6,600		Clearway Energy, Inc.-Class A	125,664	0.0
101,000		Clearway Energy, Inc.-Class C	1,944,250	0.2
3,500		Consolidated Water Co., Ltd.	48,475	0.0
8,400		Idacorp, Inc.	833,532	0.1
5,100		MGE Energy, Inc.	325,635	0.0
19,800		New Jersey Resources Corp.	912,780	0.1
82,559		NorthWestern Corp.	4,842,911	0.6
11,800		PNM Resources, Inc.	465,510	0.1
171,204		Portland General Electric Co.	7,808,614	0.9
18,600		Southwest Gas Holdings, Inc.	1,469,958	0.2
105,700	(1)	Spark Energy, Inc.	872,025	0.1
13,944	(2)	Vistra Energy Corp.	346,927	0.1
			20,146,981	2.4

	Total Common Stock
	(Cost $606,016,751)		802,807,351	95.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.4%
	Securities Lending Collateral(3): 5.4%
10,819,896	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $10,821,915, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $11,036,294, due 10/25/18-08/20/68)	10,819,896	1.3
2,274,997	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $2,275,418, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $2,320,497, due 05/23/19-09/09/49)	2,274,997	0.2

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(3) (continued)
10,819,896	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $10,821,915, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $11,036,294, due 09/30/18-08/20/68)	$10,819,896	1.3
10,819,896	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $10,821,906, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $11,036,294, due 10/04/18-09/09/49)	10,819,896	1.3
10,819,896	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $10,822,128, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $11,037,837, due 04/15/20-02/15/48)	10,819,896	1.3
		45,554,581	5.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.0%
33,192,648	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960%
	(Cost $33,192,648)	33,192,648	4.0

	Total Short-Term Investments
	(Cost $78,747,229)	78,747,229	9.4

	Total Investments in Securities (Cost $684,763,980)	$881,554,580	105.2
	Liabilities in Excess of Other Assets	(43,850,163)	(5.2)
	Net Assets	$837,704,417	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2018.

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$802,807,351	$–	$–	$802,807,351
Short-Term Investments	33,192,648	45,554,581	–	78,747,229
Total Investments, at fair value	$835,999,999	$45,554,581	$–	$881,554,580
Liabilities Table
Other Financial Instruments+
Futures	$(207,965)	$–	$–	$(207,965)
Total Liabilities	$(207,965)	$–	$–	$(207,965)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2018, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	160	12/21/18	$13,606,400	$(207,965)
			$13,606,400	$(207,965)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Futures contracts	$207,965
Total Liability Derivatives		$207,965

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $687,166,763.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$223,982,040
Gross Unrealized Depreciation	(29,802,188)

Net Unrealized Appreciation	$194,179,852

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.3%
	France: 6.6%
54,044	L'Oreal S.A.	$13,029,305	3.2
82,135	Pernod Ricard SA	13,470,760	3.4
		26,500,065	6.6

	Germany: 4.5%
147,354	SAP SE	18,119,159	4.5

	Italy: 1.0%
497,113	Davide Campari-Milano SpA	4,233,259	1.0

	Netherlands: 2.4%
104,107	Heineken NV	9,770,500	2.4

	United Kingdom: 24.1%
342,137	British American Tobacco PLC	15,950,683	3.9
355,193	Experian PLC	9,114,325	2.3
404,207	Reckitt Benckiser Group PLC	36,924,520	9.2
226,735	(1) Relx PLC (EUR Exchange)	4,763,518	1.2
462,161	Relx PLC (GBP Exchange)	9,722,368	2.4
374,301	Unilever PLC	20,562,015	5.1
		97,037,429	24.1

	United States: 59.7%
172,312	Abbott Laboratories	12,640,808	3.1
109,477	Accenture PLC	18,632,985	4.6
139,280	Altria Group, Inc.	8,399,977	2.1
91,981	Automatic Data Processing, Inc.	13,857,857	3.5
147,822	Baxter International, Inc.	11,395,598	2.8
15,832	Becton Dickinson & Co.	4,132,152	1.0
72,843	Church & Dwight Co., Inc.	4,324,689	1.1
29,219	Clorox Co.	4,394,830	1.1
319,045	Coca-Cola Co.	14,736,689	3.7
119,278	Danaher Corp.	12,960,748	3.2
25,017	Factset Research Systems, Inc.	5,596,553	1.4
77,809	Fidelity National Information Services, Inc.	8,486,628	2.1
263,705	Microsoft Corp.	30,159,941	7.5
29,343	Moody's Corp.	4,906,150	1.2
96,971	Nike, Inc.	8,215,383	2.0
208,849	Philip Morris International, Inc.	17,029,547	4.2
303,751	Twenty-First Century Fox, Inc. - Class A	14,072,784	3.5
250,881	Twenty-First Century Fox, Inc. - Class B	11,495,367	2.9
133,958	Visa, Inc. - Class A	20,105,756	5.0
163,466	Zoetis, Inc.	14,966,947	3.7
		240,511,389	59.7

	Total Common Stock
	(Cost $308,297,596)	396,171,801	98.3

SHORT-TERM INVESTMENTS: 1.6%
	Mutual Funds: 1.6%
6,455,884	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960%
	(Cost $6,455,884)	6,455,884	1.6

	Total Short-Term Investments
	(Cost $6,455,884)	6,455,884	1.6

	Total Investments in Securities (Cost $314,753,480)	$402,627,685	99.9
	Assets in Excess of Other Liabilities	351,328	0.1
	Net Assets	$402,979,013	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2018.

Sector Diversification	Percentage of Net Assets
Consumer Staples	40.4%
Information Technology	27.2
Health Care	13.8
Communication Services	6.4
Industrials	5.9
Financials	2.6
Consumer Discretionary	2.0
Short-Term Investments	1.6
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
France	$–	$26,500,065	$–	$26,500,065
Germany	–	18,119,159	–	18,119,159
Italy	–	4,233,259	–	4,233,259
Netherlands	–	9,770,500	–	9,770,500
United Kingdom	4,763,518	92,273,911	–	97,037,429
United States	240,511,389	–	–	240,511,389
Total Common Stock	245,274,907	150,896,894	–	396,171,801
Short-Term Investments	6,455,884	–	–	6,455,884
Total Investments, at fair value	$251,730,791	$150,896,894	$–	$402,627,685

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $315,478,089.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$98,163,912
Gross Unrealized Depreciation	(10,680,460)

Net Unrealized Appreciation	$87,483,452

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 65.2%
		Communication Services: 3.2%
27,132	(1)	Alphabet, Inc. - Class A	$32,750,495	0.5
71,454	(1)	Alphabet, Inc. - Class C	85,278,205	1.3
570,600	(1)	Facebook, Inc.- Class A	93,840,876	1.4
			211,869,576	3.2

		Consumer Discretionary: 8.7%
46,563	(2)	Adient plc	1,830,391	0.0
79,800	(1)	Amazon.com, Inc.	159,839,400	2.5
2,457,235		Aramark	105,710,250	1.6
38,500	(1)	Booking Holdings, Inc.	76,384,000	1.2
234,800		Lear Corp.	34,046,000	0.5
918,652		Magna International, Inc.	48,256,790	0.7
441,220		McDonald's Corp.	73,811,694	1.1
752,664		Yum! Brands, Inc.	68,424,684	1.1
			568,303,209	8.7

		Consumer Staples: 1.0%
1,352,055		Keurig Dr Pepper, Inc.	31,327,114	0.5
139,386		Kraft Heinz Co.	7,681,563	0.1
364,956		Philip Morris International, Inc.	29,758,512	0.4
			68,767,189	1.0

		Energy: 1.3%
787,900		Canadian Natural Resources Ltd.	25,732,814	0.4
1,580,339	(3)	Enterprise Products Partners L.P.	45,403,139	0.7
227,143	(2)	Total SA	14,768,999	0.2
			85,904,952	1.3

		Financials: 7.6%
485,198		Intercontinental Exchange, Inc.	36,336,478	0.6
2,503,609		Marsh & McLennan Cos., Inc.	207,098,536	3.2
1,123,826		PNC Financial Services Group, Inc.	153,053,863	2.3
1,208,137		State Street Corp.	101,217,718	1.5
			497,706,595	7.6

		Health Care: 13.1%
1,349,644		Abbott Laboratories	99,009,884	1.5
150,400		Anthem, Inc.	41,217,120	0.6
508,602		Becton Dickinson & Co.	132,745,122	2.0
33,116	(1)	Biogen, Inc.	11,700,214	0.2
1,323,804		Danaher Corp.	143,844,543	2.2
2,434,102		PerkinElmer, Inc.	236,765,101	3.6
494,087	(4)	Thermo Fisher Scientific, Inc.	120,596,755	1.9
278,000	(4)	UnitedHealth Group, Inc.	73,959,120	1.1
			859,837,859	13.1

		Industrials: 4.6%
174,403		Equifax, Inc.	22,771,800	0.3
1,400,675	(2)	Fortive Corp.	117,936,835	1.8
639,743		Republic Services, Inc.	46,483,726	0.7
122,174		Roper Technologies, Inc.	36,189,161	0.6
967,422		Waste Connections, Inc.	77,171,253	1.2
			300,552,775	4.6

		Information Technology: 16.5%
63	(1),(5)	Adyen NV	51,422	0.0
148,700		Apple, Inc.	33,567,538	0.5
1,425,968		Fidelity National Information Services, Inc.	155,530,330	2.4
2,011,062	(1)	Fiserv, Inc.	165,671,288	2.5
338,050	(4)	Intuit, Inc.	76,872,570	1.2
119,448	(4)	Mastercard, Inc. - Class A	26,590,319	0.4
1,196,444		Maxim Integrated Products	67,467,477	1.0
1,913,100		Microsoft Corp.	218,801,247	3.4
868,292		TE Connectivity Ltd.	76,348,915	1.2
738,462	(4)	Texas Instruments, Inc.	79,229,588	1.2
1,180,757		Visa, Inc. - Class A	177,219,818	2.7
			1,077,350,512	16.5

		Materials: 0.3%
37,423		Sherwin-Williams Co.	17,035,324	0.3

		Real Estate: 1.2%
550,310		American Tower Corp.	79,960,043	1.2

		Utilities: 7.7%
1,048,200		American Electric Power Co., Inc.	74,296,416	1.1
907,065		CMS Energy Corp.	44,446,185	0.7
984,716		DTE Energy Co.	107,462,057	1.6
234,905	(4)	Duke Energy Corp.	18,797,098	0.3
779,181		Eversource Energy	47,872,881	0.7
233,311		NextEra Energy, Inc.	39,102,923	0.6
3,603,986		NiSource, Inc.	89,811,331	1.4
106,115		PG&E Corp.	4,882,351	0.1
1,619,770		Xcel Energy, Inc.	76,469,342	1.2
			503,140,584	7.7

	Total Common Stock
	(Cost $3,438,468,820)		4,270,428,618	65.2

PREFERRED STOCK: 4.4%
		Financials: 1.8%
250,000	(1),(6)	Charles Schwab Corp. - Series C	6,420,000	0.1
23,000	(1),(6)	Charles Schwab Corp. - Series D	586,040	0.0
550,000	(1),(6)	JPMorgan Chase & Co.	13,920,500	0.2
38,102	(1),(2),(6)	State Street Corp. - Series E	973,887	0.0
250,000	(1),(6)	US Bancorp	6,282,500	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
		Financials: (continued)
166,000	(1),(2),(6),(7)	US Bancorp - Series G	$4,520,180	0.1
64,289	(1)	Wells Fargo & Co.	82,989,385	1.3
			115,692,492	1.8

		Health Care: 1.0%
1,048,435	(1)	Becton Dickinson and Co.	68,525,712	1.0

		Industrials: 0.3%
17,812	(1)	Fortive Corp.	19,050,128	0.3

		Utilities: 1.3%
165,000	(1),(2),(6)	Alabama Power Co.	4,110,150	0.1
800,000	(1),(6)	CMS Energy Corp.	20,300,000	0.3
560,000	(1),(2),(6)	DTE Energy Co.	13,272,000	0.2
540,000	(1),(6)	Duke Energy Corp.	13,505,400	0.2
116,623	(1),(2)	NextEra Energy, Inc.	6,641,680	0.1
29,790	(1),(2),(6)	SCE Trust II	660,146	0.0
324,305	(1),(6),(7)	SCE Trust III	8,175,729	0.1
540,000	(1),(6),(7)	SCE Trust IV	13,159,800	0.2
175,000	(1),(2),(6),(7)	SCE Trust V	4,320,750	0.1
125,000	(1),(2),(6)	SCE Trust VI	2,700,000	0.0
			86,845,655	1.3

	Total Preferred Stock
	(Cost $271,681,610)		290,113,987	4.4

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 17.9%
		Communications: 4.3%
7,190,000		Amazon.com, Inc., 2.600%, 12/05/2019	7,171,035	0.1
17,660,000	(5)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	16,787,773	0.3
17,845,000	(5)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	16,817,128	0.3
3,546,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/2021	3,570,379	0.1
12,975,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/2022	13,165,213	0.2
6,575,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/2023	6,698,215	0.1
7,425,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 01/15/2024	7,564,219	0.1
2,725,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	2,727,765	0.0
6,600,000		Level 3 Financing, Inc., 5.375%, 08/15/2022	6,682,500	0.1
5,600,000		Level 3 Financing, Inc., 5.625%, 02/01/2023	5,677,560	0.1
29,730,000	(2)	Netflix, Inc., 4.375%, 11/15/2026	28,079,390	0.4
54,225,000	(5)	Netflix, Inc., 4.875%, 04/15/2028	51,039,281	0.8
12,275,000		Netflix, Inc., 5.875%, 02/15/2025	12,719,969	0.2
50,960,000	(5)	Netflix, Inc., 5.875%, 11/15/2028	51,180,147	0.8
3,050,000	(5)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	3,172,610	0.1
14,170,000	(5)	Unitymedia GmbH, 6.125%, 01/15/2025	14,949,350	0.2
7,275,000		Verizon Communications, Inc., 3.125%, 03/16/2022	7,209,207	0.1
7,275,000		Verizon Communications, Inc., 3.334%, (US0003M + 1.000%), 03/16/2022	7,432,169	0.1
16,144,000	(5)	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/2027	16,216,648	0.2
			278,860,558	4.3

		Consumer, Cyclical: 2.5%
10,455,000	(5)	Aramark Services, Inc., 5.000%, 04/01/2025	10,520,344	0.2
3,755,000	(5)	Aramark Services, Inc., 5.000%, 02/01/2028	3,689,287	0.1
665,000		AutoZone, Inc., 1.625%, 04/21/2019	660,383	0.0
2,895,000		AutoZone, Inc., 2.500%, 04/15/2021	2,821,466	0.1
6,410,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	6,249,750	0.1
6,580,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/2024	6,580,000	0.1
1,209,511		Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/2019	1,257,148	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
2,936,466		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	$2,965,831	0.1
510,500		Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/2021	523,459	0.0
648,772		Delta Air Lines 2009-1 Class A Pass Through Trust, 7.750%, 06/17/2021	677,875	0.0
725,377		Delta Air Lines 2011-1 Class A Pass Through Trust, 5.300%, 10/15/2020	734,444	0.0
2,090,000		Dollar Tree, Inc., 3.036%, (US0003M + 0.700%), 04/17/2020	2,093,349	0.0
2,475,000		Hilton Domestic Operating Co., Inc., 4.250%, 09/01/2024	2,401,492	0.0
30,035,000	(5)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	28,946,231	0.4
6,160,000	(5)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	6,125,381	0.1
8,205,000	(5)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	8,211,154	0.1
870,000		McDonald's Corp., 2.100%, 12/07/2018	869,484	0.0
25,375,000	(2),(5)	Tesla, Inc., 5.300%, 08/15/2025	21,473,594	0.3
2,293,742		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	2,460,038	0.0
442,242		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	453,121	0.0
717,634		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	757,839	0.0
2,539,649		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	2,518,962	0.0
811,649		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	831,031	0.0
19,225,000		Yum! Brands, Inc., 3.750%, 11/01/2021	19,032,750	0.3
12,030,000		Yum! Brands, Inc., 3.875%, 11/01/2020	12,014,962	0.2
7,700,000		Yum! Brands, Inc., 3.875%, 11/01/2023	7,420,875	0.1
2,835,000		Yum! Brands, Inc., 5.300%, 09/15/2019	2,883,762	0.1
3,440,000		Yum! Brands, Inc., 5.350%, 11/01/2043	2,975,600	0.1
4,065,000		Yum! Brands, Inc., 6.875%, 11/15/2037	4,141,219	0.1
			162,290,831	2.5

		Consumer, Non-cyclical: 3.0%
2,925,000		Anheuser-Busch InBev Finance, Inc., 2.650%, 02/01/2021	2,884,670	0.0
3,650,000		Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/2023	3,607,026	0.1
6,410,000		Anheuser-Busch InBev Finance, Inc., 3.603%, (US0003M + 1.260%), 02/01/2021	6,581,057	0.1
5,460,000		B&G Foods, Inc., 4.625%, 06/01/2021	5,473,650	0.1
3,315,000		Becton Dickinson & Co., 2.675%, 12/15/2019	3,297,196	0.0
6,185,000		Becton Dickinson and Co., 3.351%, (US0003M + 1.030%), 06/06/2022	6,222,520	0.1
9,545,000		Becton Dickinson and Co., 3.363%, 06/06/2024	9,231,137	0.1
3,920,000		Ecolab, Inc., 2.000%, 01/14/2019	3,913,293	0.1
1,450,000	(5)	Elanco Animal Health, Inc., 3.912%, 08/27/2021	1,452,298	0.0
2,740,000	(5)	Elanco Animal Health, Inc., 4.272%, 08/28/2023	2,750,461	0.0
2,760,000	(5)	Elanco Animal Health, Inc., 4.900%, 08/28/2028	2,806,093	0.0
4,290,000	(5)	Financial & Risk US Holdings, Inc., 6.250%, 05/15/2026	4,292,681	0.1
11,220,000	(5)	Financial & Risk US Holdings, Inc., 8.250%, 11/15/2026	11,180,057	0.2
1,297,000	(5)	Fresenius Medical Care US Finance, Inc., 5.750%, 02/15/2021	1,353,000	0.0
6,285,000		HCA, Inc., 4.250%, 10/15/2019	6,347,850	0.1
33,490,000		HCA, Inc., 6.500%, 02/15/2020	34,854,717	0.5
7,545,000	(5)	Hologic, Inc., 4.375%, 10/15/2025	7,224,337	0.1
2,315,000		Kroger Co., 2.000%, 01/15/2019	2,310,015	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
7,250,000		Medtronic Global Holdings SCA, 1.700%, 03/28/2019	$7,216,998	0.1
4,860,000		Medtronic, Inc., 2.500%, 03/15/2020	4,828,511	0.1
23,365,000	(5)	Nestle Holdings, Inc., 3.100%, 09/24/2021	23,356,864	0.4
5,820,000		Philip Morris International, Inc., 2.000%, 02/21/2020	5,742,056	0.1
7,270,000		Philip Morris International, Inc., 2.625%, 02/18/2022	7,077,603	0.1
3,890,000		Philip Morris International, Inc., 2.732%, (US0003M + 0.420%), 02/21/2020	3,903,570	0.1
6,950,000	(5)	Reckitt Benckiser Treasury Services PLC, 2.926%, (US0003M + 0.560%), 06/24/2022	6,949,945	0.1
2,100,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	2,152,500	0.0
4,605,000		Spectrum Brands, Inc., 6.625%, 11/15/2022	4,731,637	0.1
4,800,000		Teleflex, Inc., 4.625%, 11/15/2027	4,578,000	0.1
5,165,000		Teleflex, Inc., 4.875%, 06/01/2026	5,139,175	0.1
3,760,000		Unilever Capital Corp., 3.000%, 03/07/2022	3,724,117	0.1
880,000	(5)	Universal Health Services, Inc., 3.750%, 08/01/2019	887,700	0.0
			196,070,734	3.0

		Energy: 0.2%
3,645,000		EQT Corp., 8.125%, 06/01/2019	3,764,072	0.0
2,675,000		NuStar Logistics L.P., 4.800%, 09/01/2020	2,708,438	0.0
10,335,000		Shell International Finance BV, 2.788%, (US0003M + 0.450%), 05/11/2020	10,404,567	0.2
			16,877,077	0.2

		Financial: 4.1%
6,135,000		American Tower Corp., 3.300%, 02/15/2021	6,100,917	0.1
6,150,000	(7)	Bank of New York Mellon Corp., 4.625%, 12/31/2199	5,927,063	0.1
8,750,000	(7)	Bank of New York Mellon Corp., 4.950%, 12/31/2199	8,935,938	0.1
12,532,000		Crown Castle International Corp., 4.875%, 04/15/2022	12,938,815	0.2
20,700,000		Crown Castle International Corp., 5.250%, 01/15/2023	21,714,349	0.3
147,240,000	(2)	Kreditanstalt fuer Wiederaufbau, 2.875%, 04/03/2028	143,860,288	2.2
2,170,000		Marsh & McLennan Cos, Inc., 2.350%, 03/06/2020	2,141,840	0.0
2,690,000		Marsh & McLennan Cos, Inc., 2.750%, 01/30/2022	2,617,697	0.1
1,115,000		Marsh & McLennan Cos, Inc., 3.300%, 03/14/2023	1,093,900	0.0
12,605,000	(7)	PNC Financial Services Group, Inc./The, 5.000%, 12/31/2199	12,589,244	0.2
16,970,000		SBA Communications Corp., 4.875%, 07/15/2022	17,175,335	0.3
6,640,000	(7)	State Street Corp., 5.250%, 12/31/2199	6,776,120	0.1
14,670,000	(7)	State Street Corp., 5.625%, 12/31/2199	14,761,688	0.2
4,200,000		Trinity Acquisition PLC, 4.400%, 03/15/2026	4,183,682	0.1
4,935,000	(7)	US Bancorp, 5.300%, 12/31/2199	4,935,000	0.1
			265,751,876	4.1

		Industrial: 1.5%
4,020,000		3M Co., 3.000%, 09/14/2021	4,014,545	0.1
4,335,000		Amphenol Corp., 2.200%, 04/01/2020	4,260,221	0.1
2,165,000		Amphenol Corp., 3.200%, 04/01/2024	2,078,760	0.0
2,190,000		Caterpillar Financial Services Corp., 2.250%, 12/01/2019	2,175,101	0.0
73,000		Fortive Corp., 1.800%, 06/15/2019	72,318	0.0
1,500,000		Lennox International, Inc., 3.000%, 11/15/2023	1,429,733	0.0
9,885,000		Northrop Grumman Corp., 2.550%, 10/15/2022	9,531,916	0.2
6,845,000	(5)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	6,815,909	0.1
8,525,000	(5)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.839%, (US0003M + 3.500%), 07/15/2021	8,663,531	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
25,899,403		Reynolds Group Issuer, Inc., 5.750%, 10/15/2020	$25,996,526	0.4
4,572,560		Reynolds Group Issuer, Inc., 6.875%, 02/15/2021	4,629,717	0.1
6,730,000		Roper Technologies, Inc., 3.650%, 09/15/2023	6,691,812	0.1
6,000,000		Roper Technologies, Inc., 4.200%, 09/15/2028	5,978,726	0.1
5,100,000	(5)	Sensata Technologies BV, 5.000%, 10/01/2025	5,118,972	0.1
1,430,000	(5)	Sensata Technologies BV, 5.625%, 11/01/2024	1,481,837	0.0
5,125,000		Welbilt, Inc., 9.500%, 02/15/2024	5,624,687	0.1
1,185,000		Xylem, Inc./NY, 3.250%, 11/01/2026	1,114,319	0.0
850,000		Xylem, Inc./NY, 4.875%, 10/01/2021	879,602	0.0
			96,558,232	1.5

		Technology: 0.8%
18,405,000		Apple, Inc., 1.500%, 09/12/2019	18,207,244	0.3
6,840,000		Fiserv, Inc., 2.700%, 06/01/2020	6,782,298	0.1
4,000,000		Fiserv, Inc., 3.800%, 10/01/2023	4,010,079	0.0
4,000,000		Fiserv, Inc., 4.200%, 10/01/2028	4,013,973	0.1
1,960,000	(5)	Sensata Technologies UK Financing Co. PLC, 6.250%, 02/15/2026	2,072,700	0.0
17,695,000	(5)	Solera LLC / Solera Finance, Inc., 10.500%, 03/01/2024	19,478,656	0.3
			54,564,950	0.8

		Utilities: 1.5%
4,270,000		Berkshire Hathaway Energy Co., 2.400%, 02/01/2020	4,235,980	0.1
865,000	(7)	Dominion Energy, Inc., 2.962%, 07/01/2019	864,761	0.0
3,385,000		DTE Energy Co., 3.700%, 08/01/2023	3,382,385	0.1
14,375,000		DTE Energy Co., 3.800%, 03/15/2027	14,067,756	0.2
7,250,000		Edison International, 2.125%, 04/15/2020	7,110,980	0.1
4,250,000		Eversource Energy, 2.750%, 03/15/2022	4,162,377	0.1
2,835,000		Eversource Energy, 2.900%, 10/01/2024	2,694,226	0.0
6,872,000		Eversource Energy, 3.300%, 01/15/2028	6,488,571	0.1
1,620,000		NGL Energy Partners L.P. / NGL Energy Finance Corp., 5.125%, 07/15/2019	1,634,175	0.0
15,705,000		NiSource, Inc., 3.490%, 05/15/2027	14,914,307	0.2
8,605,000		NiSource, Inc., 4.375%, 05/15/2047	8,236,554	0.1
9,465,000	(2),(5),(7)	NiSource, Inc., 5.650%, 12/31/2199	9,382,181	0.1
5,705,000		NSTAR Electric Co., 3.200%, 05/15/2027	5,466,278	0.1
3,210,000		Southern Co/The, 1.850%, 07/01/2019	3,186,425	0.1
2,445,000		Virginia Electric & Power Co., 3.150%, 01/15/2026	2,355,583	0.0
5,095,000		Virginia Electric & Power Co., 3.500%, 03/15/2027	4,987,258	0.1
5,440,000		Xcel Energy, Inc., 4.000%, 06/15/2028	5,455,570	0.1
			98,625,367	1.5

	Total Corporate Bonds/Notes
	(Cost $1,186,467,999)		1,169,599,625	17.9

ASSET-BACKED SECURITIES: 0.4%
		Other Asset-Backed Securities: 0.4%
8,091,270	(5)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	7,970,908	0.1
7,571,025	(5)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	7,536,092	0.1
6,220,275	(5)	Taco Bell Funding 2016-1A A2I, 3.832%, 05/25/2046	6,231,125	0.1
5,128,248	(5)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	4,940,810	0.1

	Total Asset-Backed Securities
	(Cost $26,802,030)		26,678,935	0.4

BANK LOANS: 2.6%
		Basic Materials: 0.1%
3,921,562		HB Fuller Co. 1st Lien Term Loan B, 4.165%, (US0003M + 2.250%), 10/20/2024	3,922,923	0.1

		Communications: 0.1%
6,850,000		Zayo Group LLC TL B2 1L, 4.326%, (US0003M + 2.250%), 01/19/2024	6,887,600	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Cyclical: 0.1%
6,850,000	Formula One TL B3 1L, 4.576%, (US0003M + 2.500%), 02/01/2024	$6,801,194	0.1

	Consumer, Non-cyclical: 1.1%
14,330,150	Change Healthcare Holdings LLC - TL B 1L, 4.826%, (US0003M + 2.750%), 03/01/2024	14,393,833	0.2
4,241,438	NVA Holdings Inc. - TL B3 1L, 4.826%, (US0003M + 3.750%), 02/02/2025	4,238,125	0.1
473,743	Prestige Brands, Inc. Term Loan B4, 4.076%, (US0003M + 2.750%), 01/26/2024	474,262	0.0
22,810,000	Refinitiv - TL B 1L, 6.006%, (US0003M + 3.750%), 10/01/2025	22,787,600	0.4
13,535,983	Trans Union LLC TL A2 1L, 3.826%, (US0003M + 1.750%), 08/09/2022	13,564,179	0.2
9,505,000	Trans Union LLC TL B4 1L, 4.076%, (US0003M + 2.000%), 06/12/2025	9,541,965	0.1
4,206,750	Vantiv LLC TL A5 1L, 4.581%, (US0003M + 2.250%), 01/16/2023	4,212,008	0.1
		69,211,972	1.1

	Energy: 0.1%
9,821,386	Eagleclaw TL 1L, 6.326%, (US0003M + 4.250%), 06/24/2024	9,698,619	0.1

	Financial: 0.8%
50,995,000	HUB International Ltd. TL B 1L, 5.335%, (US0003M + 3.000%), 04/25/2025	51,139,979	0.8
1,363,435	Institutional Shareholder Services, Inc. - TL 1L, 6.087%, (US0003M + 3.750%), 10/16/2024	1,370,252	0.0
		52,510,231	0.8

	Industrial: 0.1%
8,421,667	Manitowoc Foodservice, Inc. Term Loan B, 4.826%, (US0003M + 3.000%), 03/04/2023	8,483,001	0.1

	Technology: 0.2%
6,826,330	Cypress Intermediate Holdings III Inc TL B 1L, 5.080%, (US0003M + 3.000%), 04/29/2024	6,861,526	0.1
4,809,575	Kronos Inc./MA - TL B 1L, 5.343%, (US0003M + 3.000%), 11/01/2023	4,838,279	0.1
		11,699,805	0.2

	Total Bank Loans
	(Cost $168,556,022)	169,215,345	2.6

U.S. TREASURY OBLIGATIONS: 4.2%
	U.S. Treasury Notes: 4.2%
290,725,000	2.250%, 11/15/2027	272,185,603	4.2

	Total U.S. Treasury Obligations
	(Cost $284,524,072)	272,185,603	4.2

	Total Long-Term Investments
	(Cost $5,376,500,553)	6,198,222,113	94.7

SHORT-TERM INVESTMENTS: 11.5%
	Securities Lending Collateral(8): 5.0%
78,406,270	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $78,420,899, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $79,974,396, due 10/25/18-08/20/68)	78,406,270	1.2
3,440,699	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $3,441,335, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $3,509,513, due 05/23/19-09/09/49)	3,440,699	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(8) (continued)
12,943,296	Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/18, 2.24%, due 10/01/18 (Repurchase Amount $12,945,679, collateralized by various U.S. Government Securities, 0.500%-3.000%, Market Value plus accrued interest $13,202,165, due 03/31/20-09/09/49)	$12,943,296	0.2
78,406,270	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $78,420,899, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $79,974,395, due 09/30/18-08/20/68)	78,406,270	1.2
78,406,270	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $78,420,834, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $79,974,395, due 10/04/18-09/09/49)	78,406,270	1.2
78,406,270	State of Wisconsin Investment Board, Repurchase Agreement dated 09/28/18, 2.51%, due 10/01/18 (Repurchase Amount $78,422,445, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $79,985,576, due 04/15/20-02/15/48)	78,406,270	1.2
		330,009,075	5.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 6.5%
422,545,383	(9) T. Rowe Price Government Reserve Fund, 2.150%
	(Cost $422,545,383)	$422,545,383	6.5

	Total Short-Term Investments
	(Cost $752,554,458)	752,554,458	11.5

	Total Investments in Securities (Cost $6,129,055,011)	$6,950,776,571	106.2
	Liabilities in Excess of Other Assets	(405,367,596)	(6.2)
	Net Assets	$6,545,408,975	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Security is a Master Limited Partnership.
(4)	All or a portion of this security is pledged to cover open written call options at September 30, 2018.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(6)	Preferred Stock may be called prior to convertible date.
(7)	Variable rate security. Rate shown is the rate in effect as of September 30, 2018.
(8)	Represents securities purchased with cash collateral received for securities on loan.
(9)	Rate shown is the 7-day yield as of September 30, 2018.

Reference Rate Abbreviations:
US0003M	3-month LIBOR

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Communication Services	$211,869,576	$–	$–	$211,869,576
Consumer Discretionary	568,303,209	–	–	568,303,209
Consumer Staples	68,767,189	–	–	68,767,189
Energy	71,135,953	14,768,999	–	85,904,952
Financials	497,706,595	–	–	497,706,595
Health Care	859,837,859	–	–	859,837,859
Industrials	300,552,775	–	–	300,552,775
Information Technology	1,077,350,512	–	–	1,077,350,512
Materials	17,035,324	–	–	17,035,324
Real Estate	79,960,043	–	–	79,960,043
Utilities	503,140,584	–	–	503,140,584
Total Common Stock	4,255,659,619	14,768,999	–	4,270,428,618
Preferred Stock	251,275,959	38,838,028	–	290,113,987
Corporate Bonds/Notes	–	1,169,599,625	–	1,169,599,625
U.S. Treasury Obligations	–	272,185,603	–	272,185,603
Bank Loans	–	169,215,345	–	169,215,345
Asset-Backed Securities	–	26,678,935	–	26,678,935
Short-Term Investments	422,545,383	330,009,075	–	752,554,458
Total Investments, at fair value	$4,929,480,961	$2,021,295,610	$–	$6,950,776,571
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(64,117,025)	$–	$(64,117,025)
Total Liabilities	$–	$(64,117,025)	$–	$(64,117,025)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

Abbott Laboratories	Citigroup Global Markets	Call	01/18/19	65.000	USD	2,529	18,552,744	$598,794	$(2,288,745)
Abbott Laboratories	Deutsche Bank AG	Call	01/18/19	67.500	USD	3,074	22,550,864	456,333	(2,093,394)
Alphabet Inc. - Class C	Citigroup Global Markets	Call	01/17/20	1,340.000	USD	46	5,489,962	370,572	(408,940)
Alphabet Inc. - Class C	Citigroup Global Markets	Call	01/17/20	1,400.000	USD	46	5,489,962	290,092	(319,700)
Alphabet Inc. - Class C	Citigroup Global Markets	Call	01/17/20	1,500.000	USD	46	5,489,962	190,312	(209,530)
Alphabet, Inc. - Class A	Citigroup Global Markets	Call	01/18/19	1,260.000	USD	28	3,379,824	150,340	(100,800)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value
Alphabet, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/18/19	1,200.000	USD	243	29,332,044	$1,400,744	$(1,642,680)
Alphabet, Inc. - Class C	Citigroup Global Markets	Call	01/18/19	1,260.000	USD	103	12,292,741	526,055	(332,690)
Alphabet, Inc. - Class C	Credit Suisse Securities (USA) LLC	Call	01/18/19	1,200.000	USD	246	29,359,362	1,159,718	(1,431,474)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/18/19	2,000.000	USD	88	17,626,400	802,230	(1,227,600)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/17/20	2,300.000	USD	92	18,427,600	982,555	(1,879,192)
Amazon.com, Inc.	Credit Suisse Securities (USA) LLC	Call	01/17/20	2,500.000	USD	39	7,811,700	481,544	(560,820)
Amazon.com, Inc.	Credit Suisse Securities (USA) LLC	Call	01/17/20	2,600.000	USD	39	7,811,700	400,532	(472,056)
Amazon.com, Inc.	Credit Suisse Securities (USA) LLC	Call	01/17/20	2,700.000	USD	40	8,012,000	341,896	(403,040)
American Tower Corp.	JPMorgan Chase Bank N.A.	Call	01/18/19	155.000	USD	1,078	15,663,340	390,118	(167,090)
American Tower Corp.	JPMorgan Chase Bank N.A.	Call	01/18/19	160.000	USD	534	7,759,020	274,642	(37,380)
American Tower Corp.	JPMorgan Chase Bank N.A.	Call	01/18/19	165.000	USD	533	7,744,490	204,175	(15,990)
Anthem Inc.	Citigroup Global Markets	Call	01/18/19	260.000	USD	547	14,990,535	511,305	(1,140,495)
Anthem Inc.	Citigroup Global Markets	Call	01/18/19	270.000	USD	957	26,226,585	745,492	(1,215,390)
Apple Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	200.000	USD	1,487	33,567,538	992,097	(4,352,449)
Booking Holdings, Inc.	Citigroup Global Markets	Call	01/18/19	1,900.000	USD	38	7,539,200	540,033	(570,000)
Booking Holdings, Inc.	Citigroup Global Markets	Call	01/18/19	2,000.000	USD	38	7,539,200	415,321	(372,400)
Booking Holdings, Inc.	Citigroup Global Markets	Call	01/18/19	2,300.000	USD	67	13,292,800	470,433	(87,435)
Duke Energy Corp	Goldman Sachs & Co.	Call	01/17/20	85.000	USD	613	4,905,226	145,281	(185,433)
Duke Energy Corp	Goldman Sachs & Co.	Call	01/17/20	90.000	USD	614	4,913,228	71,838	(102,845)
Enterprise Products Partners L.P.	Citigroup Global Markets	Call	01/18/19	30.000	USD	5,615	16,131,895	457,425	(308,825)
Facebook, Inc.- Class A	Citigroup Global Markets	Call	01/18/19	180.000	USD	1,007	16,561,122	1,090,863	(518,605)
Facebook, Inc.- Class A	Citigroup Global Markets	Call	01/18/19	200.000	USD	338	5,558,748	216,928	(54,756)
Intercontinental Exchange, Inc.	Citigroup Global Markets	Call	01/18/19	80.000	USD	2,153	16,123,817	578,940	(215,300)
Intuit, Inc.	JPMorgan Chase Bank N.A.	Call	01/18/19	190.000	USD	906	20,602,440	819,559	(3,587,760)
Intuit, Inc.	Goldman Sachs & Co.	Call	01/17/20	260.000	USD	72	1,637,280	95,348	(113,400)
Intuit, Inc.	Goldman Sachs & Co.	Call	01/17/20	270.000	USD	72	1,637,280	77,838	(91,080)
Mastercard Inc. - Class A	Goldman Sachs & Co.	Call	01/18/19	180.000	USD	597	13,289,817	748,540	(2,690,082)
Mastercard Inc. - Class A	Goldman Sachs & Co.	Call	01/18/19	185.000	USD	597	13,289,817	629,388	(2,385,015)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/18/19	100.000	USD	1,764	20,174,868	769,580	(2,795,940)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/18/19	105.000	USD	1,512	17,292,744	582,391	(1,753,920)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/18/19	110.000	USD	4,717	53,948,329	1,340,410	(3,726,430)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value
Microsoft Corp.	Citigroup Global Markets	Call	01/17/20	125.000	USD	673	7,697,101	$493,652	$(563,301)
Microsoft Corp.	Citigroup Global Markets	Call	01/17/20	130.000	USD	673	7,697,101	396,067	(454,275)
Microsoft Corp.	Citigroup Global Markets	Call	01/17/20	135.000	USD	674	7,708,538	309,036	(353,176)
Philip Morris International Inc.	Citigroup Global Markets	Call	01/18/19	115.000	USD	881	7,183,674	353,369	(17,620)
PNC Financial Services Group, Inc.	Citigroup Global Markets	Call	01/18/19	180.000	USD	137	1,865,803	71,514	(1,781)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	140.000	USD	168	2,287,992	104,087	(68,544)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	145.000	USD	167	2,274,373	80,101	(44,422)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	150.000	USD	168	2,287,992	61,794	(21,840)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	155.000	USD	168	2,287,992	45,460	(10,584)
PNC Financial Services Group, Inc.	Credit Suisse Securities (USA) LLC	Call	01/18/19	165.000	USD	1,372	18,685,268	489,804	(26,068)
State Street Corp.	Citigroup Global Markets	Call	01/18/19	100.000	USD	973	8,151,794	760,974	(26,757)
Texas Instruments, Inc.	Goldman Sachs & Co.	Call	01/18/19	125.000	USD	1,028	11,029,412	452,630	(55,512)
Texas Instruments, Inc.	Goldman Sachs & Co.	Call	01/18/19	130.000	USD	1,028	11,029,412	332,067	(24,672)
Texas Instruments, Inc.	Goldman Sachs & Co.	Call	01/17/20	130.000	USD	134	1,437,686	97,245	(56,615)
Thermo Fisher Scientific, Inc.	Bank of America N.A.	Call	01/18/19	230.000	USD	533	13,009,464	528,405	(1,028,690)
Thermo Fisher Scientific, Inc.	Bank of America N.A.	Call	01/18/19	240.000	USD	534	13,033,872	365,376	(694,200)
UnitedHealth Group Inc.	Goldman Sachs & Co.	Call	01/18/19	260.000	USD	719	19,128,276	480,019	(1,049,740)
UnitedHealth Group Inc.	Goldman Sachs & Co.	Call	01/18/19	270.000	USD	2,061	54,830,844	1,183,793	(1,875,510)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/18/19	105.000	USD	331	4,967,979	204,252	(1,514,325)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/18/19	110.000	USD	331	4,967,979	150,994	(1,350,480)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/18/19	115.000	USD	331	4,967,979	108,607	(1,189,945)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/18/19	120.000	USD	915	13,733,235	357,985	(2,854,800)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/18/19	125.000	USD	888	13,327,992	321,716	(2,326,560)
Visa, Inc. - Class A	Citigroup Global Markets	Call	01/18/19	150.000	USD	2,253	33,815,277	1,184,712	(1,396,860)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/18/19	135.000	USD	1,346	20,202,114	574,284	(2,321,850)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/18/19	140.000	USD	1,293	19,406,637	579,821	(1,680,900)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	150.000	USD	549	8,239,941	508,594	(894,870)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	155.000	USD	549	8,239,941	413,177	(754,875)
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	160.000	USD	885	13,282,965	612,574	(1,032,795)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value
Visa, Inc. - Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	165.000	USD	337	5,058,033	$225,183	$(325,205)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/18/19	95.000	USD	1,473	13,391,043	260,323	(241,572)
								$32,427,277	$(64,117,025)

Currency Abbreviations
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Written options	$64,117,025
Total Liability Derivatives		$64,117,025

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2018:

	Bank of America N.A.	Citigroup Global Markets	Credit Suisse Securities (USA) LLC	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	Totals
Liabilities:
Written options	$1,722,890	$23,541,855	$16,044,472	$2,093,394	$8,629,904	$12,084,510	$64,117,025
Total Liabilities	$1,722,890	$23,541,855	$16,044,472	$2,093,394	$8,629,904	$12,084,510	$64,117,025

Net OTC derivative instruments by counterparty, at fair value	$(1,722,890)	$(23,541,855)	$(16,044,472)	$(2,093,394)	$(8,629,904)	$(12,084,510)	$(64,117,025)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$-

Net Exposure(1)	$(1,722,890)	$(23,541,855)	$(16,044,472)	$(2,093,394)	$(8,629,904)	$(12,084,510)	$(64,117,025)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $6,096,860,154.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$917,495,800
Gross Unrealized Depreciation	(127,698,153)

Net Unrealized Appreciation	$789,797,647

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.7%
		Communication Services: 7.1%
41,960		AT&T, Inc.	$1,409,017	0.2
98,110		CenturyLink, Inc.	2,079,932	0.2
253,661		Comcast Corp. – Class A	8,982,136	1.0
459,754		News Corp - Class A	6,064,155	0.7
543,973		Telefonica S.A.	4,291,037	0.5
412,939		Twenty-First Century Fox, Inc. - Class B	18,920,865	2.1
342,058		Verizon Communications, Inc.	18,262,477	2.0
81,753		Vodafone Group PLC	175,167	0.0
27,300		Walt Disney Co.	3,192,462	0.4
			63,377,248	7.1

		Consumer Discretionary: 2.6%
58,259	(1)	Adient plc	2,290,161	0.3
71,677		Kohl's Corp.	5,343,521	0.6
122,800		L Brands, Inc.	3,720,840	0.4
127,679		Las Vegas Sands Corp.	7,575,195	0.8
304,000	(1)	Mattel, Inc.	4,772,800	0.5
			23,702,517	2.6

		Consumer Staples: 6.7%
108,300		Archer-Daniels-Midland Co.	5,444,241	0.6
104,600		Conagra Brands, Inc.	3,553,262	0.4
138,975		Coty, Inc - Class A	1,745,526	0.2
30,500		Kellogg Co.	2,135,610	0.2
112,229		Kimberly-Clark Corp.	12,753,704	1.4
43,600		PepsiCo, Inc.	4,874,480	0.6
126,000		Philip Morris International, Inc.	10,274,040	1.2
169,801		Tyson Foods, Inc.	10,108,253	1.1
99,300		Walmart, Inc.	9,325,263	1.0
			60,214,379	6.7

		Energy: 10.2%
150,575		Apache Corp.	7,177,910	0.8
74,208		Chevron Corp.	9,074,154	1.0
19,040		EQT Corp.	842,139	0.1
284,024		Exxon Mobil Corp.	24,147,721	2.7
160,200		Hess Corp.	11,467,116	1.3
112,600		Occidental Petroleum Corp.	9,252,342	1.0
304,700		Total S.A. ADR	19,619,633	2.2
253,500		TransCanada Corp.	10,256,610	1.1
			91,837,625	10.2

		Financials: 24.3%
228,902		American International Group, Inc.	12,186,742	1.4
10,616		Ameriprise Financial, Inc.	1,567,559	0.2
45,119		Bank of America Corp.	1,329,206	0.1
127,900		Bank of New York Mellon Corp.	6,521,621	0.7
129,856	(2)	Brighthouse Financial, Inc.	5,744,829	0.6
98,503		Chubb Ltd.	13,163,941	1.5
141,400		Citigroup, Inc.	10,144,036	1.1
378,900		Fifth Third Bancorp	10,578,888	1.2
231,800		Franklin Resources, Inc.	7,049,038	0.8
294,100		JPMorgan Chase & Co.	33,186,244	3.7
306,300		Keycorp	6,092,307	0.7
189,122		Loews Corp.	9,499,598	1.1
49,300		Marsh & McLennan Cos., Inc.	4,078,096	0.4
280,133		Metlife, Inc.	13,087,814	1.5
313,205		Morgan Stanley	14,585,957	1.6
23,800		Northern Trust Corp.	2,430,694	0.3
62,414		PNC Financial Services Group, Inc.	8,500,163	0.9
148,000		State Street Corp.	12,399,440	1.4
295,700		US Bancorp	15,615,917	1.7
505,700		Wells Fargo & Co.	26,579,592	3.0
28,609		Willis Towers Watson PLC	4,032,152	0.4
			218,373,834	24.3

		Health Care: 12.7%
62,558		Anthem, Inc.	17,144,020	1.9
14,300		Becton Dickinson & Co.	3,732,300	0.4
107,123		Bristol-Myers Squibb Co.	6,650,196	0.7
116,918		CVS Health Corp.	9,203,785	1.0
146,300		Gilead Sciences, Inc.	11,295,823	1.3
84,300		GlaxoSmithKline PLC ADR	3,386,331	0.4
274,600		GlaxoSmithKline PLC	5,507,055	0.6
124,700		Johnson & Johnson	17,229,799	1.9
142,027		Medtronic PLC	13,971,196	1.6
150,100		Merck & Co., Inc.	10,648,094	1.2
340,076		Pfizer, Inc.	14,987,149	1.7
			113,755,748	12.7

		Industrials: 11.0%
77,100		Alaska Air Group, Inc.	5,309,106	0.6
44,700		Boeing Co.	16,623,930	1.8
71,600		Delta Air Lines, Inc.	4,140,628	0.5
92,900		Emerson Electric Co.	7,114,282	0.8
26,812		Flowserve Corp.	1,466,348	0.2
260,900		General Electric Co.	2,945,561	0.3
87,847		Harris Corp.	14,864,591	1.7
2,800		Illinois Tool Works, Inc.	395,136	0.0
389,734		Johnson Controls International plc	13,640,690	1.5
307,407		Nielsen Holdings PLC	8,502,878	0.9
2,100		Northrop Grumman Corp.	666,477	0.1
50,000		nVent Electric PLC	1,358,000	0.1
25,000		Paccar, Inc.	1,704,750	0.2
66,183		Pentair PLC	2,869,033	0.3
60,000		Southwest Airlines Co.	3,747,000	0.4
41,904	(2)	Stericycle, Inc.	2,458,927	0.3
97,438		United Parcel Service, Inc. - Class B	11,375,886	1.3
			99,183,223	11.0

		Information Technology: 7.9%
116,300		Applied Materials, Inc.	4,494,995	0.5
322,400		Cisco Systems, Inc.	15,684,760	1.7

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
116,500		Hewlett Packard Enterprise Co.	$1,900,115	0.2
164,400		Microsoft Corp.	18,802,428	2.1
10,500		NXP Semiconductor NV - NXPI - US	897,750	0.1
268,600		Qualcomm, Inc.	19,347,258	2.2
19,100		TE Connectivity Ltd.	1,679,463	0.2
59,600		Texas Instruments, Inc.	6,394,484	0.7
30,300		Western Digital Corp.	1,773,762	0.2
			70,975,015	7.9

		Materials: 5.5%
16,062		Akzo Nobel NV	1,502,492	0.2
199,100		CF Industries Holdings, Inc.	10,839,004	1.2
284,443		DowDuPont, Inc.	18,292,529	2.0
161,293		International Paper Co.	7,927,551	0.9
82,000		Nucor Corp.	5,202,900	0.6
47,000		Vulcan Materials Co.	5,226,400	0.6
			48,990,876	5.5

		Real Estate: 2.5%
112,250		Equity Residential	7,437,685	0.8
153,533		Rayonier, Inc.	5,190,951	0.6
53,738		SL Green Realty Corp.	5,241,067	0.6
155,224		Weyerhaeuser Co.	5,009,079	0.5
			22,878,782	2.5

		Utilities: 5.2%
38,987		Duke Energy Corp.	3,119,740	0.4
96,185		Edison International	6,509,801	0.7
72,400		Evergy, Inc.	3,976,208	0.4
439,107		NiSource, Inc.	10,942,546	1.2
109,905		PG&E Corp.	5,056,729	0.6
18,495		Sempra Energy	2,103,806	0.2
352,430		Southern Co.	15,365,948	1.7
			47,074,778	5.2

	Total Common Stock (Cost $670,765,334)		860,364,025	95.7

PREFERRED STOCK: 2.4%
		Health Care: 0.8%
117,212	(2)	Becton Dickinson and Co.	7,660,976	0.8

		Utilities: 1.6%
34,013	(2)	DTE Energy Co.	1,759,152	0.2
123,009	(2)	NextEra Energy, Inc.	7,005,363	0.8
40,778	(2)	Sempra Energy SRE A	4,112,054	0.4
12,265	(2)	Sempra Energy SRE B	1,243,904	0.2
			14,120,473	1.6

	Total Preferred Stock (Cost $18,887,755)		21,781,449	2.4

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.3%
	Consumer, Cyclical: 0.3%
3,040,000	(3) Mattel, Inc., 6.750%, 12/31/2025	$2,986,800	0.3

	Total Corporate Bonds/Notes (Cost $2,990,904)	2,986,800	0.3

CONVERTIBLE BONDS/NOTES: 0.2%
	Financial: 0.2%
1,632,000	(3) AXA SA, 7.250%, 05/15/2021	1,753,303	0.2

	Total Convertible Bonds/Notes (Cost $1,632,000)	1,753,303	0.2

	Total Long-Term Investments (Cost $694,275,993)	886,885,577	98.6

SHORT-TERM INVESTMENTS: 1.8%
	Securities Lending Collateral(4): 0.8%
1,574,575	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,574,869, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,606,066, due 10/25/18-08/20/68)	1,574,575	0.2
1,574,575	Daiwa Capital Markets, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,574,869, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,606,067, due 10/25/18-09/09/49)	1,574,575	0.2
331,115	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $331,176, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $337,737, due 05/23/19-09/09/49)	331,115	0.0

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
1,574,575	Nomura Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $1,574,869, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,606,066, due 09/30/18-08/20/68)	$1,574,575	0.2
1,574,575	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $1,574,867, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,606,067, due 10/04/18-09/09/49)	1,574,575	0.2
		6,629,415	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
9,204,975	(5) T. Rowe Price Government Reserve Fund, 2.150%
	(Cost $9,204,975)	9,204,975	1.0

	Total Short-Term Investments (Cost $15,834,390)	15,834,390	1.8

	Total Investments in Securities (Cost $710,110,383)	$902,719,967	100.4
	Liabilities in Excess of Other Assets	(3,921,326)	(0.4)
	Net Assets	$898,798,641	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2018.

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Communication Services	$58,911,044	$4,466,204	$–	$63,377,248
Consumer Discretionary	23,702,517	–	–	23,702,517
Consumer Staples	60,214,379	–	–	60,214,379
Energy	91,837,625	–	–	91,837,625
Financials	218,373,834	–	–	218,373,834
Health Care	108,248,693	5,507,055	–	113,755,748
Industrials	99,183,223	–	–	99,183,223
Information Technology	70,975,015	–	–	70,975,015
Materials	47,488,384	1,502,492	–	48,990,876
Real Estate	22,878,782	–	–	22,878,782
Utilities	47,074,778	–	–	47,074,778
Total Common Stock	848,888,274	11,475,751	–	860,364,025
Preferred Stock	20,537,545	1,243,904	–	21,781,449
Corporate Bonds/Notes	–	2,986,800	–	2,986,800
Convertible Bonds/Notes	–	1,753,303	–	1,753,303
Short-Term Investments	9,204,975	6,629,415	–	15,834,390
Total Investments, at fair value	$878,630,794	$24,089,173	$–	$902,719,967

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $715,904,345.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$223,738,982
Gross Unrealized Depreciation	(36,922,291)

Net Unrealized Appreciation	$186,816,691

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Australia: 2.0%
261,976		Amcor Ltd.	$2,589,169	1.1
683,800		South32 Ltd. - AUD	1,921,691	0.9
			4,510,860	2.0

		Austria: 1.6%
84,216		Erste Group Bank AG	3,496,374	1.6

		Belgium: 0.5%
11,667		Anheuser-Busch InBev SA/NV	1,021,277	0.5

		Bermuda: 0.6%
63,413	(1)	Liberty Latin America Ltd. - Class C	1,308,210	0.6

		Brazil: 1.1%
216,400		Banco Bradesco SA ADR	1,532,112	0.7
154,187		BB Seguridade Participacoes SA	917,818	0.4
			2,449,930	1.1

		Canada: 5.6%
16,826		Alimentation Couche-Tard, Inc.	841,658	0.4
69,000		Canadian Natural Resources Ltd.	2,254,326	1.0
8,300		Canadian Pacific Railway Ltd.	1,755,746	0.8
40,500	(2)	Magna International, Inc.	2,127,465	0.9
26,500		Restaurant Brands International, Inc.	1,570,920	0.7
130,625	(1)	Seven Generations Energy Ltd.	1,557,407	0.7
27,900		TransCanada Corp.	1,128,834	0.5
16,900		Waste Connections, Inc.	1,348,113	0.6
			12,584,469	5.6

		China: 7.0%
24,621	(1)	Alibaba Group Holding Ltd. ADR	4,056,556	1.8
197,300		BTG Hotels Group Co. Ltd. - A Shares	580,755	0.2
389,000		China Mengniu Dairy Co., Ltd.	1,293,195	0.6
406,000		China Overseas Land & Investment Ltd.	1,271,155	0.6
31,444	(1)	Ctrip.com International Ltd. ADR	1,168,773	0.5
200,000	(1)	Gree Electric Appliances, Inc. of Zhuhai - A Shares	1,168,591	0.5
12,089		Kweichow Moutai Co. Ltd. - A Shares	1,282,955	0.6
91,500		Ping An Insurance Group Co-H	926,914	0.4
97,300		Tencent Holdings Ltd.	3,972,840	1.8
			15,721,734	7.0

		Finland: 1.1%
49,036		Sampo OYJ	2,537,563	1.1

		France: 5.3%
16,648		Air Liquide SA	2,186,251	1.0
22,128		BNP Paribas	1,355,043	0.6
1,117		Dassault Aviation SA	2,067,246	0.9
20,443		Schneider Electric SE	1,641,510	0.7
27,045		Thales S.A.	3,842,571	1.7
13,004	(2)	Total SA	845,529	0.4
			11,938,150	5.3

		Germany: 7.8%
53,920		Bayer AG	4,782,736	2.1
32,549		Fresenius SE & Co. KGaA	2,386,825	1.1
28,156		Infineon Technologies AG	640,714	0.3
5,655	(1)	Linde AG	1,335,467	0.6
17,016		Merck KGaA	1,758,104	0.8
40,658	(3)	Scout24 AG	1,893,726	0.8
16,320	(1),(3)	Siemens Healthineers AG	717,668	0.3
369,753		Telefonica Deutschland Holding AG	1,561,955	0.7
8,209		Wirecard AG	1,776,009	0.8
18,259	(1),(3)	Zalando SE	709,513	0.3
			17,562,717	7.8

		Hong Kong: 5.3%
542,200		AIA Group Ltd.	4,834,754	2.2
332,240		CK Hutchison Holdings Ltd.	3,824,329	1.7
51,300		Jardine Matheson Holdings Ltd.	3,218,417	1.4
			11,877,500	5.3

		India: 4.1%
241,742	(1)	Axis Bank Ltd.	2,046,094	0.9
133,961		Housing Development Finance Corp.	3,242,654	1.4
1,242,882		NTPC Ltd.	2,859,959	1.3
336,046		Power Grid Corp. of India Ltd.	874,085	0.4
82,026	(1)	Yes Bank Ltd.	206,313	0.1
			9,229,105	4.1

		Indonesia: 1.4%
1,465,900		Bank Central Asia Tbk PT	2,374,393	1.1
24,363,600		Sarana Menara Nusantara Tbk PT	797,869	0.3
			3,172,262	1.4

		Italy: 0.8%
277,068		Banca Mediolanum SpA	1,879,148	0.8

		Japan: 14.7%
77,000		Astellas Pharma, Inc.	1,344,649	0.6
29,900		Bridgestone Corp.	1,130,025	0.5
30,700		Chugai Pharmaceutical Co., Ltd.	1,973,498	0.9

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
5,400		Disco Corp.	$904,299	0.4
91,200		Fujitsu General Ltd.	1,530,296	0.7
114,000		Inpex Corp.	1,424,379	0.6
51,900		Japan Tobacco, Inc.	1,355,280	0.6
41,600		Kansai Paint Co., Ltd.	766,694	0.3
16,600		Koito Manufacturing Co., Ltd.	1,090,069	0.5
7,800		Kusuri no Aoki Holdings Co. Ltd.	621,124	0.3
8,800	(1),(2)	Mercari, Inc.	290,608	0.1
207,600		Mitsubishi Electric Corp.	2,843,980	1.3
11,400		Murata Manufacturing Co., Ltd.	1,751,680	0.8
67,900		Nippon Telegraph & Telephone Corp.	3,064,350	1.4
53,700		Persol Holdings Co. Ltd	1,260,368	0.6
87,200	(1)	Renesas Electronics Corp.	545,966	0.2
35,300		Sega Sammy Holdings, Inc.	520,511	0.2
82,900		Seven & I Holdings Co., Ltd.	3,696,090	1.6
33,900		Stanley Electric Co., Ltd.	1,158,962	0.5
63,800		Sumitomo Corp.	1,063,242	0.5
18,200		Suzuki Motor Corp.	1,043,063	0.5
26,000	(2)	Takeda Pharmaceutical Co., Ltd.	1,111,709	0.5
18,800		Terumo Corp.	1,112,661	0.5
412,700		Yahoo! Japan Corp.	1,482,063	0.6
			33,085,566	14.7

		Mexico: 0.5%
132,969		Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	1,031,839	0.5

		Netherlands: 4.0%
236	(1),(3)	Adyen NV	192,627	0.1
14,267		Airbus SE	1,791,116	0.8
13,263		ASML Holding NV	2,490,187	1.1
36,149		Koninklijke Philips NV	1,647,724	0.7
33,631		NXP Semiconductor NV - NXPI - US	2,875,451	1.3
			8,997,105	4.0

		Peru: 0.6%
5,775		Credicorp Ltd.	1,288,287	0.6

		Philippines: 0.3%
36,700		SM Investments Corp.	613,818	0.3

		Portugal: 0.7%
99,880		Jeronimo Martins SGPS SA	1,472,196	0.7

		Singapore: 0.5%
73,743	(1),(2)	Sea Ltd. ADR	1,019,866	0.5

		South Africa: 1.6%
237,794		FirstRand Ltd.	1,140,659	0.5
11,518		Naspers Ltd.	2,480,389	1.1
			3,621,048	1.6

		South Korea: 3.2%
1,175		LG Household & Health Care Ltd.	1,351,388	0.6
4,316		NAVER Corp.	2,785,804	1.2
75,226		Samsung Electronics Co., Ltd.	3,148,274	1.4
			7,285,466	3.2

		Spain: 2.9%
32,917		Amadeus IT Group SA	3,051,039	1.4
365,679		CaixaBank SA	1,663,078	0.7
81,580		Grifols SA ADR	1,743,365	0.8
			6,457,482	2.9

		Sweden: 2.5%
157,952		Essity AB	3,964,799	1.8
28,680	(1)	Hexagon AB	1,679,121	0.7
			5,643,920	2.5

		Switzerland: 5.9%
1,545	(2)	Dormakaba Holding AG	1,165,179	0.5
44,179		Julius Baer Group Ltd.	2,207,895	1.0
2,119		Lonza Group AG	724,905	0.3
45,315		Nestle SA	3,771,868	1.7
6,008		Roche Holding AG	1,452,827	0.7
243,548		UBS Group AG	3,845,290	1.7
			13,167,964	5.9

		Taiwan: 2.3%
10,000		Largan Precision Co. Ltd.	1,188,013	0.5
478,000		Taiwan Semiconductor Manufacturing Co., Ltd.	4,079,030	1.8
			5,267,043	2.3

		Thailand: 0.6%
592,000		CP ALL PCL	1,263,316	0.6

		United Arab Emirates: 0.8%
7,054		DP World Ltd.	134,732	0.0
447,415		First Abu Dhabi Bank PJSC	1,745,911	0.8
			1,880,643	0.8

		United Kingdom: 10.0%
23,100	(2)	AstraZeneca PLC ADR	914,067	0.4
91,942		British American Tobacco PLC	4,286,405	1.9
47,277		Burberry Group PLC	1,241,467	0.6
547,473	(3)	ConvaTec Group PLC	1,656,483	0.7
5,863	(1)	Farfetch Ltd.	159,650	0.1
13,959	(1)	LivaNova PLC	1,730,497	0.8
30,418		London Stock Exchange Group PLC	1,817,690	0.8
36,398		Playtech Ltd.	231,007	0.1
96,986		Prudential PLC	2,223,712	1.0
12,473		Reckitt Benckiser Group PLC	1,139,415	0.5
48,632		Shire PLC	2,938,162	1.3

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
125,343		Smith & Nephew PLC	$2,286,852	1.0
822,122		Vodafone Group PLC	1,761,507	0.8
			22,386,914	10.0

		United States: 3.0%
1,191	(1)	Booking Holdings, Inc.	2,362,944	1.1
12,304	(1)	Globant SA	725,813	0.3
10,400		Mastercard, Inc. - Class A	2,315,144	1.0
15,516		Philip Morris International, Inc.	1,265,175	0.6
			6,669,076	3.0

	Total Common Stock (Cost $192,930,423)		220,440,848	98.3

PREFERRED STOCK: 0.2%
		United States: 0.2%
9,427	(1),(4),(5)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	480,137	0.2

	Total Preferred Stock (Cost $258,547)		480,137	0.2

	Total Long-Term Investments (Cost $193,188,970)		220,920,985	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateral(6): 1.7%
812,181	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $812,333, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $828,425, due 10/25/18-08/20/68)	812,181	0.4
1,000,000	Jefferies LLC, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $1,000,185, collateralized by various U.S. Government Securities, 1.875%-2.875%, Market Value plus accrued interest $1,020,001, due 07/31/20-05/15/28)	1,000,000	0.4
1,000,000	Millennium Fixed Income Ltd., Repurchase Agreement dated 09/28/18, 2.46%, due 10/01/18 (Repurchase Amount $1,000,202, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,020,000, due 11/15/42-08/15/44)	1,000,000	0.4
353,466	National Bank Financial, Repurchase Agreement dated 09/28/18, 2.27%, due 10/01/18 (Repurchase Amount $353,532, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $360,536, due 11/29/18-09/09/49)	353,466	0.2
646,534	NBC Global Finance Ltd., Repurchase Agreement dated 09/28/18, 2.20%, due 10/01/18 (Repurchase Amount $646,651, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $659,466, due 04/15/21-09/09/49)	646,534	0.3
		3,812,181	1.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
934,277	(7) T. Rowe Price Government Reserve Fund, 2.150% (Cost $934,277)	934,277	0.4

	Total Short-Term Investments (Cost $4,746,458)	4,746,458	2.1

	Total Investments in Securities (Cost $197,935,428)	$225,667,443	100.6
	Liabilities in Excess of Other Assets	(1,427,582)	(0.6)
	Net Assets	$224,239,861	100.0

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2018, the Portfolio held restricted securities with a fair value of $480,137 or 0.2% of net assets. Please refer to the table below for additional details.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2018.

Sector Diversification	Percentage of Net Assets
Financials	18.9%
Health Care	13.5
Consumer Staples	13.0
Information Technology	12.1
Industrials	11.8
Communication Services	10.0
Consumer Discretionary	9.8
Materials	3.9
Energy	3.2
Utilities	1.7
Real Estate	0.6
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$4,510,860	$–	$4,510,860
Austria	–	3,496,374	–	3,496,374
Belgium	–	1,021,277	–	1,021,277
Bermuda	1,308,210	–	–	1,308,210
Brazil	2,449,930	–	–	2,449,930
Canada	12,584,469	–	–	12,584,469
China	5,225,329	10,496,405	–	15,721,734
Finland	–	2,537,563	–	2,537,563
France	2,067,246	9,870,904	–	11,938,150
Germany	717,668	16,845,049	–	17,562,717
Hong Kong	–	11,877,500	–	11,877,500
India	–	9,229,105	–	9,229,105
Indonesia	797,869	2,374,393	–	3,172,262
Italy	–	1,879,148	–	1,879,148
Japan	–	33,085,566	–	33,085,566
Mexico	1,031,839	–	–	1,031,839
Netherlands	3,068,078	5,929,027	–	8,997,105
Peru	1,288,287	–	–	1,288,287
Philippines	–	613,818	–	613,818
Portugal	–	1,472,196	–	1,472,196
Singapore	1,019,866	–	–	1,019,866
South Africa	–	3,621,048	–	3,621,048

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
South Korea	$–	$7,285,466	$–	$7,285,466
Spain	1,743,365	4,714,117	–	6,457,482
Sweden	–	5,643,920	–	5,643,920
Switzerland	–	13,167,964	–	13,167,964
Taiwan	–	5,267,043	–	5,267,043
Thailand	–	1,263,316	–	1,263,316
United Arab Emirates	134,732	1,745,911	–	1,880,643
United Kingdom	2,804,214	19,582,700	–	22,386,914
United States	6,669,076	–	–	6,669,076
Total Common Stock	42,910,178	177,530,670	–	220,440,848
Preferred Stock	–	–	480,137	480,137
Short-Term Investments	934,277	3,812,181	–	4,746,458
Total Investments, at fair value	$43,844,455	$181,342,851	$480,137	$225,667,443
Other Financial Instruments+
Forward Foreign Currency Contracts	–	27,035	–	27,035
Total Assets	$43,844,455	$181,369,886	$480,137	$225,694,478

(1)	For the period ended September 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2018, securities valued at $11,678,762 and $2,046,203 were transferred from Level 1 to Level 2 and Level 2 and Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, VY® T. Rowe Price International Stock Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	$258,547	$480,137
		$258,547	$480,137

At September 30, 2018, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price International Stock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,103,561	JPY 122,290,000	Bank of America N.A.	10/15/18	$26,210
USD 5,881	JPY 663,228	The Bank of New York Mellon	10/01/18	43
USD 47,761	JPY 5,391,109	The Bank of New York Mellon	10/01/18	313
ZAR 626,407	USD 44,245	The Bank of New York Mellon	10/01/18	51
USD 51,656	JPY 5,821,704	The Bank of New York Mellon	10/02/18	418
				$27,035

Currency Abbreviations
JPY	-	Japanese Yen
USD	-	United States Dollar
ZAR	-	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$27,035
Total Asset Derivatives		$27,035

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2018:

	Bank of America N.A.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$26,210	$825	$27,035
Total Assets	$26,210	$825	$27,035

Net OTC derivative instruments by counterparty, at fair value	$26,210	$825	$27,035

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$26,210	$825	$27,035

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $200,284,053.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$36,451,945
Gross Unrealized Depreciation	(10,687,745)
Net Unrealized Appreciation	$25,764,200

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.0%
		Canada: 2.9%
119,550		Barrick Gold Corp.	$1,324,614	0.8
99,100		Husky Energy, Inc.	1,740,090	1.1
95,893		Wheaton Precious Metals Corp.	1,677,840	1.0
			4,742,544	2.9

		China: 6.5%
10,340	(1)	Baidu, Inc. ADR	2,364,551	1.5
973,000		China Life Insurance Co., Ltd. - H Shares	2,211,274	1.4
184,000		China Mobile Ltd.	1,809,059	1.1
11,144	(2)	China Telecom Corp., Ltd. ADR	550,736	0.3
2,726,000		China Telecom Corp., Ltd. - H Shares	1,355,094	0.8
1,992,100		Kunlun Energy Co. Ltd.	2,318,543	1.4
			10,609,257	6.5

		Denmark: 2.0%
1,069		AP Moller - Maersk A/S - Class B	1,501,807	0.9
25,642		Vestas Wind Systems A/S	1,732,278	1.1
			3,234,085	2.0

		France: 7.8%
95,570		AXA S.A.	2,560,863	1.6
41,078		BNP Paribas	2,515,475	1.5
24,898		Cie de Saint-Gobain	1,073,127	0.7
124,193		Credit Agricole SA	1,785,272	1.1
29,360		Sanofi	2,623,233	1.6
110,391		Veolia Environnement	2,202,809	1.3
			12,760,779	7.8

		Germany: 5.5%
26,936		Bayer AG	2,389,239	1.5
154,231		E.ON AG	1,569,414	0.9
4,248	(1)	Innogy SE	180,269	0.1
21,590		Merck KGaA	2,230,692	1.4
19,972		Siemens AG	2,553,691	1.6
			8,923,305	5.5

		Hong Kong: 1.4%
186,000		CK Hutchison Holdings Ltd.	2,140,998	1.3
290,200		Value Partners Group Ltd.	230,896	0.1
			2,371,894	1.4

		Indonesia: 0.4%
1,312,500		Matahari Department Store Tbk PT	609,924	0.4

		Ireland: 0.5%
104,786		Bank of Ireland Group PLC	801,291	0.5

		Israel: 1.8%
134,401		Teva Pharmaceutical Industries Ltd. ADR	2,894,997	1.8

		Italy: 2.7%
190,871		ENI S.p.A.	3,597,835	2.2
49,474		UniCredit SpA	742,342	0.5
			4,340,177	2.7

		Japan: 4.7%
68,100		Mitsui Fudosan Co., Ltd.	1,610,624	1.0
176,300		Panasonic Corp.	2,043,533	1.3
30,100		Seven & I Holdings Co., Ltd.	1,342,006	0.8
5,500		SoftBank Group Corp.	549,448	0.3
30,700		Suntory Beverage & Food Ltd.	1,300,638	0.8
25,200		Taiheiyo Cement Corp.	790,346	0.5
			7,636,595	4.7

		Luxembourg: 2.7%
200,319		SES S.A. - Luxembourg	4,395,766	2.7

		Netherlands: 5.0%
361,939		Aegon NV	2,349,179	1.4
16,864		Akzo Nobel NV	1,577,513	1.0
1,059	(1)	QIAGEN NV	40,107	0.0
119,125		Royal Dutch Shell PLC - Class B	4,170,181	2.6
			8,136,980	5.0

		Singapore: 2.1%
1,443,900		Singapore Telecommunications Ltd.	3,421,602	2.1

		South Korea: 3.3%
43,400		KB Financial Group, Inc.	2,113,754	1.3
77,612		Samsung Electronics Co., Ltd.	3,248,130	2.0
			5,361,884	3.3

		Spain: 0.5%
113,117		Telefonica S.A.	892,304	0.5

		Sweden: 1.0%
140,262	(2)	Getinge AB	1,610,811	1.0

		Switzerland: 3.4%
5,538		Novartis AG	476,702	0.3
10,912		Roche Holding AG	2,638,690	1.6
151,970		UBS Group AG	2,399,399	1.5
			5,514,791	3.4

		Thailand: 1.5%
276,600		Bangkok Bank PCL	1,796,522	1.1
92,400		Bangkok Bank PCL - Foreign Reg	622,918	0.4
			2,419,440	1.5

		United Kingdom: 8.6%
98,168		BAE Systems PLC	804,979	0.5
482,898		BP PLC	3,701,310	2.3
273,510		HSBC Holdings PLC (HKD)	2,392,604	1.5
564,898		Kingfisher PLC	1,910,059	1.2
331,668		Man Group PLC	760,839	0.4
330,085		Standard Chartered PLC	2,734,838	1.7

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United Kingdom: (continued)
804,894		Vodafone Group PLC	$1,724,594	1.0
			14,029,223	8.6

		United States: 32.7%
9,700		Advance Auto Parts, Inc.	1,632,801	1.0
19,051		Allergan PLC	3,628,834	2.2
22,320		Ally Financial, Inc.	590,364	0.4
1,998	(1)	Alphabet, Inc. - Class A	2,411,746	1.5
23,230		AmerisourceBergen Corp.	2,142,271	1.3
3,685		Amgen, Inc.	763,864	0.5
56,110	(2)	Apache Corp.	2,674,764	1.6
27,060		Capital One Financial Corp.	2,568,806	1.6
28,610	(2)	Cardinal Health, Inc.	1,544,940	0.9
8,400	(1)	Celgene Corp.	751,716	0.5
53,690		Citigroup, Inc.	3,851,721	2.4
63,720		Comcast Corp. – Class A	2,256,325	1.4
53,469	(1)	CommScope Holding Co., Inc.	1,644,706	1.0
202,100		Coty, Inc - Class A	2,538,376	1.5
15,130		Eli Lilly & Co.	1,623,600	1.0
20,200		Exxon Mobil Corp.	1,717,404	1.0
39,750		Gilead Sciences, Inc.	3,069,098	1.9
595		Helmerich & Payne, Inc.	40,918	0.0
16,610		JPMorgan Chase & Co.	1,874,272	1.1
15,500		Kellogg Co.	1,085,310	0.7
28,500		Kroger Co.	829,635	0.5
113,212	(2)	Mattel, Inc.	1,777,428	1.1
42,870	(1)	Navistar International Corp.	1,650,495	1.0
12,094	(1)	Netscout Systems, Inc.	305,374	0.2
74,609		Oracle Corp.	3,846,840	2.3
26,740		Perrigo Co. PLC	1,893,192	1.2
17,840		United Parcel Service, Inc. - Class B	2,082,820	1.3
35,600		Walgreens Boots Alliance, Inc.	2,595,240	1.6
			53,392,860	32.7

	Total Common Stock (Cost $149,340,173)		158,100,509	97.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 0.6%
	United States: 0.6%
976,000	(3) Chesapeake Energy Corp., 8.000%, 12/15/2022	$1,024,800	0.6

	Total Corporate Bonds/Notes (Cost $940,559)	1,024,800	0.6

	Total Long-Term Investments (Cost $150,280,732)	159,125,309	97.6

SHORT-TERM INVESTMENTS: 5.1%
	U.S. Government Agency Obligations: 2.1%
3,500,000	Federal Home Loan Bank Discount Notes, 2.000%, 10/01/2018 (Cost $3,500,000)	3,500,000	2.1

	Securities Lending Collateral(4): 2.9%
1,105,255	Jefferies LLC, Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $1,105,459, collateralized by various U.S. Government Securities, 1.875%-2.875%, Market Value plus accrued interest $1,127,361, due 07/31/20-05/15/28)	1,105,255	0.7
232,369	Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/18, 2.25%, due 10/01/18 (Repurchase Amount $232,412, collateralized by various U.S. Government Securities, 0.000%-1.625%, Market Value plus accrued interest $237,016, due 05/23/19-09/09/49)	232,369	0.1
1,105,255	Millennium Fixed Income Ltd., Repurchase Agreement dated 09/28/18, 2.46%, due 10/01/18 (Repurchase Amount $1,105,478, collateralized by various U.S. Government Securities, 2.750%-3.125%, Market Value plus accrued interest $1,127,360, due 11/15/42-08/15/44)	1,105,255	0.7
1,105,255	NBC Global Finance Ltd., Repurchase Agreement dated 09/28/18, 2.20%, due 10/01/18 (Repurchase Amount $1,105,455, collateralized by various U.S. Government Securities, 0.000%-3.750%, Market Value plus accrued interest $1,127,362, due 04/15/21-09/09/49)	1,105,255	0.7

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateral(4) (continued)
1,105,255	RBC Dominion Securities Inc., Repurchase Agreement dated 09/28/18, 2.26%, due 10/01/18 (Repurchase Amount $1,105,460, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,127,360, due 10/04/18-09/09/49)	$1,105,255	0.7
		4,653,389	2.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
85,503	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.960% (Cost $85,503)	85,503	0.1

	Total Short-Term Investments (Cost $8,238,892)	8,238,892	5.1

	Total Investments in Securities (Cost $158,519,624)	$167,364,201	102.7
	Liabilities in Excess of Other Assets	(4,378,576)	(2.7)
	Net Assets	$162,985,625	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2018.

Sector Diversification	Percentage of Net Assets
Financials	21.5%
Health Care	18.7
Communication Services	13.2
Energy	12.8
Industrials	8.4
Consumer Staples	5.9
Information Technology	5.5
Consumer Discretionary	5.0
Materials	3.3
Utilities	2.3
Real Estate	1.0%
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(2.7)
Net Assets	100.0%

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of September 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2018
Asset Table
Investments, at fair value
Common Stock
Canada	$4,742,544	$–	$–	$4,742,544
China	2,915,287	7,693,970	–	10,609,257
Denmark	–	3,234,085	–	3,234,085
France	–	12,760,779	–	12,760,779
Germany	180,269	8,743,036	–	8,923,305
Hong Kong	–	2,371,894	–	2,371,894
Indonesia	–	609,924	–	609,924
Ireland	–	801,291	–	801,291
Israel	2,894,997	–	–	2,894,997
Italy	–	4,340,177	–	4,340,177
Japan	–	7,636,595	–	7,636,595
Luxembourg	4,395,766	–	–	4,395,766
Netherlands	–	8,136,980	–	8,136,980
Singapore	–	3,421,602	–	3,421,602
South Korea	–	5,361,884	–	5,361,884
Spain	–	892,304	–	892,304
Sweden	–	1,610,811	–	1,610,811
Switzerland	–	5,514,791	–	5,514,791
Thailand	–	2,419,440	–	2,419,440
United Kingdom	–	14,029,223	–	14,029,223
United States	53,392,860	–	–	53,392,860
Total Common Stock	68,521,723	89,578,786	–	158,100,509
Corporate Bonds/Notes	–	1,024,800	–	1,024,800
Short-Term Investments	85,503	8,153,389	–	8,238,892
Total Investments, at fair value	$68,607,226	$98,756,975	$–	$167,364,201

(1)	For the period ended September 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Portfolio certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period. At September 30, 2018, securities valued at $5,971,056 were transferred from Level 1 to Level 2 within the fair value hierarchy.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $158,852,181.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$23,200,141
Gross Unrealized Depreciation	(14,676,140)

Net Unrealized Appreciation	$8,524,001

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form NQ and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Investors Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	November 28, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 28, 2018